N-2 - USD ($)		Sep. 01, 2026	Jun. 30, 2026
Cover [Abstract]
Entity Central Index Key		0002117535
Amendment Flag		false
Entity Inv Company Type		N-2
Securities Act File Number		333-294491
Investment Company Act File Number		811-24168
Document Type		N-2/A
Document Registration Statement		true
Pre-Effective Amendment		true
Pre-Effective Amendment Number		2
Investment Company Act Registration		true
Investment Company Registration Amendment		true
Investment Company Registration Amendment Number		2
Entity Registrant Name		Franklin Lexington Venture & Growth Fund
Entity Address, Address Line One		One Madison Avenue
Entity Address, City or Town		New York
Entity Address, State or Province		NY
Entity Address, Postal Zip Code		10010
City Area Code		888
Local Phone Number		777-0102
Approximate Date of Commencement of Proposed Sale to Public		As soon as practicable after the effective date of this Registration Statement.
Dividend or Interest Reinvestment Plan Only		false
Delayed or Continuous Offering		true
Primary Shelf [Flag]		false
Effective Upon Filing, 462(e)		false
Additional Securities Effective, 413(b)		false
Effective when Declared, Section 8(c)		false
New Effective Date for Previous Filing		false
Additional Securities. 462(b)		false
No Substantive Changes, 462(c)		false
Exhibits Only, 462(d)		false
Registered Closed-End Fund [Flag]		true
Business Development Company [Flag]		false
Interval Fund [Flag]		false
Primary Shelf Qualified [Flag]		false
Entity Well-known Seasoned Issuer		No
Entity Emerging Growth Company		false
New CEF or BDC Registrant [Flag]		true
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]

Shareholder Transaction Expenses (fees paid directly from your investment)	Class S Shares	Class D Shares	Class I Shares	Class M Shares
Maximum Sales Load (as a percentage of purchase amount) (1)	None	None	None	None
Maximum Early Repurchase Fee (as a percentage of repurchased amount) (2)	2.00%	2.00%	2.00%	2.00%

(1)
No upfront sales load will be paid with respect to Class S Shares, Class D Shares, Class I Shares or Class M Shares, however, if you buy Class S Shares, Class D Shares or Class M Shares through certain financial intermediaries, they may directly charge you transaction or other fees, including upfront placement fees or brokerage commissions, in such amount as they may determine, provided that selling agents limit such charges to a 3.0% cap on NAV for Class D Shares, a 3.0% cap on NAV Class S Shares and a 3.0% cap on NAV for Class M Shares. Financial intermediaries will not charge such fees on Class I Shares. Please consult your financial intermediary for additional information.

(2)
A 2.00% early repurchase fee payable to the Fund may be charged with respect to the repurchase of Shares at any time prior to the day immediately preceding the one-year
anniversary of a Shareholder’s purchase of the Shares (on a “first in—first out” basis). An early repurchase fee payable by a Shareholder may be waived in circumstances where the Board determines that doing so is in the best interests of the Fund and in a manner that will not discriminate unfairly against any Shareholder. The early repurchase fee will not apply to Shares acquired through dividend reinvestment, and the Fund may waive the early repurchase fee in its sole discretion under certain circumstances: (i) with respect to repurchase requests submitted by discretionary model portfolio management programs (and similar arrangements); (ii) with respect to repurchase requests from feeder funds (or similar vehicles) primarily created to hold Shares, which are offered to
non-U.S.
persons, where such funds seek to avoid imposing such a deduction because of administrative or systems limitations; (iii) pursuant to an asset allocation program, wrap fee program or other investment program offered by a financial institution where investment decisions are made on a discretionary basis by investment professionals; and (iv) pursuant to an automatic non-discretionary
rebalancing program. The early repurchase fee will be retained by the Fund for the benefit of the remaining Shareholders.

Other Transaction Expenses [Abstract]
Annual Expenses [Table Text Block]

Estimated Annual Operating Expenses (as a percentage of net assets attributable to Shares)	Class S Shares		Class D Shares		Class I Shares		Class M Shares
Management Fee (3)	1.50%		1.50%		1.50%		1.50%
Incentive Fee (4)	0.00%		0.00%		0.00%		0.00%
Other Expenses (5)	0.82%		0.82%		0.83%		0.82%
Distribution and Servicing Fee	0.85%		0.25%		0.00%		0.50%
Acquired Fund Fees and Expenses (6)	1.00%		1.00%		1.00%		1.00%
Interest Payments on Borrowed Funds (7)	0.00%		0.00%		0.00%		0.00%

Total Annual Expenses	4.17%		3.57%		3.33%		3.82%

Fee Waiver and/or Expense Reimbursement (8)	(0.07%	)	(0.07%	)	(0.08%	)	(0.07%	)
Total Annual Expenses (After Fee Waiver and/or Expense Reimbursement)	4.10%		3.50%		3.25%		3.75%
(3)
The Fund pays the Manager a quarterly Management Fee at an annual rate of 1.50% based on value of the Fund’s net assets, calculated and accrued monthly as of the last business day of each month. For purposes of determining the Management Fee payable to the Manager, the value of the Fund’s net assets will be calculated prior to the inclusion of the Management Fee and Incentive Fee, if any, payable to the Manager or to any purchases or repurchases of Shares of the Fund or any distributions by the Fund. The Manager has agreed to voluntarily waive its Management Fee through June 1, 2027. Unless otherwise extended by the Manager, the Management Fee payable by the Fund as of June 2, 2027, will be at the annual rate of 1.50%. The reduction of the Management Fee is not subject to recoupment by the Manager under the Expense Limitation Agreement, described below.

(4)
At the end of each calendar quarter of the Fund (and at certain other times), the Manager (or, to the extent permitted by applicable law, an affiliate of the Manager) will be entitled to receive an Incentive Fee equal to 15.0% of the amount that the Net Profits for the applicable period exceeds the Loss Recovery Account. “Net Profits” shall mean the amount by which (i) the sum of (A) the net asset value of the Fund as of the end of such quarter, (B) the aggregate repurchase price of all shares repurchased by the
Fund
during such quarter and (C) the amount of dividends and other distributions paid in respect of the Fund during such quarter and not reinvested in additional shares through the DRIP exceeds (ii) the sum of (X) the net asset value of the Fund as of the beginning of such quarter and (Y) the aggregate issue price of shares of the Fund issued during such quarter (excluding any Shares of such Class issued in connection with the reinvestment through the DRIP of dividends paid, or other distributions made, by the Fund through the DRIP). Incentive Fees are accrued monthly and paid quarterly. For purposes of calculating Incentive Fees, such accruals are not deducted from net asset value. Because the Incentive Fee is speculative, no Incentive Fee is presented for the initial year of operations. See “Management and Incentive Fees.”

(5)
The Other Expenses include, among other things, professional fees and other expenses that the Fund will bear, including initial and ongoing offering costs and fees and expenses of the Administrator, transfer agent and custodian. The Other Expenses are based on estimated amounts for the Fund’s current fiscal year.

(6)
The Acquired Fund Fees and Expenses include the fees and expenses of the Portfolio Funds in which the Fund intends to invest. Some or all of the Portfolio Funds in which the Fund intends to invest generally charge asset-based management fees. The managers of the Portfolio Funds may also receive performance-based compensation if the Portfolio Funds achieve certain profit levels, generally in the form of “carried interest” allocations of profits from the Portfolio Funds, which effectively will reduce the investment returns of the Portfolio Funds. The Portfolio Funds in which the Fund intends to invest generally charge a management fee of 1.00% to 2.50%, and generally charge between 10% and 30% of net profits as a carried interest allocation, subject to a clawback, although the amount of such fees and carried interest may vary over market cycles. The “Acquired Fund Fees and Expenses” disclosed above are estimates for the current fiscal year based on historic returns of Portfolio Funds in which the Fund expects to invest, and may change substantially over time. The Acquired Fund Fees and Expenses reflects operating expenses of the Portfolio Funds (i.e., management fees, administration fees and professional and other direct, fixed fees and expenses of the Portfolio Funds) and does not reflect any performance-based fees or allocations paid by the Portfolio Funds that are calculated solely on the realization and/or distribution of gains, or on the sum of such gains and unrealized appreciation of assets distributed in-kind.
As such, fees and allocations for a particular period may be unrelated to the cost of investing in the Portfolio Funds.

(7)	Calculations in the table do not assume leverage.
(8)
Pursuant to an expense limitation agreement (the “Expense Limitation Agreement”) with the Fund, the Manager has agreed to waive fees that it would otherwise be paid, and/or to assume expenses of the Fund, if required to ensure certain annual operating expenses (excluding the Management Fee, Incentive Fee, any Distribution and Servicing Fee, interest, taxes, brokerage commissions, acquired fund fees and expenses, dividend and interest expenses relating to short sales, borrowing costs, merger or reorganization expenses, shareholder meetings expenses, litigation expenses, expenses associated with the acquisition and disposition of investments (including interest and structuring costs for borrowings and line(s) of credit), valuation service providers and extraordinary expenses, if any; collectively, the “Excluded Expenses”) do not exceed 0.50% per annum (excluding Excluded Expenses) of the Fund’s average monthly net assets of each class of Shares. With respect to each class of Shares, the Fund agrees to repay the Manager any fees waived or expenses assumed under the Expense Limitation Agreement for such class of Shares, provided the repayments do not cause the Fund’s annual operating expenses (excluding Excluded Expenses) for that class of Shares to exceed the expense limitation in place at the time the fees were waived and/or the expenses were reimbursed, or the expense limitation in place at the time the Fund repays the Manager, whichever is lower. The Manager is permitted to recapture amounts forgone or reimbursed within thirty-six months after the month the Manager earned the fee or incurred the expense. The Expense Limitation Agreement will have a term ending one-year from the date the Fund commences operations, and the Manager may extend the term for a period of one year on an annual basis. The Manager may not terminate the Expense Limitation Agreement during its initial one-year term.

Other Annual Expenses [Abstract]
Expense Example [Table Text Block]
The purpose of the table above and the
examples
below is to assist prospective investors in understanding the various costs and expenses Shareholders will bear.
The following examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The examples assume that all distributions are reinvested at net asset value and that the percentage amounts listed under Annual Expenses remain the same (except that the examples incorporate the fee waiver and expense reimbursement arrangements from the Expense Limitation Agreement for only the one-year example and the first year of the three-, five- and ten-year examples). The assumption in the hypothetical example of a 5% annual return is required by regulation of the SEC and applicable to all registered investment companies. The assumed 5% annual return is not a prediction of, and does not represent, the projected or actual performance of the Fund.
Example 1

	1 Year	3 Years	5 Years	10 Years
You would pay the following expenses on a $1,000 Class S Shares investment, assuming a 5% annual return:	$31	$97	$165	$347
You would pay the following expenses on a $1,000 Class D Shares investment, assuming a 5% annual return:	$25	$79	$136	$289
You would pay the following expenses on a $1,000 Class I Shares investment, assuming a 5% annual return:	$23	$72	$124	$266
You would pay the following expenses on a $1,000 Class M Shares investment, assuming a 5% annual return:	$28	$87	$148	$314
Example 2

	1 Year	3 Years	5 Years	10 Years
You would pay the following expenses on a $25,000 Class S Shares investment, assuming a 5% annual return:	$780	$2,422	$4,125	$8,663
You would pay the following expenses on a $25,000 Class D Shares investment, assuming a 5% annual return:	$630	$1,976	$3,389	$7,232
You would pay the following expenses on a $25,000 Class I Shares investment, assuming a 5% annual return:	$568	$1,794	$3,078	$6,633
You would pay the following expenses on a $25,000 Class M Shares investment, assuming a 5% annual return:	$693	$2,163	$3,698	$7,840
The Examples above are based on the annual fees and expenses set forth on the table above. They should not be considered a representation of future expenses. Actual expenses may be greater or less than those shown, and the Fund’s actual rate of return may be greater or less than the hypothetical 5.0% return assumed in the examples. A greater rate of return than that used in the Examples would increase the dollar amount of the asset-based fees paid by the Fund, as well as the effect of the Incentive Fee.

Purpose of Fee Table , Note [Text Block]		The fee table below is intended to assist Shareholders in understanding the various costs and expenses that the Fund expects to incur, and that Shareholders can expect to bear, by investing in the Fund. This fee table is based on estimated expenses of the Fund for the fiscal year ending March 31, 2027, and assumes that the Fund has net assets of $750,000,000 as of such date.
Basis of Transaction Fees, Note [Text Block]		as a percentage of purchase amount
Other Expenses, Note [Text Block]		The Other Expenses include, among other things, professional fees and other expenses that the Fund will bear, including initial and ongoing offering costs and fees and expenses of the Administrator, transfer agent and custodian. The Other Expenses are based on estimated amounts for the Fund’s current fiscal year.
Management Fee not based on Net Assets, Note [Text Block]		The Fund pays the Manager a quarterly Management Fee at an annual rate of 1.50% based on value of the Fund’s net assets, calculated and accrued monthly as of the last business day of each month. For purposes of determining the Management Fee payable to the Manager, the value of the Fund’s net assets will be calculatedprior to the inclusion of the Management Fee and Incentive Fee, if any, payable to the Manager or to any purchases or repurchases of Shares of the Fund or any distributions by the Fund. The Manager has agreed to voluntarily waive its Management Fee through June 1, 2027. Unless otherwise extended by the Manager, the Management Fee payable by the Fund as of June 2, 2027, will be at the annual rate of 1.50%. The reduction of the Management Fee is not subject to recoupment by the Manager under the Expense Limitation Agreement, described below.
Acquired Fund Fees and Expenses, Note [Text Block]	The Acquired Fund Fees and Expenses include the fees and expenses of the Portfolio Funds in which the Fund intends to invest. Some or all of the Portfolio Funds in which the Fund intends to invest generally charge asset-based management fees. The managers of the Portfolio Funds may also receive performance-based compensation if the Portfolio Funds achieve certain profit levels, generally in the form of “carried interest” allocations of profits from the Portfolio Funds, which effectively will reduce the investment returns of the Portfolio Funds. The Portfolio Funds in which the Fund intends to invest generally charge a management fee of 1.00% to 2.50%, and generally charge between 10% and 30% of net profits as a carried interest allocation, subject to a clawback, although the amount of such fees and carried interest may vary over market cycles. The “Acquired Fund Fees and Expenses” disclosed above are estimates for the current fiscal year based on historic returns of Portfolio Funds in which the Fund expects to invest, and may change substantially over time. The Acquired Fund Fees and Expenses reflects operating expenses of the Portfolio Funds (i.e., management fees, administration fees and professional and other direct, fixed fees and expenses of the Portfolio Funds) and does not reflect any performance-based fees or allocations paid by the Portfolio Funds that are calculated solely on the realization and/or distribution of gains, or on the sum of such gains and unrealized appreciation of assets distributed in-kind.
		As such, fees and allocations for a particular period may be unrelated to the cost of investing in the Portfolio Funds.
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]
INVESTMENT OBJECTIVE AND STRATEGY
The Fund’s investment objective is to seek long-term capital appreciation.
In pursuing its investment objective, the Fund intends to make direct and indirect investments in companies that are primarily in their venture capital or growth stages of the investment cycle and are involved in the “innovation economy.” Companies that are in the “innovation economy” are those that either (i) develop or implement innovative products, services or innovations, (ii) develop or implement unprecedented approaches to improve existing products, services or innovations, or (iii) are involved in enabling, supporting or facilitating innovation, whether through distribution, financing, infrastructure, research or other means. Venture capital investments include: (i) early-stage investments in businesses that are still in the conceptual stage (i.e., start-up or seed), or where products, services or innovations may not be fully developed, and where revenues and/or profits may be several years away; and (ii) later-stage investments in more mature companies that typically are not yet profitable. Growth stage investments are strategically positioned between venture capital stages and a company’s IPO or other strategic exit or liquidity event. Companies in the growth stage can continue to undergo transformational periods of rapid growth and expansion but operate near or just-above break-even profitability. At this stage, companies may take on debt financing or buyout capital to support their ongoing corporate initiatives. Buyout investments involve the acquisition of, or investment in, companies that may be more established, in which the use of debt financing, or leverage, often is employed. To a lesser extent, the Fund also may invest in other phases of the private investment lifecycle. These assets collectively are referred to herein as “Venture and Growth Assets.”
However, the Fund will be concentrated in the Technology Industry. The Fund defines the “Technology Industry” as including (i) companies that derive a significant portion of their value or growth prospects from the development, application or commercialization of biological, digital, engineering, physical or scientific innovations and (ii) technology-enabled companies operating within traditionally non-technology industries. Within the Technology Industry, the Fund will, over time, seek to construct a portfolio that has broad exposure to a wide range of sub-sectors, reflecting the dynamic and pervasive nature of innovation, which evolves as new technologies emerge and permeates virtually every industry across the global economy. These sub-sectors include, but are not limited to: aerospace and space technology, AI and machine learning, biotechnology, blockchain and distributed ledger technology, consumer internet, cybersecurity and digital trust, data centers, decentralized finance, defense technology, developer tools, digital assets-related infrastructure and services (not direct investments in digital assets themselves), digital infrastructure, digital marketplaces, digital media, digital trust, education technology, energy transformation and climate technology, enterprise software, financial technology, food and wellness, gaming, genomics and multi-omics, healthcare information technology, industrial and manufacturing technology, internet of things, media and entertainment, mobility and transportation technology, neurotechnology, pharmaceuticals, quantum computing, robotics and physical automation, semiconductors, semiconductor capital equipment, social media and creator economy, and technology infrastructure, among others.
The Fund expects to invest in Venture and Growth Assets by acquiring (i) secondary investments through purchases from existing investors, or where a material portion of the capital that is anticipated to be deployed by the Fund in connection with an investment (whether in one or a series of related transactions) is in identified assets, including in (a) the equity and/or debt of Venture and Growth Assets and (b) private funds, Holding Vehicles (as defined herein) or Other Investment Vehicles (as defined herein) (collectively, “Portfolio Funds”) managed by unaffiliated third-party managers (“Portfolio Fund Managers”) that invest in Venture and Growth Assets (collectively, “Secondary Investments”); (ii) primary direct investments through commitments to the issuer in the equity and/or debt of Venture and Growth Assets, including Co-Investments (as defined herein) (“Direct Investments”); and (iii) primary investments through commitments to the issuer in Portfolio Funds that invest in Venture and Growth Assets (“Primary Investments”). The Fund may also acquire exposure to Venture and Growth Assets in other forms, including direct and indirect investments in preferred equity, options, warrants, restricted stock, earnouts, royalties and other instruments. Venture and Growth Assets may also include investments in both private and publicly traded companies.
“Co-Investments”
are investments primarily alongside transaction sponsors in the same class of equity or debt securities or other instruments as such transaction sponsors (including but not limited to common stock, preferred stock and warrants) and other investments alongside transaction sponsors.
“Holding Vehicles” are special purpose entities, typically structured as limited partnerships, limited liability companies, or similar entities that are formed for the purpose of holding one or more specific portfolio company investments.
“Other Investment Vehicles” include, but are not limited to, continuation funds, co-investment vehicles, feeder funds, parallel funds, blocker corporations, and other pooled or special purpose structures to hold, manage, or facilitate investments.
The Fund also intends to invest a portion of its assets in a portfolio of liquid assets that are not considered Venture and Growth Assets, including cash and cash equivalents, liquid debt securities and other credit instruments, derivatives and other investment companies, including money market funds, mutual funds and exchange traded funds. The Fund considers an asset “liquid” if the Fund reasonably expects that, in current market conditions, the asset can be sold or otherwise disposed of in the ordinary course of business, at approximately the price at which the Fund values such asset, within the timeframe necessary to satisfy repurchases and other obligations coming due in the near term (“Liquid Assets”). During normal market conditions, the Fund will not hold more than 20% of its net assets in Liquid Assets. For temporary defensive purposes, liquidity management or in connection with implementing changes in its asset allocation, the Fund may hold a substantially higher amount of Liquid Assets and other liquid investments. The Liquid Assets allocation will be managed by FAV in coordination with Lexington.
The objective of the Liquid Assets portfolio is to maintain a high level of exposure to Venture and Growth Assets while meeting liquidity requirements and minimizing excess liquidity. The portfolio will seek to generate incremental return with prudent risk management to reduce the impact of cash drag attributable to excess liquidity. Excess liquidity is generally defined as current or anticipated short-term imbalances between sources and uses of capital. FAV will prioritize highly liquid and low-cost
instruments, including the use of cash equitization strategies, to gain exposure to rate, credit and/or equity markets subject to risk considerations. FAV intends to actively monitor and manage all sources and uses of liquidity to dynamically meet objectives. This process entails continuous cash flow planning and coordination with Lexington regarding current and expected sources and uses of liquidity in the Fund.
To manage cash flows and income, and subject to the Fund’s obligation to satisfy periodic repurchase offers, the Fund may allocate a portion of its assets to privately placed debt securities and other yield-oriented investments, including without limitation Rule 144A securities, syndicated and other floating rate senior secured loans issued in private placements by U.S. and foreign corporations, partnerships and other business entities, privately placed bank loans, restricted securities, and other securities and instruments issued in transactions exempt from the registration requirements of the Securities Act. The Fund may invest in investment grade and below investment grade fixed-income securities (commonly known as “high yield” or “junk” bonds). The Fund may invest in these investments directly or indirectly through investment vehicles, including but not limited to affiliated or unaffiliated mutual funds and ETFs.
Under normal circumstances, the Fund invests at least 80% of its assets in Venture and Growth Assets. For purposes of this 80% policy, the Fund’s “assets” mean net assets (plus the amount of any borrowings for investment purposes). The Fund intends to count the value of any money market funds, cash, other cash equivalents or U.S. Treasury securities with remaining maturities of one year or less that cover unfunded commitments to invest equity in Portfolio Funds or special purpose vehicles controlled by unaffiliated general partners that will acquire a Venture and Growth Asset, in each case that the Fund reasonably expects to be called in the future, as qualifying Venture and Growth Assets for purposes of its 80% policy. The Manager will consider, for purposes of determining compliance with the Fund’s 80% policy, the investment policies and/or principal investment strategies of the Portfolio Funds and ETFs in which the Fund may, from time to time, invest. The Manager will count any Portfolio Fund and ETF that is comprised of a majority of Venture and Growth Assets toward satisfaction of the Fund’s 80% policy. The Fund determines whether an asset qualifies as a Venture and Growth Asset based on information available at the time of investment. The Fund’s investments in derivative instruments and other investments that provide exposure to the investment focus indicated in the Fund’s 80% policy, or that provide exposure to one or more market risk factors associated with the investment focus indicated in the Fund’s name, are included in the Fund’s 80% basket.
This 80% policy is not fundamental and may be changed by the Fund’s Board upon 60 days’ prior written notice to shareholders, provided that the Fund provides such notice in advance of a tender offer and such tender offer is not oversubscribed. The Fund must review its portfolio investments at least quarterly. If, subsequent to an investment, the Fund identifies that the requirements to its 80% policy are no longer met, the Fund will make future investments in a manner that will bring it into compliance with its 80% policy as soon as reasonably practicable.
The Fund may have exposure to companies and funds that are organized or headquartered or have substantial sales or operations outside of the United States, its territories, and possessions, including, but not limited to, emerging market countries. The Fund defines emerging market countries generally to include every nation in the world except developed countries, that is, the United States, Canada, Japan, Australia, New Zealand and most countries located in Western Europe. Depending on market conditions and the views of Lexington and FAV, the Fund may seek to hedge all or a portion of its currency exposures and foreign currency risk.
Lexington and FAV will manage the Fund’s asset allocation and investment decisions with a view towards managing liquidity and maintaining a high level of investment in Venture and Growth Assets. The Fund’s asset allocation and amount of Venture and Growth Assets may be based, in part, on anticipated future capital calls and distributions from such investments. This may result in the Fund making commitments to Venture and Growth Assets in an aggregate amount that exceeds the total amounts invested by Shareholders in the Fund at the time of such commitment (i.e., to “over-commit”). FAV may also take other anticipated cash flows into account, such as those relating to new subscriptions into the Fund, the repurchase of Shares through periodic tenders by Shareholders and any distributions made to Shareholders. To forecast portfolio cash flows, FAV will utilize quantitative and qualitative factors, including historical private equity data, actual portfolio observations and forecasts provided by Lexington. The Fund will maintain cash, cash equivalents, borrowings or other liquid assets in sufficient amounts, in FAV’s judgment, to satisfy capital calls from Portfolio Funds.
The Fund is permitted to borrow money or issue debt securities in an amount up to 33 1/3% of its total assets in accordance with the 1940 Act. The Fund may establish one or more credit lines to borrow money for a range of purposes, including to provide liquidity for capital calls by Portfolio Funds, to satisfy tender requests, to manage timing issues in connection with the inflows of additional capital and the acquisition of Fund investments, to otherwise satisfy Fund obligations or for investment purposes. There is no assurance, however, that the Fund will be able to enter into a credit line or that it will be able to timely repay any borrowings under such credit line, which may result in the Fund incurring leverage on its portfolio investments from time to time. Under the 1940 Act, the Fund is not permitted to borrow for any purposes if, immediately after such borrowing, the Fund would have asset coverage (as defined in the 1940 Act) of less than 300% with respect to indebtedness. This means that at the time the borrowing is made, the value of the Fund’s borrowings may not exceed one-third
the value of the Fund’s total assets (including such borrowings), or 50% of the Fund’s net assets. None of the foregoing 1940 Act requirements apply to Portfolio Funds in which the Fund invests unless such Portfolio Funds are registered under the 1940 Act. To enhance the Fund’s liquidity, particularly in times of possible net outflows through the repurchase of Shares by periodic tender offers to Shareholders, Lexington or FAV may sell certain of the Fund’s assets.

The Board may modify the borrowing policies of the Fund, including the purposes for which borrowings may be made, and the length of time that the Fund may hold portfolio securities purchased with borrowed money. The rights of any lenders to the Fund to receive payments of interest or repayments of principal will be senior to those of the Shareholders and the terms of any borrowings may contain provisions that limit certain activities of the Fund. The Fund also may borrow money from banks or other lenders for temporary purposes in an amount not to exceed 2.5% of the Fund’s assets. Such temporary borrowings are not subject to the asset coverage requirements discussed above.
During normal market conditions, the Fund will not hold more than 20% of its net assets in Liquid Assets. For temporary defensive purposes, liquidity management or in connection with implementing changes in the asset allocation, the Fund may hold a substantially higher amount of Liquid Assets.
The Fund may make investments directly or indirectly through one or more wholly-owned subsidiaries (each, a “Subsidiary” and collectively, the “Subsidiaries”). The Fund may form a Subsidiary in order to pursue its investment objective and strategies in a manner intended to enable it to comply with certain U.S. federal income tax requirements or for the purpose of facilitating its use of permitted borrowings. Except as otherwise provided, references to the Fund’s investments also will refer to any Subsidiary’s investments. In determining which investments should be bought and sold for a Subsidiary, Lexington or FAV, as applicable, will treat the assets of the Subsidiary as if the assets were held directly by the Fund. The financial statements of each Subsidiary will be consolidated with those of the Fund.
If the Fund’s Subsidiaries make investments they will bear their respective organizational and operating fees, costs, expenses and liabilities and, as a result, the Fund will indirectly bear these fees, costs, expenses and liabilities. As the Subsidiaries are wholly owned, they have the same investment strategies as the Fund. The Fund and its Subsidiaries will be subject to the same investment restrictions and limitations on a consolidated basis. In addition, the Subsidiaries are consolidated subsidiaries of the Fund and the Fund complies with the provisions of the 1940 Act governing capital structure and leverage on an aggregate basis with the Subsidiaries. The Manager, Lexington and FAV each complies with the provisions of the 1940 Act relating to investment advisory contracts as an investment adviser to the Fund and to each of the Subsidiaries under Section 2(a)(20) of the 1940 Act. The Subsidiaries comply with the provisions relating to affiliated transactions and custody of the 1940 Act. Bank of New York Mellon serves as the custodian to the Subsidiaries. The Fund does not intend to create or acquire primary control of any entity which engages in investment activities in securities or other assets other than entities wholly owned by the Fund.
Investment Strategies
The Fund is intended to provide Shareholders with allocation and access to Venture and Growth Assets that are typically only available to large institutional investors. Opportunities to access these Venture and Growth Assets have historically been difficult for many investors due to, among other considerations, (i) the tendency of historically top-performing investment managers and operating companies to limit the size of their funds and financing rounds, respectively, to levels substantially below investor demand, (ii) the high investment minimums typically required to participate in venture capital and growth equity funds and direct financing rounds involving Venture and Growth Assets, (iii) the resources, expertise, and ongoing commitment required to source, evaluate, and maintain a comparably broad portfolio of Venture and Growth Asset exposures, (iv) the importance of established relationships and networks in sourcing and accessing investments that provide exposure to Venture and Growth Assets, and (v) limited liquidity, extended investment horizons, and information asymmetries that may further restrict participation by many investors.
In pursuing the Fund’s investment objective, Lexington will seek to invest in Venture and Growth Assets through an investment portfolio of direct and indirect investments in companies that are primarily in their venture capital or growth stages of the investment cycle and are involved in the “innovation economy.” The Fund seeks to provide investors with exposure to a broad portfolio of Venture and Growth Assets across various investment stages, industry sectors, sizes, geographies, security types and asset classes, subject to compliance with its investment strategies and restrictions and applicable law, including the 1940 Act. Venture and Growth Assets may include investments in both private and publicly traded companies. However, the Fund will be concentrated in the Technology Industry.
The Fund expects to primarily invest in Secondary Investments and Direct Investments, and, to a lesser extent, Primary Investments although the allocation among those types of investments may vary from time to time. Generally, the Fund will typically invest in Secondary Investments after the end of the Secondary Investment’s fundraising period, with existing underlying portfolio companies, whereas typical investments in Primary Investments are in newly established Primary Investments where the underlying portfolio companies are not known as of the time of the Fund’s commitment.
Lexington believes that the Fund’s investment strategy will provide investors with an opportunity to gain exposure to high-quality private asset and alternative investments while capitalizing on Lexington’s sponsor relationships and ability to originate, analyze, negotiate, and close attractive acquisitions in the global secondary market. The Fund is expected to provide investors with an opportunity to gain private investment fund and company exposure on a risk-adjusted basis while benefiting from earlier and more frequent cash distributions than a fund that primarily invests in Primary Investments.
Lexington evaluates each investment on the basis of its expected contribution to risk and return of the portfolio. One of the significant benefits of Lexington’s secondary acquisition strategy is that it minimizes certain blind pool or unknown risks associated with primary fund investing by purchasing identified assets at a point closer to their realization. Therefore, when conducting due diligence on potential secondary acquisitions, Lexington is able to:

•	review the early performance of the investment under the ownership of the sponsor;

•
identify the stage of the investment within its lifecycle and prioritize investing in funds whose portfolios have matured, allowing for the identification of historically top performing managers and promising companies; and

•	evaluate portfolio companies at a point closer to their ultimate realization and assess factors that may influence exit timing and value.
Another important mitigant to downside risk is the purchase discount to market value that Lexington negotiates. Lexington has consistently observed throughout economic cycles that this discount protects against erosion of value in declining markets and has the potential to significantly enhance returns. In addition, Lexington believes that portfolio risk is also reduced through broad across sector, geography and vintage year. Finally, by acquiring interests in established Portfolio Funds, the Secondary Investments are expected to generate earlier distributions than a fund that primarily invests in Primary Investments. In addition to generating earlier distributions, the broad portfolio of Secondary Investments is expected to return cash more frequently than a fund that primarily invests in Primary Investments.
Secondary Investments
Lexington believes that the potential size and complexity of the secondary market opportunities described below combined with Lexington’s extensive global sourcing networks, counterparty transaction experience, and strong sponsor relationships will provide significant investment opportunities for the Fund. Lexington intends to capitalize on its experience, its substantial expertise in secondary market transactions, its proprietary database of information, and its extensive global sourcing networks to seek superior investment returns for the Fund. Lexington’s firm-wide secondary strategy is designed to target the entire spectrum of secondary transactions, from complex, multibillion-dollar portfolio transactions to the purchase of individual fund interests and individual companies. While the Fund is expected to acquire portfolios of interests in private investment funds and companies through LP-led transactions, Lexington will also consider a full range of transaction types, including GP-led transactions, early secondary or seeded primary investments, secondary co-investments and other opportunistic deal flow. In addition, Lexington may pursue Secondary Investments in the form of preferred equity and other more debt-like structured solutions, offering further flexibility in transaction structuring. Lexington believes that this broad, flexible investment strategy will allow the Fund to deploy capital to those segments of the secondary market offering the most attractive risk-adjusted returns.
In acquiring interests in global Secondary Investments, Lexington adheres to a rigorous and disciplined investment process that has continued to be refined over the past 35 years. Lexington’s due diligence combines detailed company-level analysis with a qualitative assessment of the sponsor’s strategy and reputation. When constructing a broad portfolio of Secondary Investments, Lexington considers, among other factors, portfolio quality, sponsor quality, credit risk, investment exposure, fund level and portfolio maturity, purchase discount, historical and projected company financial performance, addressable market size, management team capabilities, competitive differentiation and landscape, risk of technological disruption, company liquidity position and future financing needs, investor syndicate quality and resources and security preferences and features. Given the long-term, illiquid nature of Secondary Investments, the Fund will often acquire Secondary Investments at a discount to the most recent financing rounds completed by companies and the values reported by third-party sponsors invested in those companies. While a large discount does not necessarily signify an attractive investment opportunity, discounts do provide downside protection if values decline. As part of the analysis of discount, Lexington also seeks to understand how sponsors are valuing the underlying companies in order to see whether the sponsor’s assumptions are aggressive or conservative.
Over time, an increasing amount of private investment fund interests have traded in the secondary market. This trend may continue as a well-capitalized secondary market enables the trend towards more active management of private investment fund portfolios by large investors such as public and corporate pension funds, sovereign wealth funds, insurance companies, foundations and endowments, whose portfolios generally rebalance. The factors underlying the trend towards more active management of private investment fund portfolios by these types of investors include:

•	Fund-of-Fund Sellers : Funds-of-funds tend to use the secondary market to sell portfolios in mature fund-of-funds programs so that they can wind down those programs.

•
Change of Investment Strategy
: Institutional investors are regularly reviewing asset allocations. The established secondary market allows investors to consider the sale of all or a portion of their private investment fund portfolios as a means to reallocate capital.

•
Excess Commitments
: The amount of capital committed by investors to global private investment funds has been at historically high levels for the past several years. From 2011-2021, private equity generated a record eleven consecutive years of net distributions to limited partners. This positive liquidity environment, combined with persistent low interest rates and attractive relative returns, led to record amounts of capital being committed to private equity funds. Many institutional investors now face overallocations to private equity, which may cause some to consider the sale of all or a portion of their private investment fund portfolios as a means to reallocate capital. In 2022 and 2023, Lexington started to see a shift from net distributions to net capital calls from LPs. Lexington believes that secondary transaction volume will remain high in the coming years as LPs continue to seek liquidity for portfolio rebalancing.

•
Large Number of Sponsor Relationships
: The time and effort required to monitor a large portfolio of private investment funds can limit an investment staff’s ability to pursue new opportunities. The sale of non-core
private investment funds allows an institution to focus on a smaller number of core sponsor relationships.

•
Relative Return Expectations
: Investors in private investment funds generally seek higher returns than those expected from other asset classes such as public equity or fixed income. If the return expectations of private investment funds decrease due to a change in market conditions, investors may be interested in reallocating a portion of their portfolio into other asset classes through secondary sales.

•
Lower Distribution Activity
: If distributions from private investment funds slow due to fewer exit options for underlying companies (e.g., during periods where mergers and acquisitions or the IPO market is unreceptive, causing companies to stay private for longer), investors may look to the secondary market for liquidity.

•
General Liquidity Needs
: Certain investors respond to the impact of cyclical liquidity swings on fixed working capital requirements by liquidating private investment fund positions on the secondary market.

•
New Commitment “Swaps”
: Certain investors, including certain financial institutions, have shown an interest in selling older private investment fund interests and using the proceeds to participate in new funds formed by the same sponsors.

•	Regulatory Changes : Changing regulatory environments and heightened regulatory scrutiny can require investors to scale back their private investment fund holdings, resulting in secondary sales.
The emergence of a well-capitalized secondary market has created investment opportunities as sponsors of alternative investment funds seek to design liquidity options for their limited partners. These
GP-led
transactions may continue to comprise a growing portion of transaction volume as sponsors recognize the utility of providing additional liquidity opportunities to limited partners and seek further value creation in mature fund portfolio investments. The major types of
GP-led
transactions include continuation funds, tender offers, strip sales, spin-outs, early secondaries, seeded primaries and fund recapitalization.

•
Continuation Funds
: Sponsors are increasingly exploring continuation funds as a tool to optimize value creation for portfolio investments beyond their initial holding period while providing a liquidity option for investors seeking to exit. A continuation fund typically involves a new vehicle established for portfolio investment(s) in a legacy fund managed by the same sponsor. These transactions may involve changes to terms through a new limited partnership agreement and allow for buyer input on price and portfolio composition.

•
Tender Offers
: In a tender offer, a sponsor solicits secondary buyers to submit pricing on one of the sponsor’s funds. All of the fund’s limited partners may assess the tender offer and decide whether to sell their stake to the prevailing buyer(s) at the set price and terms. Importantly, limited partners may elect not to sell their stake because term changes to the underlying fund typically do not occur.

•
Strip Sales
: In a strip sale, a sponsor solicits secondary buyers to submit pricing on a strip of certain underlying portfolio companies in a fund. These partial sales generate earlier distributions to limited partners and can de-risk
a portion of the fund’s unrealized value while allowing limited partners to still participate in the vast majority of future compounding of value. Similar to a tender offer, no term changes typically occur.

•
Spin-outs
: A sponsor may face fundraising challenges when spinning out from a parent company if investors are reluctant to back a new fund formed by a manager with a limited track record of independent operations. In order to complete a successful spin-out,
sponsors have approached Lexington with the opportunity to purchase legacy investments and provide committed capital to the newly-independent sponsor.

•
Early Secondaries
: An early secondary refers to a capital commitment to a closed-end private equity fund that (i) already committed more than 25% of its available capital as of the commitment date, (ii) has been open to investors for more than one year, or (iii) receives documented approval from Lexington’s investment committee supporting the position that such investment otherwise meets the overall characteristics of an “early secondary” despite not meeting the thresholds in (i) or (ii).

•	Seeded Primaries : A seeded primary is a primary offering of a private investment fund and company that is launched with a significant amount of initial funding.

•	Fund Recapitalization : Sponsors may seek to recapitalize an existing fund and seek funding from new investors.

Lexington also selectively evaluates additional opportunistic sources of deal flow in the growing secondary market for Direct Investments.
The Secondary Investments are expected to be primarily in growth and venture capital, with a smaller allocation to buyout, credit, energy and infrastructure assets as noted herein. Subcategories within growth capital and venture are as follows:

•
Multi-Stage Venture
: A venture fund investment strategy which includes investment in portfolio companies at a variety of stages of development. With respect to the transfer of an investment in a secondary transaction, as a closing condition, the buyer and seller in a secondary transaction involving the sale of a limited partner interest in an underlying private fund must obtain the consent of the general partner of the private fund to such transfer. This consent, which involves the underlying private fund’s general partner, the selling limited partner and the buyer, is the agreement that effectuates the transfer of the limited partnership interest from the seller to the buyer.

•	Late-Stage Venture : A fund investment strategy involving financing for the expansion of a company.

•
Early-Stage Venture
: A fund investment strategy involving investment in companies generally at the formative stages for product development and initial marketing, manufacturing and sales activities. Includes investments in companies that are in the early, seed and pre-seed stages of development. The Fund will focus on early-stage venture investments that consist of a more mature portfolio of underlying companies.

•
Growth Capital
: A fund investment strategy aiming to grow or expand an established company, typically exemplified by late-stage venture capital deals in more mature businesses that often demonstrate positive cash flow focused on significant growth potential, acquisitions and other high growth characteristics.

•
Buyout
: Control investments in established, typically cash flow positive companies are usually classified as buyouts. Buyout investments may focus on small-, mid- or large-capitalization companies, and such investments collectively represent a substantial majority of the capital deployed in the overall private equity market. The use of debt financing, or leverage, is prevalent in buyout transactions—particularly in the large-cap segment. Buyouts may also include growth buyouts, in which the target companies are growing at high rates and have limited or no positive cash flow and are therefore predominantly financed by equity.

Direct Investments
Lexington seeks to identify direct and indirect investment opportunities in companies that it believes can generate attractive long-term, risk-adjusted returns for the Fund by making Direct Investments. Direct Investments typically consist of investments in individual operating companies, often as a lead investor or syndicate partner, through a financing round being raised by the individual operating company. Co-Investments typically involve the acquisition of a direct or indirect interest in an individual operating company alongside a third-party sponsor. The Fund may also make non-traditional Direct Investments and
Co-Investments,
such as distressed, follow-on, recapitalization, restructuring, and debt investments. In structuring Direct Investments, Lexington seeks to provide the Fund with exposure to a broad portfolio of high-conviction companies at reduced fees and carry versus traditional primary fund investing.
Lexington believes that it has established a reputation as a reliable and trusted venture and growth investor. Lexington has developed relationships with many leading sponsors, investors, and companies across the industry. The strength and breadth of these relationships support Lexington’s access to a robust and differentiated flow of Direct Investment opportunities. Lexington has a highly experienced specialist team based in Menlo Park, California that focuses on venture and growth investing, which is supported by Lexington’s global platform. The Lexington venture and growth investment team sources and analyzes Direct Investment opportunities and, through a disciplined investment committee process, selects the most compelling Direct Investment and
Co-Investment
opportunities for the Fund.

When assessing Direct Investment opportunities, Lexington will seek to apply its due diligence process that typically includes an evaluation of company-specific information, the industry in which the company operates, and the company’s third-party investors, among other factors. Lexington will also consider the Fund’s portfolio construction objectives and other factors. Lexington primarily targets investments in companies that it believes have actual or potential leading market positions that are backed by leading third-party sponsors. While this often includes companies in sectors experiencing favorable secular trends, Lexington also seeks to invest in companies that operate in sectors undergoing innovation-driven transformation. Lexington typically seeks to invest in companies that have high levels of recurring revenue, sustainable margins, consistent cash flows, capable management teams, and multiple drivers of potential future value creation.
In addition to providing a source of investment opportunities, Lexington’s global platform and relationship network afford it key differentiated access to information for assessing investment opportunities.
Primary Investments
As part of Lexington’s strategy to generate Secondary Investment opportunities, the Fund will allocate a portion of its capital to Primary Investments. Primary Investments can be beneficial in generating returns and in enhancing relationships with leading sponsors. Lexington’s investment relationships with these sponsors are expected to help the Fund source and analyze potential Secondary and Direct Investments.
Liquid Assets
The Fund intends to invest a portion of its assets in a portfolio of Liquid Assets managed by FAV that are not considered Venture and Growth Assets, including cash and cash equivalents, liquid debt securities and other credit instruments, derivatives, and other investment companies, including money market funds, mutual funds and exchange traded funds.
The Fund may invest in investment grade and below investment grade fixed-income securities, including government obligations, corporate bonds, securitized instruments, money market instruments, repurchase agreements and restricted securities. The Fund’s liquid fixed-income and other credit investments may include floating rate senior secured loans issued by U.S. and foreign corporations, partnerships and other business entities, including private equity backed companies (i.e., borrowers). Floating rate loans are often at the time of investment below investment grade securities (commonly known as “junk” or “junk bonds”). The Fund considers debt securities to be below investment grade if, at the time of investment, they are rated below the four highest categories by at least one independent credit rating agency or, if unrated, are determined by Lexington or FAV to be of comparable quality.
While this Prospectus contains generalized discussions about Lexington’s and FAV’s current expectations with respect to the make-up
of the portfolio of the Fund, many factors may contribute to changes in emphasis in the construction of the portfolio, including changes in market or economic conditions or regulations as they affect various industries and sectors and changes in the political or social situations in particular jurisdictions. Lexington and FAV may modify the implementation of the Fund’s investment strategies, portfolio allocations, investment processes and investment techniques based on market conditions, changes in personnel or as Lexington otherwise deems appropriate.

Risk Factors [Table Text Block]
RISKS
AN INVESTMENT IN THE FUND INVOLVES A HIGH DEGREE OF RISK AND THEREFORE SHOULD ONLY BE UNDERTAKEN BY QUALIFIED INVESTORS WHOSE FINANCIAL RESOURCES ARE SUFFICIENT TO ENABLE THEM TO ASSUME THESE RISKS AND TO BEAR THE LOSS OF ALL OR PART OF THEIR INVESTMENT. THE FOLLOWING RISK FACTORS SHOULD BE CONSIDERED CAREFULLY, BUT ARE NOT MEANT TO BE AN EXHAUSTIVE LISTING OF ALL OF THE POTENTIAL RISKS ASSOCIATED WITH AN INVESTMENT IN THE FUND. INVESTORS SHOULD CONSULT WITH THEIR OWN FINANCIAL, LEGAL, INVESTMENT AND TAX ADVISORS PRIOR TO INVESTING IN THE FUND.
Investment in the Fund is suitable only for those persons who, either alone or together with their duly designated representative, have such knowledge and experience in financial and business matters that they are capable of evaluating the merits and risks of their proposed investment, who can afford to bear the economic risk of their investment, who are able to withstand a total loss of their investment and who have no need for liquidity in their investment and no need to dispose of their Shares to satisfy current financial needs and contingencies or existing or contemplated undertakings or indebtedness. The following risks may be directly applicable to the Fund or may be indirectly applicable through the Fund’s investments in private market investments. Potential investors with questions as to the suitability of an investment in the Fund should consult their professional advisors to assist them in making their own legal, tax, accounting and financial evaluation of the merits and risks of investment in the Fund in light of their own circumstances and financial condition.
The Fund’s investment program is speculative and entails substantial risks. In considering participation in the Fund, prospective investors should be aware of certain risk factors, which include the following:
Risks of Investing in Venture and Growth Assets
The Fund may be subject to risks of private assets strategies.
The Fund’s investment portfolio will include investments in Venture and Growth Assets, which may include securities issued primarily by private companies. Operating results for private companies in a specified period will be difficult to predict. Such investments involve a high degree of business and financial risk that can result in substantial losses.
Less information may be available with respect to private company investments and such investments offer limited liquidity.
Private companies are generally not subject to SEC reporting requirements, are not required to maintain their accounting records in accordance with generally accepted accounting principles and are not required to maintain effective internal controls over financial reporting. As a result, Lexington may not have timely or accurate information about the business, financial condition and results of operations of the private companies in which the Fund invests. There is risk that the Fund may invest on the basis of incomplete or inaccurate information, which may adversely affect the Fund’s investment performance. Private companies in which the Fund may invest may have limited financial resources, shorter operating histories, more asset concentration risk, narrower product lines and smaller market shares than larger businesses, which tend to render such private companies more vulnerable to competitors’ actions and market conditions, as well as general economic downturns. These companies generally have less predictable operating results, may from time to time be parties to litigation, may be engaged in rapidly changing businesses with products subject to a substantial risk of obsolescence, and may require substantial additional capital to support their operations, finance expansion or maintain their competitive position. These companies may have difficulty accessing the capital markets to meet future capital needs, which may limit their ability to grow or to repay their outstanding indebtedness upon maturity.
Typically, investments in private companies are in restricted securities that are not traded in public markets and subject to substantial holding periods, so that the Fund may not be able to resell some of its holdings for extended periods, which may be several years. There can be no assurance that the Fund will be able to realize the value of private company investments in a timely manner.
Private equity investments are subject to general market risks.
The Venture and Growth Assets in which the Fund will invest may include portfolio companies that involve a high degree of business or financial risk. The portfolio companies may be start-ups
or in an early stage of development, may be distressed or have operating losses or significant variations in operating results and may be engaged in a rapidly changing business with products subject to a substantial risk of obsolescence. The portfolio companies may also include companies that are experiencing, or are expected to experience, financial difficulties which may never be overcome. In addition, they may require substantial additional capital to support their operations, to finance expansion or to maintain their competitive position, or may otherwise have a weak financial condition. Portfolio companies may face intense competition, including competition from companies with greater financial resources, more extensive development, manufacturing, marketing and other capabilities and a larger number of qualified managerial and technical personnel.
Many portfolio companies may be highly leveraged, which may impair these companies’ ability to finance their future operations and capital needs and which may result in restrictive financial and operating covenants. As a result, these companies’ flexibility to respond to changing business and economic conditions may be limited. In addition, in the event that a company does not perform as anticipated or incurs unanticipated liabilities, high leverage will magnify the adverse effect on the value of the equity of the company and could result in substantial diminution in or the total loss of an equity investment in the company.
The Fund may be subject to risks associated with venture capital and growth equity.
Some of the companies in which the Fund invests, directly or indirectly, will not perform as expected. Such portfolio companies could deteriorate as a result of, among other factors, an adverse development in their business, a change in the competitive environment, an economic downturn or legal, tax or regulatory changes. Portfolio companies that funds expect to remain stable may in fact operate at a loss or have significant variations in operating results, may require substantial additional capital to support their operations or to maintain their competitive position, or may otherwise have a weak financial condition or be experiencing financial distress. Business risks may be more significant in smaller Portfolio Funds or those that are embarking on a build-up
or operating turnaround strategy.
Venture capital funds typically seek to monitor the performance of investments in operating companies either through interaction with the board of directors of the applicable company and/or by maintaining an ongoing dialogue with the company’s management team. However, such funds generally are not in a position to control any borrower by investing in its debt securities and a company’s management will be primarily responsible for the operations of the company on a day-to-day
basis. Although such funds may seek to invest in companies with strong management teams, there can be no assurance that existing management teams, or any new ones, will be able to operate such companies successfully. In addition, with respect to debt or minority equity investments, such funds are subject to the risk that a company in which it invests may make business decisions with which such funds may disagree and the management of such company, as representatives of the majority common equity holders, may take risks or otherwise act in ways that do not serve the interests of such portfolio company.
The Fund may be subject to risks associated with Technology Industry concentration.
There are no limitations imposed by the Manager as to the amount of Fund assets that may be invested in any one issuer in the Technology Industry. Accordingly, the Fund’s investment portfolio may at times be significantly concentrated, both as to managers, industry and individual companies. Such concentration could offer a greater potential for capital appreciation as well as increased risk of loss. Such concentration may also be expected to increase the volatility of the Fund’s investment portfolio.

To the extent that the Fund’s portfolio is concentrated in securities of a single issuer or issuers in a single sector, the risk of any investment decision is increased. Having a larger percentage of assets in a smaller number of issuers makes a non-diversified fund, like the Fund, more susceptible to the risk that one single event or occurrence can have a significant adverse impact upon the Fund. By concentrating the Fund’s investments in the information technology group of industries, the Fund’s performance will be more closely impacted by the performance of a particular market segment than if the Fund was not concentrated in the information technology group of industries. The Fund’s concentration in these investments may present more risks than if it were more broadly diversified over numerous industries and sectors of the economy. A broad downturn in investments tied to this group of industries would have a larger impact on the Fund than on a fund that does not concentrate in such investments. The investment risks associated with investing in the information technology group of industries include: the intense competition to which information technology companies may be subject; the dramatic and often unpredictable changes in growth rates and competition for qualified personnel among information technology companies; effects on profitability from being heavily dependent on patent and intellectual property rights and the loss or impairment of those rights; obsolescence of existing technology or competition from more innovative technology; general economic conditions; and government regulation. At times, the performance of investments in the information technology group of industries may lag the performance of investments in other industries or the broader market as a whole.
The Fund and the Venture Growth Assets are subject to risks associated with artificial intelligence.
The Fund may invest in companies that are involved in various aspects of AI technology and, as such, is particularly sensitive to risks of those types of companies. These risks include, but are not limited to, small or limited markets for such securities, changes in business cycles, world economic growth, technological progress, rapid obsolescence, and government regulation. Such companies may have limited product lines, markets, financial resources or personnel. Securities of such companies, especially smaller, start-up companies, tend to be more volatile than securities of companies that do not rely heavily on technology. Rapid change to technologies that affect a company’s products could have a material adverse effect on such company’s operating results. Companies that are extensively involved in AI technology also may rely heavily on a combination of patents, copyrights, trademarks and trade secret laws to establish and protect their proprietary rights in their products and technologies. There can be no assurance that the steps taken by these companies to protect their proprietary rights will be adequate to prevent the misappropriation of their technology or that competitors will not independently develop technologies that are substantially equivalent or superior to such companies’ technology. Such companies may engage in significant amounts of spending on research and development, and there is no guarantee that the products or services produced by these companies will be successful.
The Fund and the Venture Growth Assets are subject to risks associated with a concentration of investments in software industries.
The Fund may invest in companies involved in various aspects of the software sector and, as such, is particularly sensitive to risks of those types of companies. Software companies serve virtually every vertical market. The vertical market focus of such companies is a core reason for their stability and longevity, as these businesses offer their customers unique, industry specific capabilities typically not available from general purpose software vendors or new technology startups. The software industry is, however, challenged by various factors, including rapidly changing market conditions and/or participants, new competing products, changing consumer preferences, short product life cycles, services and/or improvements in existing products. The software sector as a whole is highly cyclical and the Fund’s investments will compete in this potentially volatile environment. In addition, certain countries in which the Fund may invest may have less-developed laws regarding the protection of intellectual property rights. There is no assurance that products or services sold by the software companies will not be rendered obsolete or adversely affected by competing products and services or that the software companies will not be adversely affected by other challenges. Moreover, competition can result in significant downward pressure on pricing. Instability, fluctuation or an overall decline within the software industry will likely not be balanced by investments in other industries not so affected. In the event that the software sector as a whole declines, returns to investors may decrease.

The Fund is subject to risks related to laws and regulations governing the internet.
The future success of some of the Fund’s investments will depend upon the continued use of the Internet as a primary medium for commerce, communication and business services. Changes in laws and regulations, including developments in case law related to the Internet or changes in the infrastructure of the Internet itself may diminish the demand for Internet-based products, including software solutions. U.S. federal, U.S. state or foreign government bodies or agencies have in the past adopted, and may in the future adopt, laws and regulations affecting the use of the Internet as a commercial medium. Companies with internet-based products may be required to modify their products in compliance with or in response to such changes in laws and regulations. Also, domestic and foreign government bodies and agencies and private organizations may begin to impose taxes, fees or other charges for accessing the Internet or for the commerce conducted via the Internet. Such charges and regimes could limit the growth of Internet-related commerce or communications generally, reduce demand for Internet-based products and business services.
The Fund may invest in a Portfolio Fund that concentrates its investments in specific industry sectors. This focus may constrain the liquidity and the number of portfolio companies available for investment by a Portfolio Fund. In addition, the investments of such a Portfolio Fund will be disproportionately exposed to the risks associated with the industry sectors of concentration.
The Fund is subject to risks associated with investments in early-stage companies.
Early-stage companies may have shorter operating histories and information available on which to judge future performance, which can make diligence and valuation difficult. Early-stage companies may never obtain necessary financing, may rely on untested business plans, may not be successful in developing markets for their products or services, and may remain an insignificant part of their industry, and as such may never be profitable. Stocks of early-stage companies may be less liquid, privately traded and more volatile and speculative than the securities of larger companies and may be subject to significant transfer restrictions, including issuer consent requirements and rights of first refusal that may prevent or delay a sale.
The Fund is subject to risks associated with investments in medium- and late-stage companies.
Medium- and late-stage private companies, while typically further along in developing their products and market presence, still encounter significant risks. These companies may require substantial additional financing to scale operations, expand into new markets, or sustain growth, with no guarantee that such financing will be available on favorable terms. Although they may have validated their business models to some extent, they are still subject to the uncertainties of market acceptance and competition, which can impact profitability and growth prospects. Additionally, as they prepare for potential public offerings or acquisition exits, these companies may face increased scrutiny and regulatory challenges that can affect their valuation and strategic flexibility.
The
day-to-day
operations of each Portfolio Fund will be the responsibility of the Portfolio Fund Managers.
The
day-to-day
operations of each Portfolio Fund will be the responsibility of the Portfolio Fund Managers. Although Lexington will be responsible for monitoring the performance of each Portfolio Fund, there can be no assurance that the existing management team, or any successor, will operate the company or fund, as the case may be, in accordance with the Fund’s plans or expectations. Additionally, funds and companies need to attract, retain, and develop executives and members of their management teams. The market for executive talent can be, notwithstanding general unemployment levels or developments within a particular industry, extremely competitive. There can be no assurance that the Portfolio Funds will be able to attract, develop, integrate, and retain suitable members of their management teams and, as a result, the Fund may be adversely affected.
Competition for access to private asset investment opportunities is limited.
The activity of identifying, completing and realizing attractive secondary private asset investments is highly competitive, and involves a high degree of uncertainty. In addition, developing and maintaining relationships with sponsors of private funds, joint venture partners or management teams, on which some of the Fund’s strategy depends, is highly competitive. The supply and consequently the pricing of secondary investments is dependent on a number of factors that may be adversely impacted by general conditions in the global financial markets, including the rate at which such underlying sponsors are able to deploy capital, the performance and value of investments held by funds managed by such underlying sponsors and the ability for such investment funds to realize, recapitalize and/or refinance their own investments in order to return capital to their investors. Higher valuations and increased liquidity and return of capital in the private asset investment market may result in fewer attractive investment opportunities. In particular, in light of changes in such conditions, including changes in long-term interest rates, certain types of investments may not be available to the Fund on terms that are as attractive as the terms on which opportunities were available to previous investment programs sponsored by Lexington. The Fund will be competing for investments with many other private asset investors, including, without limitation, other investment partnerships and corporations, business development companies, sovereign wealth funds, domestic and international public pension plans, individuals, financial institutions and other investors investing directly or through affiliates. Some of these competitors may have more relevant experience, greater financial and other resources and more personnel than Lexington and the Fund. Further, over the past several years, an increasing number of secondary private asset funds have been formed (and many such existing funds have grown substantially in size). Additional funds with similar objectives may be formed in the future by other unrelated parties. Additionally, there is currently a significant amount of capital available for secondary investments.
Consequently, it is possible that competition for appropriate investment opportunities will increase, thus reducing the number of investment opportunities available to the Fund and adversely affecting the terms upon which portfolio investments can be made. The Fund may incur bid, legal, due diligence and other costs on investments which may not be successful. As a result, the Fund may not recover all of its costs, which would adversely affect returns. Participation in auction transactions will also increase the pressure on the Fund with respect to pricing of the transaction. Investors will be dependent upon the judgment and ability of the Lexington in sourcing transactions and investing and managing the capital of the Fund. There can be no assurance that the Fund will be able to locate, consummate and exit investments that satisfy the Fund’s target size range or rate of return objectives or that it will be able to invest fully its committed capital. To the extent that the Fund encounters competition for investments, the Fund may be adversely affected.
In addition, certain provisions of the 1940 Act prohibit the Fund from engaging in transactions with the Manager, Lexington and their affiliates; however, unregistered funds also managed by the Manager, Lexington and/or FAV are not prohibited from the same transactions. The 1940 Act also imposes significant limits on aggregated transactions with affiliates of the Fund. Affiliates of the Fund have received a Section 17(d) Order from the SEC, which permits the Fund, among other things, to invest in aggregated transactions alongside certain other persons, including certain affiliates of Lexington and certain funds managed and controlled by Lexington and its affiliates, subject to certain terms and conditions.
The Manager, Lexington and FAV will not cause the Fund to engage in investments alongside affiliates in private placement securities that involve the negotiation of certain terms of the private placement securities to be purchased (other than price-related terms), except in reliance on the Section 17(d) Order or unless such investments otherwise qualify for another 1940 Act exemption or are entered into in accordance with interpretations of Section 17(d) and Rule
17d-1
as expressed in SEC
no-action
letters or other available guidance.
Under the terms of the Section 17(d) Order, a “required majority” (as defined in Section 57(o) of the 1940 Act) of the Fund’s independent trustees have approved the policies and procedures of the Fund that are reasonably designed to ensure compliance with the terms of the Section 17(d) Order and have reviewed the allocation policy and other co-investment
policies of Lexington and FAV. The exemptive order is subject to certain terms and conditions so there can be no assurance that the Fund will be permitted to invest in aggregated transactions alongside certain of the affiliated funds other than in the circumstances currently permitted by regulatory guidance and the exemptive order. For example, in certain instances, the Fund’s ability to participate in such negotiated joint transactions alongside affiliated funds will require the “required majority” of the Fund’s independent trustees to reach certain conclusions in connection with investments alongside affiliates in private placement securities that involve the negotiation of certain terms of the private placement securities to be purchased (other than price-related terms), including that (1) the terms of the proposed transaction are reasonable and fair to the Fund and its Shareholders and do not involve overreaching of the Fund or its Shareholders on the part of any person concerned and (2) the transaction is consistent with the interests of the Shareholders. The Section 17(d) Order is subject to certain terms and conditions so there can be no assurance that the Fund will be permitted to invest in aggregated transactions alongside certain of the Fund’s affiliates other than in the circumstances currently permitted by regulatory guidance and the Section 17(d) Order. Lexington’s investment allocation policies and procedures can be revised by Lexington at any time without notice to, or consent from, the Shareholders. Additionally, FAV’s investment allocation policies and procedures can be revised by FAV at any time without notice to, or consent from, the Shareholders.
In accordance with the Section 17(d) Order, when deemed advisable by the Manager and Lexington, the Fund may rely on such relief to participate in a follow-on
investment for a position held by the Fund to the extent the follow-on
investment meets the conditions of our exemptive relief.
The Fund is subject to the risks of its Portfolio Funds and Holding Vehicles.
The Fund’s investments in Portfolio Funds are subject to a number of risks. Portfolio Fund interests are expected to be illiquid, their marketability may be restricted and the realization of investments from them may take considerable time and/or be costly. Some of the Portfolio Funds in which the Fund invests may have only limited operating histories. Although Lexington will seek to receive detailed information from each Portfolio Fund regarding its business strategy and any performance history, in most cases Lexington will have little or no means of independently verifying this information. In addition, Portfolio Funds may have little or no near-term cash flow available to distribute to investors, including the Fund. Due to the pattern of cash flows in Portfolio Funds and the illiquid nature of their investments, investors typically will see negative returns in the early stages of Portfolio Funds. Then as investments are able to realize liquidity events, such as a sale or initial public offering, positive returns will be realized if the Portfolio Fund’s investments are successful.
Portfolio Fund interests are ordinarily valued based upon valuations provided by the manager or general partner of a Portfolio Fund (a “Portfolio Fund Manager”), which may be received on a delayed basis. Certain securities in which the Portfolio Funds invest may not have a readily ascertainable market price and are fair valued by the Portfolio Fund Managers. A Portfolio Fund Manager may face a conflict of interest in valuing such securities because their values may have an impact on the Portfolio Fund Manager’s compensation. Lexington has procedures with respect to the assessment and review of the valuation procedures used by each Portfolio Fund Manager and for reviewing the financial information provided by the Portfolio Funds. However, neither Lexington nor the Board is able to confirm the accuracy of valuations provided by Portfolio Fund Managers. Inaccurate valuations provided by Portfolio Funds could materially adversely affect the value of Shares.
A Portfolio Fund Manager’s information could also be inaccurate due to fraudulent activity, misvaluation or inadvertent error. In any case, the Fund may not uncover errors for a significant period of time. Even if the Manager elects to cause the Fund to sell its interests in such a Portfolio Fund, the Fund may be unable to sell such interests quickly, if at all, and could therefore be obligated to continue to hold such interests for an extended period of time. In such a case, the Portfolio Fund Manager’s valuations of such interests could remain subject to such fraud or error, and the Manager may determine to discount the value of the interests or value them at zero. Shareholders should be aware that situations involving uncertainties as to the valuations by Portfolio Fund Managers could have a material adverse effect on the Fund if the Portfolio Fund Manager’s or the Manager’s judgments regarding valuations should prove incorrect.
No assurances can be given regarding the valuation methodology or the sufficiency of systems utilized by any Portfolio Fund, the accuracy of the valuations provided by the Portfolio Funds, that the Portfolio Fund will comply with their own internal policies or procedures for keeping records or making valuations, or that the Portfolio Funds’ policies and procedures and systems will not change without notice to the Fund. As a result, valuations of the securities may be subjective and could prove in hindsight to have been wrong, potentially by significant amounts.
The Fund will pay asset-based fees, and, in most cases, will be subject to performance-based fees in respect of its interests in Portfolio Funds and Holding Vehicles. Such fees and performance-based compensation are in addition to the Management Fee. In addition, performance-based fees charged by Portfolio Fund Managers or Holding Vehicle sponsors or managers may create incentives for the Portfolio Fund Managers or Holding Vehicle sponsors or managers to make risky investments, and may be payable by the Fund to a Portfolio Fund Manager or Holding Vehicle sponsor or manager based on a Portfolio Fund or Holding Vehicle’s positive returns even if the Fund’s overall returns are negative.
Moreover, a Shareholder in the Fund will indirectly bear a proportionate share of the fees and expenses of the Portfolio Funds or Holding Vehicles, in addition to its proportionate share of the expenses of the Fund. Thus, a Shareholder in the Fund may be subject to higher operating expenses than if the Shareholder invested in the Portfolio Funds or Holding Vehicle directly. In addition, because of the deduction of the fees payable by the Fund to the Manager, Lexington or FAV and other expenses payable directly by the Fund from amounts distributed to the Fund by the Portfolio Funds or Holding Vehicles, the returns to a Shareholder in the Fund will be lower than the returns to a direct investor in the Portfolio Funds or Holding Vehicles. Fees and expenses of the Fund and the Portfolio Funds or Holding Vehicles will generally be paid regardless of whether the Fund, Portfolio Funds or Holding Vehicles produce positive investment returns. Shareholders could avoid the additional level of fees and expenses of the Fund by investing directly with the Portfolio Funds or Holding Vehicles, although access to many Portfolio Funds and Holding Vehicles may be limited or unavailable, particularly as a secondary investment, and may not be permitted for investors who do not meet the substantial minimum net worth and other criteria for direct investment in Portfolio Funds or Holding Vehicles.
There is a risk that the Fund may be precluded from acquiring an interest in certain Portfolio Funds due to regulatory implications under the 1940 Act or other laws, rules and regulations or may be limited in the amount it can invest in voting securities of Portfolio Funds. Lexington also may refrain from including a Portfolio Fund in the Fund’s portfolio in order to address adverse regulatory implications that would arise under the 1940 Act for the Fund if such an investment was made. In addition, the SEC has adopted Rule
18f-4
under the 1940 Act, which, among other things, may impact the ability of the Fund to enter into unfunded commitment agreements, such as a capital commitment to a Portfolio Fund or as part of a
Co-Investment.
The Fund’s investments in Secondary Investments typically will include an unfunded portion where the Fund commits to invest equity in a Portfolio Fund in the future, as will the Fund’s investments in Primary Investments. Similarly, the Fund’s
Co-Investments
may include an unfunded commitment to invest equity in special purpose vehicles or other issuers. These unfunded commitments generally can be drawn at the discretion of the general partner of the Portfolio Fund or other issuer subject to certain conditions (e.g., notice provisions). At times, the Fund expects that a significant portion of its assets will be invested in money market funds or other cash items, pending the calling of these unfunded commitments, as part of its risk management process to seek to ensure the Fund will have sufficient cash and cash equivalents to meet its obligations with respect to its unfunded commitments to invest equity in Portfolio Funds and special purpose vehicles that acquire Venture and Growth Assets as they come due. In addition, the Fund’s ability to invest may be affected by considerations under other laws, rules or regulations. Such regulatory restrictions, including those arising under the 1940 Act, may cause the Fund to invest in different Portfolio Funds or
Co-Investments
than other clients of Lexington.
If the Fund fails to satisfy capital calls by a Portfolio Fund in a timely manner then, generally, it will be subject to significant penalties, including the complete forfeiture of the Fund’s investment in the Portfolio Fund. Any failure by the Fund to make timely capital contributions may impair the ability of the Fund to pursue its investment program, cause the Fund to be subject to certain penalties from the Portfolio Funds or otherwise impair the value of the Fund’s investments.

The governing documents of a Portfolio Fund generally are expected to include provisions that would enable the general partner, the manager, or a majority in interest (or higher percentage) of its limited partners or members, under certain circumstances, to terminate the Portfolio Fund prior to the end of its stated term. Early termination of a Portfolio Fund in which the Fund is invested may result in the Fund having distributed to it a portfolio of immature and illiquid securities, or the Fund’s inability to invest all of its capital as anticipated, either of which could have a material adverse effect on the performance of the Fund.
Although the Fund will be an investor in a Portfolio Fund, Shareholders will not themselves be equity holders of that Portfolio Fund and will not be entitled to enforce any rights directly against the Portfolio Fund or the Portfolio Fund Manager or assert claims directly against any Portfolio Funds, the Portfolio Fund Managers or their respective affiliates. Shareholders will have no right to receive the information issued by the Portfolio Funds that may be available to the Fund as an investor in the Portfolio Funds. In addition, Portfolio Funds generally are not registered as investment companies under the 1940 Act; therefore, the Fund, as an investor in Portfolio Funds, will not have the benefit of the protections afforded by the 1940 Act. Portfolio Fund Managers may not be registered as investment advisers under the Advisers Act, in which case the Fund, as an investor in Portfolio Funds managed by such Portfolio Fund Managers, will not have the benefit of certain of the protections afforded by the Advisers Act.
Commitments to Portfolio Funds generally are not immediately invested. Instead, committed amounts are drawn down by Portfolio Funds and invested over time, as underlying investments are identified—a process that may take a period of several years, with limited ability to predict with precision the timing and amount of each Portfolio Fund’s drawdowns. During this period, investments made early in a Portfolio Fund’s life are often realized (generating distributions) even before the committed capital has been fully drawn. In addition, many Portfolio Funds do not draw down 100% of committed capital, and historic trends and practices can inform Lexington as to when it can expect to no longer need to fund capital calls for a particular Portfolio Fund. Accordingly, Lexington may make investments and commitments based, in part, on anticipated future capital calls and distributions from Portfolio Funds. This may result in the Fund making commitments to Portfolio Funds in an aggregate amount that exceeds the total amounts invested by Shareholders in the Fund at the time of such commitment (i.e., to “over-commit”). To the extent that the Fund engages in an “over-commitment” strategy, the risk associated with the Fund defaulting on a commitment to a Portfolio Fund will increase. The Fund will maintain cash, cash equivalents, borrowings or other liquid assets in sufficient amounts, in Lexington’s judgment, to satisfy capital calls from Portfolio Funds.
The Fund may seek to invest in a Portfolio Fund’s
non-voting
securities and, together with interests held by other clients of Lexington, may be limited in the amount it can invest. Such limitations are intended to ensure that an underlying Portfolio Fund not be deemed an “affiliated person” of the Fund for purposes of the 1940 Act, which may impose limits on the Fund’s dealings with the Portfolio Fund and its affiliated persons. As a general matter, however, the Portfolio Funds in which the Fund will invest do not typically provide their shareholders with an ability to vote to appoint, remove or replace the general partner of the Portfolio Fund (except under quite limited circumstances that are not presently exercisable). Notwithstanding these limitations, under certain circumstances the Fund could become an affiliated person of a Portfolio Fund or another issuer. In such circumstances, the Fund may be restricted from transacting with the Portfolio Fund or its portfolio companies absent an applicable exemption (whether by rule or otherwise).
The Fund is subject to risks associated with Portfolio Funds with less established sponsors.
The Fund may invest a portion of its assets in Portfolio Funds of less established sponsors. Investments related to such sponsors may involve greater risks than are generally associated with investments with more established sponsors. Less established sponsors tend to have fewer resources, and therefore, are often more vulnerable to failure. Such sponsors also may have shorter operating histories on which to judge future performance and in many cases, if operating, will have negative cash flow. In addition, less mature sponsors could be deemed to be more susceptible to irregular accounting or other fraudulent practices. In the event of fraud by any sponsor related to a Fund investment, the Fund may suffer a partial or total loss of capital invested in such investment. There can be no assurance that any such losses will be offset by gains (if any) realized on the Fund’s other assets.
The Fund is subject to the risks associated with its Portfolio Funds’ underlying investments.
The investments made by the Portfolio Funds will entail a high degree of risk and in most cases be highly illiquid and difficult to value. Unless and until those investments are sold or mature into marketable securities they will remain illiquid. As a general matter, companies in which the Portfolio Fund invests may face intense competition, including competition from companies with far greater financial resources; more extensive research, development, technological, marketing and other capabilities; and a larger number of qualified managerial and technical personnel.
A Portfolio Fund Manager may focus on a particular industry or sector, which may subject the Portfolio Fund, and thus the Fund, to greater risk and volatility than if investments had been made in issuers in a broader range of industries. Likewise, a Portfolio Fund Manager may focus on a particular country or geographic region, which may subject the Portfolio Fund, and thus the Fund, to greater risk and volatility than if investments had been made in issuers in a broader range of geographic regions. In addition, Portfolio Funds may establish positions in different geographic regions or industries that, depending on market conditions, could experience offsetting returns.
The Fund will not obtain or seek to obtain any control over the management of any portfolio company in which any Portfolio Fund may invest. The success of each investment made by a Portfolio Fund will largely depend on the ability and success of the management of the portfolio companies in addition to economic and market factors.
The Fund may have limited opportunities to invest in Secondary Investments.
The Fund may invest in Secondary Investments by acquiring the interests in the Secondary Investments from existing investors in such Secondary Investments (and not from the Secondary Investment itself). In such instances, as the Fund will not be acquiring such interests directly from the Secondary Investment, it is generally not expected that the Fund will have the opportunity to negotiate the terms of the interests being acquired, other than the purchase price, or other special rights or privileges. In addition, the Fund’s investment opportunities may be limited in order for the Fund to satisfy the asset diversification and source-of-income
tests necessary to qualify as a regulated investment company under the Code. See “Risks—
The Fund may fail to qualify as a RIC under Subchapter M of the Code.
” Moreover, certain sponsors of private investment funds may be unwilling to provide consent to the transfer of a Secondary Investment interest to the Fund given certain public disclosure requirements that apply to the Fund. There can be no assurance as to the number of opportunities to invest in Secondary Investments that will be presented to the Fund.
At times, the Fund may have the opportunity to acquire a portfolio of Secondary Investment interests from a seller, on an “all or nothing” basis. In some such cases, certain of the Secondary Investment interests may be less attractive than others, and certain of the Portfolio Fund Managers may be more familiar to Lexington than others or may be more experienced or highly regarded than others. In such cases, it may not be possible for the Fund to carve out from such purchases those Secondary Investments which Lexington considers (for commercial, tax legal or other reasons) less attractive.
When the Fund acquires an interest in a Secondary Investment, including a “tender offer” transaction, the Fund may acquire contingent liabilities of the seller of such interest. More specifically, where the seller has received distributions from the Secondary Investment and, subsequently, that Secondary Investment recalls one or more of these distributions, the Fund (as the purchaser of the interest to which such distributions are attributable and not the seller) may be obligated to return the monies equivalent to such distribution to the

Secondary Investment. While the Fund may, in turn, make a claim against the seller for any such monies so paid, there can be no assurances that the Fund would prevail on such claim.
The Fund may be subject to risks related to Direct Investments.
The market for direct investments may be very limited and competitive, and the direct investments to which the Fund wishes to allocate capital may not be available at any given time. Direct Investments may be heavily negotiated and may create additional transaction costs for the Fund. Direct Investments are more concentrated than investments in Portfolio Funds, which hold multiple portfolio companies.
The valuations of Portfolio Funds in which the Fund invests may be based on imperfect information and is subject to inherent uncertainties.
There is no established market for secondary private asset partnership interests or for the privately-held portfolio companies of private asset sponsors, and there are not likely to be any comparable companies for which public market valuations exist. Although the acquisition price of the Fund’s secondary investments may be the subject of negotiation, the acquisition price is typically determined by reference to the carrying values most recently reported by the underlying funds (which may be based on interim unaudited financial statements) and other available information. In addition, under limited circumstances, the Manager may not have access to all material information relevant to a valuation analysis. For example, sponsors are not generally obligated to update any valuations in connection with a transfer of interests on a secondary basis, and such valuations may not be indicative of current or ultimate realizable values. As a result, the valuation of Portfolio Funds in which the Fund invests may be based on imperfect information and is subject to inherent uncertainties.
Regulatory changes may adversely affect private asset funds.
Legal, tax and regulatory changes could occur that may adversely affect the Fund or its investments, including changes that could make the acquisition of interests in private asset funds in the private secondary market less attractive or make the general partners of private asset funds less likely to consent to transfers. New and existing regulations and burdens of regulatory compliance may directly impact the results of, or otherwise have a material adverse effect on, the private investment funds in which the Fund invests.
The regulatory environment for private investment funds is evolving, and changes in the regulation of private investment funds may adversely affect the value of investments held by the Fund and the ability of the Fund to effectively employ its investment and trading strategies. Increased scrutiny and newly proposed legislation applicable to private investment funds and their sponsors may also impose significant administrative burdens on the Manager, Lexington or FAV and may divert time and attention from portfolio management activities. In addition, and in particular in light of the changing global regulatory climate, the Fund may be required to register under certain foreign laws and regulations, and need to engage distributors or other agents in certain
non-U.S.
jurisdictions in order to market Shares to potential investors. The effect of any future regulatory change on the Fund (due to its investments in Portfolio Funds) could be substantial and adverse. In addition, the securities and futures markets are subject to comprehensive statutes, regulations and margin requirements. The SEC, other regulators and self-regulatory organizations and exchanges are authorized to take extraordinary actions in the event of market emergencies. The regulation of derivatives transactions and funds that engage in such transactions is an evolving area of law and is subject to modification by government and judicial action.
U.S. presidential and congressional elections, and other recent elections, create uncertainty with respect to legal, tax and regulatory regimes in which the Fund and its investments, as well as the Manager, Lexington, FAV and their affiliates, will operate, and the current regulatory environment in the United States may be impacted by future legislative developments that may adversely affect the private equity industry, including regulatory measures for the U.S. financial services industry, increases in tax rates and/or other changes to tax policies. Any significant changes in, among other things, economic policy (including with respect to interest rates or foreign trade), the regulation of the asset management industry, tax law, immigration policy and/or government entitlement programs could have a material adverse impact on the Fund and its investments, and the uncertainty of future legislation could adversely impact the Fund and its ability to achieve its investment objectives.
Failure to comply with any of these laws, rules, and regulations, some of which are subject to interpretation and may be subject to change, could result in a variety of adverse consequences, including civil penalties and fines, which may have material adverse effects. Additionally, foreign investment in securities of companies in certain of the countries in which the Fund may invest is restricted or controlled to varying degrees. These restrictions or controls may at times limit or preclude foreign investment above certain ownership levels or in certain sectors of the country’s economy and increase the costs and expenses of the Fund. While regulation of investment has liberalized in recent years throughout much of the world, there can be no assurance that more restrictive regulations will not be adopted in the future. Some countries require governmental approval for the repatriation of investment income, capital, or the proceeds of sales by foreign investors and foreign currency. The Fund could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation of capital interests and dividends paid on securities or instruments held by the Fund, and income on such securities or instruments or gains from the disposition of such securities or instruments may be subject to withholding taxes or other taxes imposed by certain countries where the Fund invests or in other jurisdictions.
CFIUS and similar
non-U.S.
regulatory regimes.
Current laws and regulations in various jurisdictions give heads of state and regulatory bodies the authority to block or impose conditions with respect to acquisitions of, and investments in, local entities by foreign persons if that acquisition or investment threatens to impair national or economic security or is otherwise deemed undesirable. In addition, many jurisdictions restrict foreign investment by taking steps including but not limited to placing limitations on foreign investment, implementing investment screening or approval mechanisms, and restricting the employment of foreigners as key personnel. In addition, a number of U.S. states are passing and implementing state laws prohibiting or otherwise restricting the acquisition of interests in real property located in the state by foreign persons (“Foreign Ownership Laws”).
In some cases, the Fund’s investments involving a U.S. business (including a U.S. branch or subsidiary of a company domiciled outside of the United States) may be subject to review and approval by the Committee on Foreign Investment in the United States (“CFIUS”). In the event that CFIUS or any
non-U.S.
equivalent thereof reviews one or more investments or in the event that Foreign Ownership Laws or the Outbound Investment Screening Regime (as defined below) applies to a particular investment, there can be no assurance that the Fund will be able to maintain or proceed with such investments on terms that are acceptable to the Manager.
CFIUS may recommend that the U.S. President block such transactions, or CFIUS may impose conditions on such transactions, certain of which may materially and adversely affect the Fund’s ability to execute its investment strategy. Additionally, CFIUS or any
non-U.S.
equivalent thereof may seek to impose limitations on one or more such investments that may prevent the Fund from maintaining or pursuing investment opportunities that the Fund otherwise would have maintained or pursued which could adversely affect the performance of the Fund’s investment in such portfolio investments and thus the performance of the Fund. Legislation to reform CFIUS was signed into law on August 13, 2018, and final regulations implementing this legislation were enacted in 2020. The legislation and its implementing regulations, among other things, expand the scope of CFIUS’s jurisdiction to cover more types of transactions and empower CFIUS to scrutinize more closely investments in U.S. “critical infrastructure,” “critical technology,” and “sensitive personal data” companies. They could also increase the number of transactions involving the Fund that would be subject to CFIUS review and investigation as well as the timing and substantive risks described above. The outcome of CFIUS’s and other foreign direct investment processes may be difficult to predict, and there is no guarantee that, if applicable to a Portfolio Fund, the decisions of CFIUS would not adversely impact the Fund’s investment in such entity.
In response to mounting national security concerns regarding foreign ownership of U.S. land, several U.S. states have recently enacted or proposed Foreign Ownership Laws in an effort to limit foreign ownership of real property. Across the United States, additional proposals to limit foreign ownership of real property are currently working their way through the legislative process, and it is expected that many such proposals will become law in the near future.
Further, the former U.S. President Biden signed an Executive Order in August 2023 which establishes an outbound investment screening regime that is intended to regulate investment by U.S. persons into a “country of concern” relating to certain advanced technology sectors (the “Outbound Investment Screening Regime”). The Outbound Investment Screening Regime’s regulations took effect on January 2, 2025. The Outbound Investment Screening Regime prohibits or requires notification for certain investments in companies that are engaged in covered national security technologies (including semiconductors and microelectronics; quantum information technologies; and certain AI systems). As a result of the Outbound Investment Screening Regime, the Fund may incur significant delays and costs, be altogether prohibited from making a particular investment, or impede or restrict syndication or sale of Fund assets to certain buyers, all of which could adversely affect the Fund’s ability to meet its investment objectives.
These laws could limit the Fund’s ability to invest in certain entities or impose burdensome notification requirements, operational restrictions, or delays in pursuing and consummating transactions.
The Fund’s investments outside of the United States may also face delays, limitations, or restrictions as a result of notifications made under and/or compliance with these legal regimes and rapidly-changing agency practices. Other countries continue to establish and/or strengthen their own national security investment clearance regimes, including in response to U.S. encouragement of other countries to impose CFIUS-like regulations on foreign investment in certain sectors and assets on national security grounds. These regulatory regimes could have a corresponding effect of limiting the Fund’s ability to make investments in such countries. Examples include:

•
India: In April 2020, the Government of India issued Press Note No. 3 (2020 Series), which updated the country’s existing national security regime such that any foreign investment (i) by or from an entity of any country that shares its land border with India or (ii) whose beneficial owner of an investment into India is situated in, or is a citizen of, any country that shares its land border with India, can only be made with prior approval of the Government of India. Further clarity is awaited from the Government of India on what constitutes beneficial ownership, but the application of this rule may inhibit the Fund’s ability to consummate investments involving India. As a result, the Fund may incur significant delays and costs or be altogether prohibited from making a particular investment, all of which could adversely affect the Fund’s ability to meet its investment objectives.

•
European Union (“EU”): Following the EU’s implementation of an
EU-wide
mechanism to coordinate the screening of foreign investment on national security grounds across EU Member States in October 2020, the majority of EU Member States have now introduced foreign investment screening regimes which could impede, restrict, and/or delay the Fund’s investments that have a nexus with the European Union.

•
Australia: Legislation passed in 2020 expands the criteria used to determine whether a transaction must be formally identified to the country’s Foreign Investment Review Board and affords the government new call-in
powers to review transactions that may pose a national security risk.

•
United Kingdom: On January 4, 2022, the screening regime under the National Security and Investment Act 2021 entered into force, requiring mandatory notification for certain acquisitions in 17 strategic sectors and giving the United Kingdom (“UK”) government broad powers to review certain acquisitions in any economic sector.

Other jurisdictions are similarly in the midst of ongoing reform that may establish further restrictions and increase risk by enhancing governments’ powers to scrutinize, impose conditions on, and potentially block mergers, acquisitions, and other transactions. The foregoing requirements may also result in circumstances in which the Fund determines not to pursue certain potential investment opportunities in these countries. Heightened scrutiny of foreign direct investment worldwide may also make it more difficult for the Fund to identify suitable buyers for investments upon exit and may constrain the universe of exit opportunities for an investment in an issuer. As a result of such regimes, the Fund may incur significant delays and costs, be altogether prohibited from making a particular investment, or impede or restrict syndication or sale of Fund assets to certain buyers, all of which could adversely affect the Fund’s ability to meet its investment objectives.
The Portfolio Funds are subject to risks regarding regulatory approvals.
In addition to the risks regarding regulatory approvals, it should be noted that government counterparties or agencies may have the discretion to change or increase regulation of an underlying fund or its portfolio companies’ operations, or implement laws or regulations affecting such entity’s operations, separate from any contractual rights it may have. A fund also could be materially and adversely affected as a result of statutory or regulatory changes or judicial or administrative interpretations of existing laws and regulations that impose more comprehensive or stringent requirements on its portfolio companies. Governments have considerable discretion in implementing regulations, including, for example, the possible imposition or increase of taxes on income earned by or from a fund or gains recognized by the Fund on its investment in such fund, that could impact a fund’s business as well as the Fund’s return on investment with respect to such fund.
In-kind
distributions from Portfolio Funds may not be liquid.
The Fund may receive
in-kind
distributions of securities from Portfolio Funds. There can be no assurance that securities distributed in kind by Portfolio Funds to the Fund will be readily marketable or saleable. The Fund may be required to, or the Manager, Lexington or FAV, in their sole investment discretion, may determine to, hold such securities for an indefinite period. Timing of sales is subject to position size considerations, market liquidity, and other factors considered in the sole investment discretion of the Manager, Lexington or FAV. The Fund may incur additional expense in connection with any disposition of such securities.
The Fund’s
Co-Investments
may be subject to risks associated with the lead investor.
The Fund’s investment portfolio will include
Co-Investments,
which are indirect investments in the equity of private companies, alongside private equity funds and other private equity firms via special purpose vehicles. The Fund’s ability to realize a profit on such
Co-Investments
will be particularly reliant on the expertise of the lead investor in the transaction. There can be no assurance that the Fund will be given
Co-Investment
opportunities, or that any specific
Co-Investment
offered to the Fund would be appropriate or attractive to the Fund in Lexington’s judgment. The market for
Co-Investment
opportunities is competitive and may be limited, and the
Co-Investment
opportunities to which the Fund wishes to allocate assets may not be available at any given time. Due diligence will be conducted on
Co-Investment
opportunities; however, Lexington may not have the ability to conduct the same level of due diligence applied to other investments. In addition, Lexington may have little to no opportunities to negotiate the terms of such
Co-Investments.
The Fund generally will rely on the Portfolio Fund Manager or sponsor offering such
Co-Investment
opportunity to perform most of the due diligence on the relevant portfolio company and to negotiate terms of the
Co-Investment.
The Fund’s ability to dispose of
Co-Investments
may be severely limited, both by the fact that the securities are expected to be unregistered and illiquid and by contractual restrictions that may limit, preclude or require certain approvals for the Fund to sell such investment.
Co-Investments
may be heavily negotiated and, therefore, the Fund may incur additional legal and transaction costs in connection therewith.
The Fund may have limited investment opportunities.
Many entities compete with the Fund in pursuing Venture and Growth Assets. These competitors may have considerably greater financial, technical and marketing resources than the Fund. Some competitors may have a lower cost of funds and access to funding sources that are not available to the Fund. In addition, some competitors may have higher risk tolerances or different risk assessments, which could allow them to consider a wider variety of, or different structures for, private investments than the Fund. Furthermore, many competitors are not subject to the regulatory restrictions that the 1940 Act imposes on the Fund. As a result of this competition and regulatory restrictions, the Fund may not be able to pursue attractive investment opportunities from time to time.
The Fund’s portfolio companies may require additional financings.
Certain of the Fund’s portfolio companies, either directly through
Co-Investments
or indirectly through Portfolio Funds, especially those in a development or “platform” phase, may be expected to require additional financing to satisfy their working capital requirements or acquisition strategies. The amount of such additional financing needed will depend upon the maturity and objectives of the particular company. Each such round of financing (whether from the Fund, Portfolio Fund or other investors) is typically intended to provide the company with enough capital to reach the next major corporate milestone. If the funds provided are not sufficient, the company may have to raise additional capital at a price unfavorable to the existing investors, including the Fund and a Portfolio Fund. In addition, the Fund may make additional debt and equity investments or exercise warrants, options, or convertible securities that were acquired in the initial investment in such company in order to preserve the Fund’s proportionate ownership when a subsequent financing is planned, or to protect the Fund’s investment when such company’s performance does not meet expectations. The availability of capital is generally a function of capital market conditions that are beyond the control of the Fund, a Portfolio Fund or any portfolio company. There can be no assurance that a portfolio company will be able to predict accurately the future capital requirements necessary for success or that additional funds will be available from any source.
The Fund may be subject to risks associated with investments in restructurings.
The Fund, either directly through
Co-Investments
or indirectly through Portfolio Funds, may make investments in restructurings that involve portfolio companies that are experiencing or are expected to experience financial difficulties. These financial difficulties may never be overcome and may cause such company to become subject to bankruptcy proceedings. Such investments could, in certain circumstances, subject the Fund to certain additional potential liabilities that may exceed the value of the Fund’s original investment therein. For example, under certain circumstances, a lender who has inappropriately exercised control over the management and policies of a debtor may have its claims subordinated or disallowed or may be found liable for damages suffered by parties as a result of such actions. In addition, under certain circumstances, payments to the Fund and distributions by the Fund to the investors may be reclaimed if any such payment or distribution is later determined to have been a fraudulent conveyance, preferential payment, or similar transaction under applicable bankruptcy and insolvency laws.
The Fund may be subject to risks associated with investments in mezzanine securities.
M
ezzanine securities generally are rated below investment grade and frequently are unrated and present many of the same risks as senior loans, second lien loans and non-investment
grade bonds. However, unlike senior loans and second lien loans, mezzanine securities are not a senior or secondary secured obligation of the related borrower. They typically are the most subordinated debt obligation in an issuer’s capital structure. Mezzanine securities also may often be unsecured. Mezzanine securities therefore are subject to the additional risk that the cash flow of the related borrower and the property securing the loan may be insufficient to repay the scheduled payments after giving effect to any senior obligations of the related borrower. Mezzanine securities are also expected to be a highly illiquid investment. Mezzanine securities will be subject to certain additional risks to the extent that such loans may not be protected by financial covenants or limitations upon additional indebtedness. Investment in mezzanine securities is a highly specialized investment practice that depends more heavily on independent credit analysis than investments in other types of debt obligations.
The Fund may be subject to risks associated with investments in bank loans.
The market for bank loans may not be highly liquid and the Fund may have difficulty selling them. These investments are subject to both interest rate risk and credit risk, and the risk of non-payment
of scheduled interest or principal. These investments expose the Fund to the credit risk of both the financial institution and the underlying borrower.
General Risks of Investing in the Fund
The Fund and the Venture and Growth Assets are subject to general investment risks.
There is no assurance that the Fund will achieve its investment objective. There is also no assurance that the portfolio managers will be successful in choosing, making and realizing investments in any particular Venture and Growth Asset or operating company or portfolio of companies. Additionally, there can be no assurance that the Fund will be able to generate returns for its Shareholders or that Shareholders will receive any distribution from the Fund. All investments involve the risk of loss of capital. Accordingly, an investment in the Fund should only be considered by persons for whom a speculative, illiquid, and long-term investment is an appropriate component of a larger investment program and who can afford a loss of their entire investment. Past performance of investment entities associated with Lexington or Lexington’s investment professionals provides no assurance of future success. Accordingly, investors should draw no conclusions from the performance of any other investments of Lexington and should not expect to achieve similar results.
The Fund and the Venture and Growth Assets are subject to risks associated with the use of financial projections.
Estimates or projections of market conditions, prices, and supply and demand dynamics are key factors in evaluating potential investment opportunities and valuing the Fund’s investments and related assets. These estimates are subject to wide variances based on changes in market conditions, underlying assumptions, commodity prices, and technical or investment-related assumptions. The Manager, Lexington and FAV will generally evaluate investment opportunities on the basis of financial projections. Projected operating results of specific investments will often be based on the judgments by the management of the underlying portfolio company. In all cases, projections are only estimates of future results that are based upon assumptions made at the time that the projections are developed. There can be no assurance that the projected results will be obtained, and actual results may vary significantly from the projections. General economic conditions, which are not predictable, can have a material adverse impact on the reliability of such projections.
The Fund will rely on third-party sponsors.
The Fund expects to invest in third party-sponsored Portfolio Funds. The Fund will not have an active role in the management of such funds or their portfolio investments and therefore will not have the opportunity to evaluate the specific investments made by any such fund after the Fund’s date of investment. Moreover, the Fund will likely not be able to dispose of its investment in any such fund despite poor performance. The returns of the Fund will depend significantly on the performance of unrelated sponsors and could be substantially adversely affected by their poor performance. Additionally, Lexington will generally not be in a position to change an unrelated sponsor’s approach, including with respect to portfolio and risk management, conflicts of interest, environmental, social and corporate governance issues and other relevant matters. The general partners of the Portfolio Funds will generally have sole and absolute discretion in structuring, negotiating and purchasing, financing, monitoring and eventually divesting investments made by such Portfolio Funds. Similarly, Lexington will typically not be able to negotiate the level of any fee offsets and will not be responsible for determining whether sponsors are correctly calculating fees or fee offsets. Lexington may not always receive full information from sponsors because certain of this information may be considered proprietary. The lack of access to information may make it more difficult for Lexington to select and evaluate potential investments.

The Fund and the Venture and Growth Assets are subject to risks associated with inflation.
Certain developed economies are experiencing higher than normal inflation rates. It remains uncertain whether substantial inflation in the U.S. and other developed economies will be sustained over an extended period of time or have a significant effect on the U.S. or other economies. Inflation and rapid fluctuations in inflation rates have had in the past, and may in the future have, negative effects on economies and financial markets, particularly in emerging economies. For example, if an underlying portfolio company is unable to increase its revenue in times of higher inflation, its profitability may be adversely affected. Underlying portfolio companies may have revenues linked to some extent to inflation, including, without limitation, by government regulations and contractual arrangement. As inflation rises, an underlying portfolio company may earn more revenue but may incur higher expenses. As inflation declines, an underlying portfolio company may not be able to reduce expenses commensurate with any resulting reduction in revenue. Furthermore, wages and prices of inputs increase during periods of inflation, which can negatively impact returns on investments. In an attempt to stabilize inflation, certain countries have imposed wage and price controls or otherwise intervened in the economy, and certain central banks have raised interest rates. Past governmental efforts to curb inflation have also involved more drastic economic measures. Governmental efforts to curb inflation often have negative effects on the level of economic activity. There can be no assurance that continued and more wide-spread inflation will not become a serious problem in the future and have an adverse impact on the Fund returns. There can be no assurance that continued and more wide-spread inflation in the U.S. and/or other economies will not become a serious problem in the future and have a material adverse impact on the Fund’s returns.
The Fund and the Venture and Growth Assets are subject to risks associated with general economic and market conditions.
The success of the Fund’s activities will be affected by general economic and market conditions in the relevant economy (whether within or outside the U.S.), such as interest rates, availability of credit, credit defaults, inflation rates, economic uncertainty, changes in applicable laws and regulations (including laws relating to the taxation of the Fund’s investments), trade barriers, currency exchange controls, continued technology disruption, tax reform or other significant policy changes as well as national and international political, environmental, and socioeconomic circumstances (including wars, terrorist acts, security operations or public health considerations) in respect of the countries in which the Fund may invest. These factors may affect the level and volatility of securities prices and the liquidity of the Venture and Growth Assets, which could impair the Fund’s profitability or result in losses. In addition, general fluctuations in the market prices of securities and interest rates may affect the Fund’s investment opportunities and the value of the Venture and Growth Assets. Each of Lexington’s and FAV’s financial condition may be adversely affected by a significant general economic downturn and Lexington or FAV may be subject to legal, regulatory, reputational, and other unforeseen risks that could have a material adverse effect on each of Lexington’s and FAV’s businesses and operations, which could impact the Fund. Moreover, a recession, slowdown and/or sustained downturn in the U.S. or global economy (or any particular segment thereof) or weakening of credit markets may (i) adversely affect the Fund’s profitability, (ii) impede the ability of the Venture and Growth Assets to perform, (iii) impair the Fund’s ability to effectively exit the Venture and Growth Assets on favorable terms and (iv) have an adverse impact on the availability of credit to business generally, which in turn may have an adverse impact on the business and operations of the Fund. In addition, rapid changes in inflation could have a negative effect on the performance of the Fund. Any of the foregoing events could result in substantial or total losses to the Fund in respect of certain Venture and Growth Assets, which losses will likely be exacerbated if the Fund chooses to establish a credit facility or use other leverage at the Fund level or at the individual investment level. Any market turmoil, coupled with the threat of an economic slow-down, as well as a perceived increase in counterparty default risk, may have an adverse impact on the availability of credit to businesses generally or which otherwise may have an adverse impact on the business and operations of the Fund, restrict the Fund’s investment activities, and/or impede the Fund’s ability to effectively achieve its investment objective. In addition, economic problems in a single country are increasingly affecting other markets and economies. A continuation of this trend could adversely affect global economic conditions and world markets and, in turn, could adversely affect the Fund’s performance. Investment results may vary substantially on a monthly, quarterly or annual basis. The impact of global market conditions on performance is uncertain, and future results may be lower than reported as of the date hereof.

Recent volatility in the global financial markets and political systems of certain countries may have adverse spill-over effects into the global financial markets generally. Moreover, a recession, slowdown and/or sustained downturn in the global economies (or any particular segment thereof) or weakening of credit markets will adversely affect the Fund’s profitability, impede the ability of the Venture and Growth Assets to perform under or refinance their existing obligations, and impair the Fund’s ability to effectively exit investments on favorable terms. The extent and duration of such environment, to the private equity industry and global markets as a whole, is currently unknown. Any of the foregoing events could result in substantial or total losses to the Fund in respect of certain investments, which losses will likely be exacerbated by the presence of leverage in the capital structure of a particular portfolio company of the Fund. For this reason, valuations are generally subject to heightened uncertainty and subject to numerous subjective judgments, any or all of which could turn out to be incorrect with the benefit of hindsight. Furthermore, traditional valuation approaches that have been used historically may need to be modified in order to effectively capture fair value of private investments in the midst of significant volatility or market dislocation. In light of recent volatility occurring in the markets since such date, material declines from any performance data contained herein have occurred as of the date hereof with respect to certain portfolio investments of Lexington’s funds and further declines are possible. Investors should therefore attach correspondingly qualified consideration to such performance information.
If, due to extraordinary market conditions or other reasons, the Fund and other private investment funds managed by Lexington, FAV or its affiliates were to incur substantial losses, the revenues of the Manager, Lexington, FAV and their affiliates would decline substantially. Such losses may hamper the Manager, Lexington, FAV and their affiliates’ ability to (i) retain employees and (ii) provide the same level of service to the Fund as it has in the past.
The Fund has no operating history.
The Fund is a newly organized,
non-diversified,
closed-end
management investment company with no operating history. The Fund does not have any historical financial statements or other meaningful operating or financial data on which potential investors may evaluate the Fund and its performance.
The Fund is subject to conflicts of interest.
An investment in the Fund is subject to a number of actual or potential conflicts of interest. As a result, the Manager, Lexington, FAV and/or their affiliates have an incentive to enter into arrangements with the Fund, and face conflicts of interest when balancing that incentive against the best interests of the Fund. The Manager, Lexington, FAV and/or their affiliates also face conflicts of interest in their service as investment adviser to other clients, and, from time to time, make investment decisions that differ from and/or negatively impact those made by the Manager, Lexington and/or FAV on behalf of the Fund. See “Potential Conflicts of Interest” below.
The Board may change the Fund’s investment objective and strategies without Shareholder approval.
The Board will have the authority to modify or waive certain of the Fund’s operating policies and strategies without prior notice and without Shareholder approval (except as required by the 1940 Act or other applicable laws). The Fund cannot predict the effects that any changes to its current operating policies and strategies would have on the Fund’s business, operating results and value of its Shares. Nevertheless, the effects may adversely affect the Fund’s business and impact its ability to make distributions.
The Fund is actively managed and subject to management risk.
The Fund is subject to management risk because it is an actively managed investment portfolio. The Fund’s ability to achieve its investment objective depends upon Lexington’s and FAV’s skills in determining the Fund’s allocation of its assets and in selecting the best mix of investments. There is a risk that Lexington’s and FAV’s evaluations and assumptions regarding asset classes or investments may be incorrect in view of actual market conditions. Lexington and FAV each will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results. The Fund may be subject to a relatively high level of management risk because the Fund invests in private assets, which are highly specialized instruments that require investment techniques and risk analyses different from those associated with investing in public equities and bonds. The Fund’s allocation of its investments across Venture and Growth Assets and other portfolio investments representing various strategies, geographic regions, asset classes and sectors may vary significantly over time based on Lexington’s or FAV’s analysis and judgment. As a result, the particular risks most relevant to an investment in the Fund, as well as the overall risk profile of the Fund’s portfolio, may vary over time. It is possible that the Fund will focus on an investment that performs poorly or underperforms other investments under various market conditions.
The Fund’s performance will depend on Lexington, FAV and key personnel.
Investors in the Fund are placing their investment in the discretion of, and are dependent upon the skill and experience of, Lexington, FAV and the Fund’s investment professionals and investors will be relying on the ability of Lexington, FAV and such investment professionals to identify, select, structure and implement the investments to be made using the capital available to the Fund. In the event of the death, disability, or departure of key personnel of Lexington, FAV or their respective affiliates, the business and the performance of the Fund may be adversely affected. The interests of these professionals in the Lexington and FAV and the Incentive Fee should tend to discourage them from withdrawing participation in the Fund’s investment activities. However, there can be no assurance that any such professional will continue to be associated with Lexington, FAV or their respective affiliates throughout the life of the Fund or that any replacement will perform well.
Further, the time, dedication and scope of work of a professional varies considerably—for example, it is expected that certain professionals will devote substantial time and efforts to projects of other Lexington funds as well and maintain leadership roles across other strategies. The fact that the investment team will share certain personnel (including investment committee members) and resources with such other Lexington funds furthers this conflict given the overlap in senior leadership.
Some of the senior and other professionals involved in prior Lexington funds will not be part of the team working on the Fund. Conflicts of interest may arise in allocating management time, services or functions of the investment team and Lexington and FAV, and the ability of the members of the investment team to access other professionals and resources within Lexington or FAV for the benefit of the Fund may be limited.
The Fund’s strategy involves investments in “undervalued” assets.
The Fund’s investment strategy is based, in part, upon the premise that certain potential investments may be available for purchase by the Fund at “undervalued” prices. However, making investments at what may appear to be “undervalued” or “discounted” levels is no guarantee that these investments will generate attractive risk-adjusted returns to the Fund, and such investments may be subject to further reductions in value. No assurance can be given that investments can be acquired at favorable prices or that the market for such interests will continue to improve. In addition, the Fund’s Incentive Fee structure could create an incentive to buy assets with steep discounts compared to their sponsor’s valuation of such assets.
Lexington’s due diligence process may entail evaluation of important and complex issues and may require outside consultants.
Before making an investment in a Venture and Growth Asset, Lexington will typically conduct due diligence that it deems reasonable and appropriate based on the facts and circumstances applicable to such investment. Due diligence generally entails evaluation of important and complex business, financial, tax, accounting, environmental, social, government, compliance and legal issues. Outside consultants, legal advisors, appraisers, accountants, investment banks, other third parties, and the private equity sponsors themselves often are involved in the sourcing and due diligence process and/or the ongoing operation of the Fund’s investments to varying degrees depending on the type of investment. Such involvement of third-party advisors or consultants presents a number of risks, including that Lexington has reduced control of the functions that are outsourced. In addition, if Lexington is unable to timely engage third-party providers, the Fund’s ability to evaluate and acquire more complex targets could be adversely affected. When conducting due diligence and making an assessment regarding an investment in an underlying fund, Lexington will rely on the resources available to it, including information provided by the target of the investment and, in some circumstances, third-party investigations. Representations made by a counterparty could be inaccurate, and the third-party investigations may not uncover risks. The due diligence investigation that Lexington carries out with respect to any investment opportunity may not reveal or highlight all relevant facts that are necessary or helpful in evaluating such investment opportunity. Moreover, such an investigation will not necessarily result in the investment being successful. Conduct occurring at the funds and operating companies in which the Fund invests, even activities that occurred prior to the Fund’s investment therein, could have an adverse impact on the Fund.
In circumstances where Lexington accesses
non-public
confidential information, there is a possibility that certain trading restrictions would apply to Lexington and its affiliates, which may affect the Fund’s ability to transact.
In addition, at times, the Fund’s investment opportunities will require rapid execution, and investment analyses and decisions by Lexington frequently will be undertaken on an expedited basis to take advantage of investment opportunities. In such cases, the information available to Lexington at the time an investment decision is made can be limited, and Lexington at times will not have access to detailed information regarding the investment. Therefore, no assurance can be given that Lexington will have knowledge of all circumstances that could adversely affect an investment. In addition, Lexington will from time to time involve independent consultants in connection with its evaluation or diligence of certain proposed investments. No assurance can be given as to the accuracy or completeness of the information provided by such independent consultants and the Fund may incur liability as a result of such consultants’ actions.
Secondary investments are highly illiquid and typically subject to significant transfer restrictions.
Limited partnership interests or other interests in which the Fund seeks to invest are highly illiquid and typically subject to significant transfer restrictions, including approval requirements from the fund’s general partner in its sole discretion and rights of first refusal in favor of other investors. Completion of transfers is often time-consuming and difficult. There can be no assurance that the Fund will be successful in closing on acquisitions of secondary interests, even in situations where it has signed a binding contract to acquire the investments.
The Fund will generally hold
non-controlling
interests in its Portfolio Funds or
Co-Investments.
The Fund will generally hold
non-controlling
interests in its Portfolio Funds or
Co-Investments.
The Fund may have a limited ability to protect its position in such Portfolio Funds or
Co-Investments
(other than by exercise of those rights afforded to limited partners). The Fund may make investments with other third parties through acquisition vehicles, joint ventures, or other entities. The Fund may co-invest
with third parties through consortiums of private equity investors, joint ventures or other entities. Such investments may involve risks in connection with such third-party involvement, including the possibility that a third-party co-venturer
may have financial, legal, or regulatory difficulties, resulting in a negative impact on such investment, may have economic or business interests or goals that are inconsistent with those of the Fund, or may be in a position to take (or block) action in a manner contrary to the Fund’s investment objectives. In addition, the Fund may in certain circumstances be liable for the actions of its third-party co-venturers.
Furthermore, third-party
co-venturers
may provide services similar to, and overlapping with, services provided by Lexington to the Fund, other Lexington funds or their respective portfolio investments, and, notwithstanding the foregoing, fees attributable to such services will not offset Management Fee or Incentive Fee or otherwise be allocated to, or shared with, the Shareholders. Additional conflicts would arise if a joint venture partner or counterparty is related to Lexington in any way, such as through a sub-advisory
relationship with Lexington and its affiliates.

The Fund has a broad investment mandate.
The investment strategy of the Fund covers a broad range of fund strategies and geographic regions. Moreover, the types of investment structures utilized, and securities issued, by Venture and Growth Assets continue to evolve and include, for example, investments in special purpose acquisition companies (whether in an IPO or thereafter, through a “PIPE” investment or otherwise). Investors must rely upon the ability of the Manager, Lexington and FAV to identify, structure and implement investments that they believe are consistent with the Fund’s overall investment objectives and policies at such times as they determine. There are no material limitations on the funds, companies, markets or countries in which the Fund may invest. Subject to the foregoing, the Fund may, directly through Direct Investments and/or indirectly through the Portfolio Funds, make investments in various types of instruments, including partnership interests and preferred and common stock, and across asset classes.
Investments in the Fund will be primarily illiquid.
The Fund is designed primarily for long-term investors. An investment in the Fund, unlike an investment in a traditional listed closed-end
fund, should be considered illiquid. The Shares are appropriate only for investors who are comfortable with investment in less liquid or illiquid portfolio investments within an illiquid fund. An investment in the Shares is not suitable for investors who need access to the money they invest. Unlike open-end
funds (commonly known as mutual funds), which generally permit redemptions on a daily basis, the Shares will not be redeemable at a Shareholder’s option. Unlike stocks of listed closed-end
funds, the Shares are not listed, and are not expected to be listed, for trading on any securities exchange, and the Fund does not expect any secondary market to develop for the Shares in the foreseeable future. The Fund’s investments in Venture and Growth Assets will be illiquid and typically cannot be transferred or redeemed for a substantial period of time. The Shares are designed for long-term investors, and the Fund should not be treated as a trading vehicle.
There can be no assurance that the Fund will conduct repurchase offers in a particular period.
Although the Board may, in its sole discretion, cause the Fund to offer to repurchase outstanding Shares at their net asset value and the Manager intends to recommend that, in normal market circumstances, the Board authorize the Fund to conduct quarterly repurchase offers of no more than 2.5% of the Fund’s net assets.
There can be no assurance that the Fund will conduct repurchase offers in any particular period and Shareholders may be unable to tender Shares for repurchase for an indefinite period of time.
There will be a substantial period of time between the date as of which Shareholders must submit a request to have their Shares repurchased and the date they can expect to receive payment for their Shares from the Fund. Shareholders whose Shares are accepted for repurchase bear the risk that the Fund’s net asset value may fluctuate significantly between the time that they submit their repurchase requests and the date as of which such Shares are valued for purposes of such repurchase. Shareholders will have to decide whether to request that the Fund repurchase their Shares without the benefit of having current information regarding the value of Shares on a date proximate to the date on which Shares are valued by the Fund for purposes of effecting such repurchases. See “Repurchase of Shares.”
Offers for repurchases of Shares, if any, may be suspended, postponed or terminated by the Board under certain circumstances. An investment in the Fund is suitable only for investors who can bear the risks associated with the limited liquidity of Shares and the underlying investments of the Fund. Additionally, because Shares are not listed on any securities exchange, the Fund is not required, and does not intend, to hold annual meetings of its Shareholders unless called for under the provisions of the 1940 Act.
Substantial repurchase requests may have a material adverse effect on the Fund’s ability to achieve its investment objective and the value of the Shares.
Shares are considerably less liquid than shares of funds that trade on a stock exchange, or shares of open-end registered investment companies. It is possible that the Fund may be unable to repurchase all of the Shares that a Shareholder tenders due to the illiquidity of the Fund investments or if the Shareholders request the Fund to repurchase more Shares than the Fund is then offering to repurchase. Moreover, one or more feeder vehicles will be formed to facilitate indirect investments in the Fund by certain investors. Requests by these investors to withdraw their interests in a feeder vehicle are expected to result in tenders by the feeder vehicle in a tender offer by the Fund and could contribute to an over-subscription of a particular tender offer. In addition, substantial requests for the Fund to repurchase Shares could require the Fund to liquidate certain of its investments more rapidly than otherwise desirable in order to raise cash to fund the repurchases and achieve a market position appropriately reflecting a smaller asset base. This could have a material adverse effect on the value of the Shares.
The level of Shareholder participation in the Fund’s repurchase offers may increase as a result of events that are unrelated to the Fund’s investment performance or operations. Due to the Manager’s affiliation with a publicly traded parent company, short sellers or other market participants may from time to time publish reports, commentary or other materials regarding the Manager’s parent company and its affiliates. Such reports or commentary may create negative market sentiment with respect to the parent company’s publicly traded securities and could cause Shareholders to seek to tender their Shares at levels higher than the Fund would otherwise anticipate.
To the extent the Fund obtains repurchase proceeds by disposing of its interest in certain Venture and Growth Assets, the Fund will thereafter hold a larger proportion of its assets in the remaining Venture and Growth Assets, some of whose interests at times may be less liquid or illiquid. This could adversely affect the ability of the Fund to fund subsequent repurchase requests of Shareholders or to conduct future repurchases at all. In addition, after giving effect to such dispositions, the remaining Venture and Growth Assets may not reflect the Advisers’ ideal judgments as to the desired portfolio composition of the Fund’s Venture and Growth Assets, in that the Fund’s performance may be tied to the performance of fewer Venture and Growth Assets and/or may not reflect the Advisers’ judgment as to the Fund’s optimal exposure to particular asset classes or investment strategies. These consequences may be particularly applicable if the Fund received requests to repurchase substantial amounts of Shares and may have a material adverse effect on the Fund’s ability to achieve its investment objective and the value of the Shares. In addition, substantial repurchases of Shares could result in a sizeable decrease in the Fund’s net assets, resulting in an increase in the Fund’s total annual operating expense ratio.
The Fund will have access to confidential information.
The Fund will likely have access to or acquire confidential information relating to its investments. The Fund will likely limit the information reported to its investors with respect to such investments.
Shares are not freely transferable.
Transfers of Shares may be made only by operation of law pursuant to the death, divorce, insolvency, bankruptcy, or adjudicated incompetence of the Shareholder or with the prior written consent of the Board, which may be withheld in the Board’s sole discretion. Notice to the Fund of any proposed transfer must include evidence satisfactory to the Board that the proposed transferee, at the time of transfer, meets any requirements imposed by the Fund with respect to investor eligibility and suitability.
The Fund is classified as
non-diversified
for purposes of the 1940 Act.
The Fund is classified as a
“non-diversified”
investment company for purposes of the 1940 Act, which means it is not subject to percentage limitations under the 1940 Act on assets that may be invested in the securities of any one issuer.
As a
non-diversified
investment company, investors have no assurance as to the degree of diversification of the Fund’s investments, either by strategy, vintage, sponsor, asset type, industry, geographic region or sector.

Lexington will seek to make investments on behalf of the Fund across a range of asset classes, industries and geographies taking into account prevailing market conditions and available investment opportunities, but the Fund’s investments may be focused on a limited number of investment opportunities, asset classes, vintages, industries or geographic regions, subject to compliance with applicable law. To the extent the Fund’s investments are focused on a particular underlying fund or related funds, sponsor, asset type, industry, security or geographic region, its investments will become more susceptible to fluctuations in value resulting from adverse economic or business conditions with respect thereto. Certain sponsors, vintages, geographic regions and/or industries in which the Fund may be heavily invested may be more adversely affected by economic pressures when compared to other sponsors, vintages, geographic regions and/or industries. As a consequence, the Fund’s performance may be adversely affected by the unfavorable performance of one or a limited number of investments. Moreover, there are no assurances that any or all of the Fund’s investments will perform well or avoid loss, and if certain investments perform unfavorably, for the Fund to achieve above-average returns, one or a few of its other investments must perform very well. There are no assurances that this will be the case.
Having a larger percentage of assets in a smaller number of issuers makes a non-diversified
fund, like the Fund, more susceptible to the risk that one single event or occurrence can have a significant adverse impact upon the Fund.
The Fund’s investments may be difficult to value.
The Fund is subject to valuation risk, which is the risk that one or more of the securities in which the Fund invests are valued at prices that the Fund is unable to obtain upon sale due to factors such as incomplete data, market instability, human error, or, with respect to securities for which there are no readily available market quotations, the inherent difficulty in determining the fair value of certain types of investments. The Manager may, but is not required to, use an independent pricing service or prices provided by dealers to value securities at their market value. Because the secondary markets for certain investments may be limited, such instruments may be difficult to value.
The legal, regulatory, disclosure, accounting, auditing and reporting standards in certain of the countries in which the Fund’s portfolio investments may be made may be less stringent and may not provide the same degree of protection or information to investors as would generally apply in the United States. The accounting, auditing and financial reporting standards and practices applicable to foreign companies may be less rigorous, and there may be significant differences between financial statements prepared in accordance with those accounting standards as compared to financial statements prepared in accordance with international accounting standards. Consequently, the net asset value of the Fund published from time to time may not accurately reflect a realistic value for any or all of the investments.
A substantial portion of the Fund’s assets are expected to consist of Venture and Growth Assets for which there are no readily available market quotations. The information available in the marketplace for such companies, their securities and the status of their businesses and financial conditions is often extremely limited, outdated and difficult to confirm. Such securities are valued by the Manager, as valuation designee pursuant to Rule 2a-5 under the 1940 Act, at fair value based on input from the sponsor or general partner of such investment as determined pursuant to policies and procedures approved by the Board. In determining fair value, the Manager is required to consider all appropriate factors relevant to value and all indicators of value available to the Fund. The determination of fair value necessarily involves judgment in evaluating this information in order to determine the price that the Fund might reasonably expect to receive for the security upon its current sale. The most relevant information may often be provided by the issuer of the securities. Given the nature, timeliness, amount and reliability of information provided by the issuer, fair valuations may become more difficult and uncertain as such information is unavailable or becomes outdated. In some instances, returns on secondary investments will be higher than returns on primary investments as a result of such secondary investments being purchased at a discount, and then revalued based on the practical expedient next reported for such secondary investment.

Shareholders should recognize that valuations of illiquid assets involve various judgments and consideration of factors that may be subjective. The value at which the Fund’s investments can be liquidated may differ, sometimes significantly, from the valuations assigned by the Fund. In addition, the timing of liquidations may also affect the values obtained on liquidation. The Fund will invest a significant amount of its assets in private market investments for which no public market exists. There can be no guarantee that the Fund’s investments could ultimately be realized at the Fund’s valuation of such investments. In addition, the Fund’s compliance with the asset diversification tests under the Code depends on the fair market values of the Fund’s assets, and, accordingly, a challenge to the valuations ascribed by the Fund could affect its ability to comply with those tests or require it to pay penalty taxes in order to cure a violation thereof. These factors could adversely affect Shareholders whose Shares are repurchased as well as new Shareholders and remaining Shareholders.
The valuations reported by the Portfolio Fund Managers, based upon which the Fund determines its net asset value and the net asset value per Share, may be subject to later adjustment or revision. For example, fiscal year-end net asset value calculations of the Portfolio Funds may be revised as a result of audits by their independent auditors. Other adjustments may occur from time to time. Because such adjustments or revisions, whether increasing or decreasing the net asset value of the Fund at the time they occur, relate to information available only at the time of the adjustment or revision, the adjustment or revision may not affect the amount of the repurchase proceeds of the Fund received by Shareholders who had their Shares repurchased prior to such adjustments and received their repurchase proceeds. As a result, to the extent that such subsequently adjusted valuations from the Portfolio Fund Managers or revisions to the net asset value of a Portfolio Fund adversely affect the Fund’s net asset value, the outstanding Shares may be adversely affected by prior repurchases to the benefit of Shareholders who had their Shares repurchased at a net asset value higher than the adjusted amount. Conversely, any increases in the net asset value resulting from such subsequently adjusted valuations may be entirely for the benefit of the outstanding Shares and to the detriment of Shareholders who previously had their Shares repurchased at a net asset value lower than the adjusted amount. The same principles apply to the purchase of Shares.
The valuations of Shares may be significantly affected by numerous factors, some of which are beyond the Fund’s control and may not be directly related to the Fund’s operating performance. These factors include: changes in regulatory policies or tax guidelines; changes in earnings or variations in operating results; changes in the value of the Fund’s investments; changes in accounting guidelines governing valuation of the Fund’s investments; any shortfall in revenue or net income or any increase in losses from levels expected by investors; departure of the Manager or certain of its respective key personnel; and general economic trends and other external factors.
In addition, the overall performance of the Fund may also be affected by situations where, in order to make investments considered desirable, the Fund is required to make other investments considered less desirable or for which the Manager is less comfortable with the estimated valuations.
The Fund’s net asset value is a critical component in several operational matters including computation of the Management Fee, the Incentive Fee and the Distribution and Servicing Fee, and determination of the price at which the Shares will be offered and at which a repurchase offer will be made. Consequently, variance in the valuation of the Fund’s investments will impact, positively or negatively, the fees and expenses Shareholders will pay, the price a Shareholder will receive in connection with a repurchase offer and the number of Shares an investor will receive upon investing in the Fund. It is expected that the Fund will accept purchases of Shares as of the first business day of each month. The number of Shares a Shareholder will receive will be based on the Fund’s most recent net asset value, which will be calculated for the last business day of the preceding month (
i.e.
, one business day prior to date on which the Fund will accept purchases). For more information regarding the Fund’s subscription process, see “Purchasing Shares.”
The Manager generally expects to receive information for the Fund’s investments in private market investments, including Portfolio Funds and Direct Investments, on which it will base the Fund’s net asset value only as of each calendar quarter end and on a significant delay. The Manager generally does not expect to receive updated information intra quarter for such investments. As a result, the Fund’s net asset value for periods other than calendar quarter end will likely be based on information from the prior quarter and market inputs that are observable to the Manager, but may not reflect all adjustments that a Portfolio Fund Manager would make based on information that has not been shared with the Manager. As a result, in certain situations, the Manager may not reflect adjustments to the value of the Fund’s investments due to impairments or other market factors than the Manager would make if it had access to such information, resulting in such investments potentially being overvalued in hindsight. The Fund may need to liquidate certain investments, including its investments in private market investments, in order to repurchase Shares in connection with a repurchase offer. A subsequent decrease in the valuation of the Fund’s investments after a repurchase offer could potentially disadvantage remaining Shareholders to the benefit of Shareholders whose Shares were accepted for repurchase. Alternatively, a subsequent increase in the valuation of the Fund’s investments could potentially disadvantage Shareholders whose Shares were accepted for repurchase to the benefit of remaining Shareholders. Similarly, a subsequent decrease in the valuation of the Fund’s investments after a subscription could potentially disadvantage subscribing investors to the benefit of pre-existing
Shareholders, and a subsequent increase in the valuation of the Fund’s investments after a subscription could potentially disadvantage pre-existing
Shareholders to the benefit of subscribing investors. For more information regarding the Fund’s calculation of its net asset value, see “Net Asset Valuation.”
The Fund cannot guarantee the amount or frequency of distributions.
The amount of distributions that the Fund may pay is uncertain. The Fund expects to pay distributions out of assets legally available for distribution from time to time, at the sole discretion of the Board, and otherwise in a manner so as to qualify, and remain qualified, as a RIC under the Code. See “Distributions.” Nevertheless, the Fund cannot assure Shareholders that the Fund will achieve investment results that will allow the Fund to make a specified level of cash distributions or year-to-year
increases in cash distributions. The Fund’s ability to pay distributions may be adversely affected by the impact of the risks described in this Prospectus. All distributions will depend on the Fund’s earnings, its net investment income, its financial condition, and such other factors as the Board may deem relevant from time to time.
The Fund cannot guarantee that it will make distributions. The Fund may finance its cash distributions to Shareholders from any sources of funds available to the Fund, including offering proceeds, borrowings, net investment income from operations, capital gains proceeds from the sale of assets (including fund investments), non-capital
gains proceeds from the sale of assets (including fund investments), dividends or other distributions paid to the Fund on account of preferred and common equity investments by the Fund in Venture and Growth Assets and expense reimbursements from the Manager. The Fund has not established limits on the amount of funds the Fund may use from available sources to make distributions. The repayment of any amounts owed to the Manager or its affiliates will reduce future distributions to which you would otherwise be entitled.
Additional subscriptions will dilute the voting interest of existing Shareholders.
The Fund intends to accept additional subscriptions for Shares, and such subscriptions will dilute the voting interest of existing Shareholders in the Fund. Additional subscriptions will also dilute the indirect interests of existing Shareholders in the Fund investments prior to such purchases, which could have an adverse impact on the existing Shareholders’ interests in the Fund if subsequent Fund investments underperform the prior investments.
The Fund and certain service providers may have access to Shareholders’ personal information.
The Manager, Lexington, FAV, the auditors, the custodian and the other service providers to the Fund may receive and have access to personal data relating to Shareholders, including information contained in a prospective investor’s subscription documents and arising from a Shareholder’s business relationship with the

Fund, the Manager, Lexington and/or FAV. Such information may be stored, modified, processed or used in any other way, subject to applicable laws, by the Manager, Lexington, FAV and by the Fund’s other service providers and their agents, delegates, sub-delegates
and certain third parties in any country in which such person conducts business. Subject to applicable law, Shareholders may have rights in respect of their personal data, including a right to access and rectification of their personal data and may in some circumstances have a right to object to the processing of their personal data.
Lexington and its affiliates manage funds and accounts with similar strategies and objectives to the Fund.
Lexington and its affiliates are investment advisers to various clients for whom they make private asset investments of the same type as the Fund. Lexington and its affiliates also may agree to act as investment adviser to additional clients that make private asset investments of the same type as the Fund. In addition, Lexington will be permitted to organize other pooled investment vehicles with principal investment objectives different from those of the Fund. It is possible that a particular investment opportunity would be a suitable investment for the Fund and such clients or pooled investment vehicles. See “Potential Conflicts of Interest” below.
The Fund may be subject to leverage risk.
The use of leverage creates an opportunity for increased Share gains, but also creates risks for Shareholders. The Fund cannot assure Shareholders that the use of leverage, if employed, will benefit the common shares. Any leveraging strategy the Fund employs may not be successful.
Leverage involves risks and special considerations for Shareholders, including:

•	the likelihood of greater volatility of NAV of the Shares than a comparable portfolio without leverage;

•	the risk that fluctuations in interest rates or dividend rates on any leverage that the Fund must pay will reduce the return to Shareholders;

•	the effect of leverage in a declining market, which is likely to cause a greater decline in the NAV of the Shares than if the Fund were not leveraged; and

•	leverage may increase operating costs, which may reduce total return.
Any decline in the NAV of the Fund’s investments will be borne entirely by Shareholders. Therefore, if the market value of the Fund’s portfolio declines, leverage will result in a greater decrease in NAV to Shareholders than if the Fund were not leveraged. While the Fund may from time to time consider reducing any outstanding leverage in response to actual or anticipated changes in interest rates in an effort to mitigate the increased volatility of current income and NAV associated with leverage, there can be no assurance that the Fund will actually reduce any outstanding leverage in the future or that any reduction, if undertaken, will benefit Shareholders. Changes in the future direction of interest rates are very difficult to predict accurately. If the Fund were to reduce any outstanding leverage based on a prediction about future changes to interest rates, and that prediction turned out to be incorrect, the reduction in any outstanding leverage may reduce the income and/or total returns to Shareholders relative to the circumstance where the Fund had not reduced any of its outstanding leverage.
Certain types of leverage used by the Fund may result in the Fund being subject to covenants relating to asset coverage and portfolio composition requirements. The Fund may be subject to certain restrictions on investments imposed by guidelines of one or more rating agencies, which may issue ratings for the short-term corporate debt securities or preferred shares issued by the Fund. These guidelines may impose asset coverage or portfolio composition requirements that are more stringent than those imposed by the 1940 Act. Lexington and FAV do not believe that these covenants or guidelines will impede it from managing the Fund’s portfolio in accordance with the Fund’s investment objective and policies.

In addition to the foregoing, the use of leverage treated as indebtedness of the Fund for U.S. federal income tax purposes may reduce the amount of Fund dividends that are otherwise eligible for the dividends received deduction in the hands of corporate Shareholders.
The Fund may be subject to risks related to stapled secondary transactions.
With respect to certain
sponsor-led
transactions, a general partner or investment manager may expect the Fund to commit on a primary basis to a new, blind pool investment vehicle that it is sponsoring as a condition to participating in a sponsor-led
transaction in what is otherwise known as a “stapled secondary” transaction, which may present a number of risks. Any such new fund may not produce positive investment returns, which may in turn adversely impact the performance of the Fund. The Fund may have difficulty identifying attractive transactions that are unencumbered by requirements to make less attractive primary investments.
Other Investment Risks
The Fund will hold cash, money market instruments and other short-term investments which may lower the Fund’s performance.
For temporary defensive purposes, the Fund may invest up to 100% of its assets in cash equivalents and short-term debt securities. Short-term debt securities are defined to include, without limitation, the following:

•
U.S. government securities, including bills, notes and bonds differing as to maturity and rates of interest that are either issued or guaranteed by the U.S. Treasury or by U.S. government agencies or instrumentalities. U.S. government securities include securities issued by: (a) the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration and Government National Mortgage Association, the securities of which are supported by the full faith and credit of the United States; (b) the Federal Home Loan Banks, Federal Intermediate Credit Banks and Tennessee Valley Authority, the securities of which are supported by the right of the agency to borrow from the U.S. Treasury; (c) the Federal National Mortgage Association, the securities of which are supported by the discretionary authority of the U.S. government to purchase certain obligations of the agency or instrumentality; and (d) the Student Loan Marketing Association, the securities of which are supported only by its credit. While the U.S. government provides financial support to such U.S. government-sponsored agencies or instrumentalities, no assurance can be given that it always will do so since it is not so obligated by law. The U.S. government, its agencies and instrumentalities do not guarantee the market value of their securities. Consequently, the value of such securities may fluctuate.

•
Certificates of deposit issued against funds deposited in a bank or a savings and loan association. Such certificates are for a definite period of time, earn a specified rate of return and are normally negotiable. The issuer of a certificate of deposit agrees to pay the amount deposited plus interest to the bearer of the certificate on the date specified thereon. Certificates of deposit purchased by the Fund may not be fully insured by the Federal Deposit Insurance Corporation.

•	Repurchase agreements, which involve purchases of debt securities.

•
Commercial paper, which consists of short-term unsecured promissory notes, including variable rate master demand notes issued by corporations to finance their current operations. Master demand notes are direct lending arrangements between the Fund and a corporation. There is no secondary market for such notes. However, they are redeemable by the Fund at any time. The Manager, Lexington and/or FAV will consider the financial condition of the corporation (e.g., earning power, cash flow and other liquidity ratios) and will continuously monitor the corporation’s ability to meet all of its financial obligations, because the Fund’s liquidity might be impaired if the corporation were unable to pay principal and interest on demand. Investments in commercial paper will be limited to commercial paper rated in the highest categories by a major rating agency and which mature within one year of the date of purchase or carry a variable or floating rate of interest.

The Fund may be subject to risks associated with below investment grade securities.
The Fund may invest in securities that are rated, at the time of investment, below investment grade quality (rated Ba/BB or below, or judged to be of comparable quality by the Manager, Lexington and/or FAV), which are commonly referred to as “high yield” or “junk” bonds and are regarded as predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal when due. The value of high yield, lower quality bonds is affected by the creditworthiness of the issuers of the securities and by general economic and specific industry conditions. Issuers of high yield bonds are not perceived to be as strong financially as those with higher credit ratings. These issuers are more vulnerable to financial setbacks and recession than more creditworthy issuers, which may impair their ability to make interest and principal payments. Lower grade securities may be particularly susceptible to economic downturns. It is likely that an economic recession could severely disrupt the market for such securities and may have an adverse impact on the value of such securities. In addition, it is likely that any such economic downturn could adversely affect the ability of the issuers of such securities to repay principal and pay interest thereon and increase the incidence of default for such securities.
Lower grade securities, though often high yielding, are characterized by high risk. They may be subject to certain risks with respect to the issuing entity and to greater market fluctuations than certain lower yielding, higher rated securities. The secondary market for lower grade securities may be less liquid than that for higher rated securities. Adverse conditions could make it difficult at times for the Fund to sell certain securities or could result in lower prices than those used in calculating the Fund’s net asset value. Because of the substantial risks associated with investments in lower grade securities, you could lose money on your investment in the Fund, both in the short-term and the long-term.
The prices of fixed-income securities generally are inversely related to interest rate changes; however, below investment grade securities historically have been somewhat less sensitive to interest rate changes than higher quality securities of comparable maturity because credit quality is also a significant factor in the valuation of lower grade securities. On the other hand, an increased rate environment results in increased borrowing costs generally, which may impair the credit quality of low-grade
issuers and thus have a more significant effect on the value of some lower grade securities. In addition, the current low rate environment has expanded the historic universe of buyers of lower grade securities as traditional investment grade oriented investors have been forced to accept more risk in order to maintain income. As rates rise, these recent entrants to the low-grade
securities market may exit the market and reduce demand for lower grade securities, potentially resulting in greater price volatility.
The ratings of Moody’s, S&P, Fitch and other rating agencies represent their opinions as to the quality of the obligations which they undertake to rate. Ratings are relative and subjective and, although ratings may be useful in evaluating the safety of interest and principal payments, they do not evaluate the market value risk of such obligations. Although these ratings may be an initial criterion for selection of portfolio investments, the Manager, Lexington and/or FAV also will independently evaluate these securities and the ability of the issuers of such securities to pay interest and principal. To the extent that the Fund invests in lower grade securities that have not been rated by a rating agency, the Fund’s ability to achieve its investment objective will be more dependent on the Manager’s, Lexington’s and/or FAV’s credit analysis than would be the case when the Fund invests in rated securities.
The Fund may invest in securities rated in the lower rating categories (rated as low as D, or unrated but judged to be of comparable quality by the Manager, Lexington and/or FAV). For these securities, the risks associated with below investment grade instruments are more pronounced.
The Fund may be subject to risks associated with corporate bonds.
The market value of a corporate bond generally may be expected to rise and fall inversely with interest rates. The market value of intermediate and longer term corporate bonds is generally more sensitive to changes in interest rates than is the market value of shorter term corporate bonds. The market value of a corporate bond also may be affected by factors directly related to the issuer, such as investors’ perceptions of the creditworthiness of the issuer, the issuer’s financial performance, perceptions of the issuer in the market place, performance of management of the issuer, the issuer’s capital structure and use of financial leverage and demand for the issuer’s goods and services. There is a risk that the issuers of corporate bonds may not be able to meet their obligations on interest or principal payments at the time called for by an instrument. Corporate bonds of below investment grade quality are often high risk and have speculative characteristics and may be particularly susceptible to adverse issuer-specific developments. Corporate bonds of below investment grade quality are subject to the risks described above under “—
The Fund may be subject to risks associated with below investment grade securities
.”
The Fund may make
non-U.S.
Investments, which are subject to additional risks.
The Fund, either directly through Direct Investments or indirectly through Portfolio Funds, may invest a portion of its assets in operating companies organized, headquartered and/or focused on investments outside the United States.
Non-U.S.
securities, including those held by Portfolio Funds, involve certain risks not typically associated with investing in U.S. securities, including risks relating to (i) currency exchange matters, including fluctuations in the rate of exchange between the U.S. dollar and the various
non-U.S.
currencies in which
non-U.S.
investments are denominated, and costs associated with conversion of investment principal and income from one currency into another; (ii) differences in conventions relating to documentation, settlement, corporate actions, stakeholder rights and other matters; (iii) differences between the U.S. and
non-U.S.
securities markets, including potential price volatility in, and relative illiquidity of, some
non-U.S.
securities markets; (iv) the absence of uniform accounting, auditing, and financial reporting standards, practices and disclosure requirements and less government supervision and regulation in some countries; (v) certain economic, social and political risks, including potential exchange control regulations and restrictions on
non-U.S.
investment and repatriation of capital, the risks of political, economic or social instability, including the risk of sovereign defaults, and the possibility of expropriation or confiscatory taxation and adverse economic and political development; (vi) the possible imposition of
non-U.S.
taxes on income and gains recognized with respect to such securities; (vii) differing, and potentially less well-developed or well-tested laws regarding corporate governance, fiduciary duties, the protection of investors and intellectual property rights; (viii) differences in the legal and regulatory environment or enhanced legal and regulatory compliance; (ix) political hostility to investments by foreign or private equity investors; and (x) less publicly available information. In addition, investments (including their respective underlying portfolio companies, as applicable) with operations in
non-U.S.
jurisdictions may be involved in restructurings, bankruptcy proceedings and/or reorganizations that are not subject to laws and regulations that are similar to the U.S. Bankruptcy Code and the rights of creditors afforded in U.S. jurisdictions. To the extent such
non-U.S.
laws and regulations do not provide the Fund and/or Portfolio Fund with equivalent rights and privileges necessary to promote and protect its interest in any such proceeding, the Fund’s investments may be adversely affected. While Lexington and FAV intend, where deemed appropriate, to manage the Fund in a manner that will minimize exposure to the foregoing risks to the extent practicable, there can be no assurance that adverse developments with respect to such risks will not adversely affect the assets of the Fund that are held in certain countries.
The Fund may invest in emerging markets, which are subject to additional risks.
The Fund, either directly through Direct Investments or indirectly through Portfolio Funds, may invest in
non-U.S.
securities of issuers in
so-called
“emerging markets” (or lesser developed countries, including countries that may be considered “frontier” markets). Such investments are particularly speculative and entail all of the risks of investing in
Non-U.S.
Securities but to a heightened degree. “Emerging market” countries generally include every nation in the world except developed countries, that is, the United States, Canada, Japan, Australia, New Zealand and most countries located in Western Europe. Investments in the securities of issuers domiciled in countries with emerging capital markets involve certain additional risks that do not generally apply to investments in securities of issuers in more developed capital markets, such as (i) low or non-existent
trading volume, resulting in a lack of liquidity and increased volatility in prices for such securities, as compared to securities of comparable issuers in more developed capital markets; (ii) uncertain national policies and social, political and economic instability, increasing the potential for expropriation of assets, confiscatory taxation, high rates of inflation or unfavorable diplomatic developments; (iii) possible fluctuations in exchange rates, differing legal systems and the existence or possible imposition of exchange controls, custodial restrictions or other foreign or U.S. Governmental laws or restrictions applicable to such investments; (iv) national policies that may limit the Fund’s investment opportunities such as restrictions on investment in issuers or industries deemed sensitive to national interests; and (v) the lack or relatively early development of legal structures governing private and foreign investments and private property.
Foreign investment in certain emerging market countries may be restricted or controlled to varying degrees. These restrictions or controls may at times limit or preclude foreign investment in certain emerging market issuers and increase the costs and expenses of the Fund. Certain emerging market countries require governmental approval prior to investments by foreign persons in a particular issuer, limit the amount of investment by foreign persons in a particular issuer, limit the investment by foreign persons only to a specific class of securities of an issuer that may have less advantageous rights than the classes available for purchase by domiciliaries of the countries and/or impose additional taxes on foreign investors.
Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging markets have far lower trading volumes and less liquidity than developed markets. Since these markets are often small, they may be more likely to suffer sharp and frequent price changes or long-term price depression because of adverse publicity, investor perceptions or the actions of a few large investors. In addition, traditional measures of investment value used in the United States, such as price to earnings ratios, may not apply to certain small markets. Also, there may be less publicly available information about issuers in emerging markets than would be available about issuers in more developed capital markets, and such issuers may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those to which U.S. companies are subject. In certain countries with emerging capital markets, reporting standards vary widely.
Many emerging markets have histories of political instability and abrupt changes in policies and these countries may lack the social, political and economic stability characteristic of more developed countries. As a result, their governments are more likely to take actions that are hostile or detrimental to private enterprise or foreign investment than those of more developed countries, including expropriation of assets, confiscatory taxation, high rates of inflation or unfavorable diplomatic developments. In the past, governments of such nations have expropriated substantial amounts of private property, and most claims of the property owners have never been fully settled. There is no assurance that such expropriations will not reoccur. In such an event, it is possible that the Fund could lose the entire value of its investments in the affected market. Some countries have pervasiveness of corruption and crime that may hinder investments. Certain emerging markets may also face other significant internal or external risks, including the risk of war, and ethnic, religious and racial conflicts. In addition, governments in many emerging market countries participate to a significant degree in their economies and securities markets, which may impair investment and economic growth. National policies that may limit the Fund’s investment opportunities include restrictions on investment in issuers or industries deemed sensitive to national interests. In such a dynamic environment, there can be no assurances that any or all of these capital markets will continue to present viable investment opportunities for the Fund.
Emerging markets may also have differing legal systems and the existence or possible imposition of exchange controls, custodial restrictions or other foreign or U.S. Governmental laws or restrictions applicable to such investments. Sometimes, they may lack or be in the relatively early development of legal structures governing private and foreign investments and private property. In addition to withholding taxes on investment income, some countries with emerging markets may impose differential capital gains taxes on foreign investors.
Practices in relation to settlement of securities transactions in emerging markets involve higher risks than those in developed markets, in part because the Fund will need to use brokers and counterparties that are less well capitalized, and custody and registration of assets in some countries may be unreliable. The possibility of fraud, negligence, undue influence being exerted by the issuer or refusal to recognize ownership exists in some emerging markets, and, along with other factors, could result in ownership registration being completely lost.

The Fund would absorb any loss resulting from such registration problems and may have no successful claim for compensation. In addition, communications between the United States and emerging market countries may be unreliable, increasing the risk of delayed settlements or losses of security certificates.
The Fund may invest in the European Union, which is subject to additional risks.
The long-term financial stability of the Eurozone remains uncertain and difficult to predict. The possibility of a sovereign default remains a risk in countries where gross government debt, as a percentage of gross domestic product, remains relatively high by comparison to other countries in the EU, and especially taking into account the extraordinary indebtedness incurred in managing the coronavirus pandemic. A particularly high level of government debt may be unsustainable for a country that has, and continues to endure, vulnerabilities such as weak fundamentals, weak economic growth and / or high unemployment and that has yet to implement or benefit from long-term economic reforms. A default on sovereign debt, although a remote risk, could have a material impact on economic conditions and market activity in the Eurozone and elsewhere in the EU. For example, default by a participating member state could contribute to the collapse of the Eurozone as it is constituted today, or possibly result in the defaulting member state ceasing to use the Euro as its national currency, or even provide a stimulus for one or more member states to withdraw from EU membership—any of which could have an adverse impact on the Fund. Moreover, any structural instability of the Eurozone could have negative implications for the European financial industry and the global economy as a whole because of counterparty risks, exposures and other “systemic” risks. A potential effect would be an immediate reduction of liquidity for particular investments in economically connected countries, thereby impairing the value of such investments. Uncertain economic conditions generally affect markets adversely. Volatility in the global credit markets typically makes it more difficult for issuers and borrowers to obtain favorable financing or refinancing arrangements that may be needed to execute the Fund’s investment strategy. Uncertainty in the Eurozone could have an adverse effect on the Fund’s by affecting the performance of its investments (whether made in a country that is at greater risk of default or in a country that is economically connected) and its ability to fulfill its investment objectives.
The stability of certain European financial markets has deteriorated and speculation as to the possibility of additional defaults by sovereign states in Europe in respect of their obligations has increased. Given current market conditions of relatively weak growth in many EU member states (which are expected to continue in the near to medium term), there is a risk that default of certain participating member states of the EU could lead to the collapse of the Eurozone as it is constituted today or that certain member states of the EU could cease to use the Euro as their national currency. Moreover, financial and economic developments in one EU member state could impact economic and financial conditions among other EU member states. Any such development could have an adverse effect on the Fund, the performance of its investments and the Fund’s ability to effectively achieve its investment objectives. Any deterioration in the economic environment caused directly or indirectly by such a default is likely to have a direct effect on the creditworthiness of borrowers and / or issuers, thereby impacting the value of the investment portfolio generally and adversely affecting the Fund’s ability to generate attractive risk-adjusted investment returns.
The Fund may be impacted by turmoil in the U.S. and global financial markets.
There can be no assurances that conditions in the global financial markets will not worsen and/or adversely affect one or more of the Portfolio Funds in which the Fund invests (including with respect to performing under or refinancing their existing obligations), its access to capital or leverage, its ability to effectively deploy its capital or realize portfolio investments on favorable terms or its overall performance. The Fund’s investment strategy and the availability of opportunities satisfying the Fund’s risk-adjusted return parameters relies in part on the continuation of certain trends and conditions observed in the financial markets and in some cases the improvement of such conditions. Trends and historical events do not imply, forecast or predict future events and, in any event, past performance is not necessarily indicative of future results. There can be no assurance that the assumptions made or the beliefs and expectations currently held by the Manager, Lexington or FAV will prove correct and actual events and circumstances may vary significantly.

The Fund may be subject to regional risk due to interdependence of markets.
Economic problems in a single country are increasingly affecting other markets and economies. A continuation of this trend could lead to local economic problems increasingly having an adverse effect on regional and even global economic conditions and markets. The market and the economy of a particular country in which the Fund invests is influenced by economic and market conditions in other countries in the same region or elsewhere in the world. Similarly, concerns about the fiscal stability and growth prospects of certain European countries in the last economic downturn had a negative impact on most economies of the Eurozone and global markets. A repeat of either of these crises or the occurrence of similar crises in the future could cause increased volatility in the economies and financial markets of countries throughout a region, or even globally.
The Fund may be subject to risks related to changes in foreign currency exchange rates.
A portion of the Fund’s investments, either directly through
Co-Investments
or indirectly through Portfolio Funds, and the income received by the Fund with respect to such investments, may be denominated primarily in foreign currencies. However, the books of the Fund will be maintained, and contributions to and distributions from the Fund generally will be made, in U.S. dollars. Accordingly, changes in currency exchange rates may adversely affect the dollar value of investment and the amounts of distributions, if any, to be made by the Fund. In addition, the Fund will incur costs in converting investment proceeds from one currency to another. Lexington or FAV may enter into hedging transactions designed to reduce such currency risks. Furthermore, Shares are denominated in U.S. dollars. Investors subscribing for Shares in any country in which U.S. dollars are not the local currency should note that changes in the value of exchange between U.S. dollars and such currency may have an adverse effect on the value, price, or income of the investment to such investor. There may be foreign exchange regulations applicable to investments in foreign currencies in certain jurisdictions. The fees, costs, and expenses incurred by investors in converting their local currency to U.S. dollars (if applicable) in order to meet drawdowns will be borne solely by such investor and will be in addition to the amounts required by such drawdowns.
To the extent unhedged, the value of the Fund’s positions in
non-U.S.
investments will fluctuate with U.S. dollar exchange rates as well as with the price changes of the investments in the various local markets and currencies. In such cases, an increase in the value of the U.S. dollar compared to the other currencies in which the Fund makes investments will reduce the effect of any increases and magnify the effect of any decreases in the prices of the Fund’s securities in their local markets and may result in a loss to the Fund. Conversely, a decrease in the value of the U.S. dollar will have the opposite effect on the Fund’s
non-U.S.
dollar investments.
Each prospective investor should consult with its own counsel and advisors as to all legal, tax, financial, and related matters concerning an investment in the Shares.
The Fund may be impacted by international trade policy.
Political leaders in certain jurisdictions have in the past and may in the future be elected on protectionist platforms, fueling doubts about the future of global free trade. The U.S. government has in recent years altered its approach to international trade policy, including in some cases renegotiating, or terminating, certain bilateral or multi-lateral trade agreements and treaties with foreign countries, and the Trump administration may strengthen this retrenchment from free and open trade. The U.S. government currently imposes tariffs on certain foreign goods, including steel and aluminum, and the Trump administration has imposed additional tariffs on imports of other products with some foreign governments, instituting retaliatory tariffs on certain U.S. goods as a result. There are no guarantees that additional actions and retaliatory measures will not occur in the future between governments. Regional and global trade disruption, significant introductions of trade barriers and bilateral trade frictions, together with any future downturns in the global economy resulting therefrom, could adversely affect the financial performance of the Fund and its Portfolio Funds and be an ongoing source of instability, potentially resulting in significant currency fluctuations and/or have other adverse effects on international markets, international trade agreements and/or other existing cross-border cooperation arrangements (whether economic, tax, fiscal, legal, regulatory or otherwise). To the extent that a trade dispute escalates into a “trade war”, there could be significant adverse impacts on the industries in which the Fund participates and the Fund’s overall performance.
The Fund may be subject to risks related to investments in other registered investment companies.
The Fund may invest in the securities of other registered investment companies to the extent that such investments are consistent with the Fund’s investment objective and permissible under the 1940 Act. Under Section 12(d)(1) of the 1940 Act, unless an exemption is available, the Fund may not acquire the securities of other registered investment companies if, as a result: (i) more than 10% of the Fund’s total assets would be invested in securities of other registered investment companies; (ii) such purchase would result in more than 3% of the total outstanding voting securities of any one registered investment company being held by the Fund; or (iii) more than 2.5% of the Fund’s total assets would be invested in any one registered investment company.
Rule 12d1-4
under the 1940 Act provides an exemption, subject to certain conditions, to permit acquiring funds to invest in the securities of other registered investment companies in excess of the limits of Section 12(d)(1). The Fund, as a holder of the securities of other investment companies, will bear its pro rata portion of the other investment companies’ expenses, including advisory fees. These expenses will be in addition to the direct expenses incurred by the Fund.
The Fund may be subject to risks related to investments in ETFs and other exchange-traded investment vehicles.
The Fund may invest, subject to applicable regulatory limits, in the securities of ETFs and other pooled investment vehicles that are traded on an exchange and that hold a portfolio of securities or other financial instruments (collectively, “exchange-traded investment vehicles”). When investing in the securities of exchange-traded investment vehicles, the Fund will be indirectly exposed to all the risks of the portfolio securities or other financial instruments they hold. The performance of an exchange-traded investment vehicle will be reduced by transaction and other expenses, including fees paid by the exchange-traded investment vehicle to service providers. ETFs are investment companies that are registered as open-end
management companies or unit investment trusts. The limits that apply to the Fund’s investment in securities of other investment companies generally apply also to the Fund’s investment in securities of ETFs.
Shares of exchange-traded investment vehicles are listed and traded in the secondary market. Many exchange-traded investment vehicles are passively managed and seek to provide returns that track the price and yield performance of a particular index or otherwise provide exposure to an asset class (e.g., currencies or commodities). Although such exchange-traded investment vehicles may invest in other instruments, they largely hold the securities (e.g., common stocks) of the relevant index or financial instruments that provide exposure to the relevant asset class. The share price of an exchange-traded investment vehicle may not track its specified market index, if any, and may trade below its net asset value. An active secondary market in the shares of an exchange-traded investment vehicle may not develop or be maintained and may be halted or interrupted due to actions by its listing exchange, unusual market conditions, or other reasons. There can be no assurance that the shares of an exchange-traded investment vehicle will continue to be listed on an active exchange.
The Fund may be subject to risks related to hedging.
The Fund will, and the Venture and Growth Assets in which the Fund invests may, employ hedging techniques designed to reduce the risks of adverse movements in interest rates, securities prices and currency exchange rates. While such transactions may reduce certain risks, such transactions themselves may entail certain other risks. Thus, while the Fund may benefit from the use of these hedging mechanisms, unanticipated changes in interest rates, securities prices or currency exchange rates may result in a poorer overall performance for the Fund than if it or the funds and operating companies in which the Fund invests had not entered into such hedging transactions. In connection with employing hedging techniques, the Fund may acquire publicly-traded securities (via open market purchases or otherwise). In addition, if Lexington and FAV deem it necessary or advisable, Lexington or FAV may, in lieu of holding an investment directly, structure an investment as a derivative contract, instrument or similar arrangement designed to substantially replicate the benefits and risks of holding the otherwise permissible investment in the underlying fund. The Fund will likely enter into guarantees with counterparties in connection with any such hedging transactions, and may cross-guarantee amounts attributable to other investment vehicles managed by Lexington or FAV investing alongside the Fund. Such guarantees will not count towards restrictions on the Fund’s ability to borrow or incur leverage.
There may be risk related to large shareholders, including affiliates.
To the extent a large proportion of Shares is held by a small number of Shareholders (or a single common Shareholder), including affiliates of the Manager, the Fund is subject to the risk that these Shareholders may seek to sell Shares (including after expiration of any applicable “lock-up period”) in large amounts rapidly in connection with repurchase offers. These transactions could adversely affect the ability of the Fund to conduct its investment program. Furthermore, it is possible that in response to a repurchase offer, the total amount of Shares tendered by a small number of Shareholders (or a single common shareholder) may exceed the number of Shares that the Fund has offered to repurchase. If a repurchase offer is oversubscribed by Shareholders, the Fund will repurchase only a pro rata portion of Shares tendered by each Shareholder.
The Fund may be subject to risks related to repurchase agreements.
The Fund may invest in repurchase agreements. A repurchase agreement is a contractual agreement whereby the seller of securities agrees to repurchase the same security at a specified price on a future date agreed upon by the parties. The agreed-upon repurchase price determines the yield during the Fund’s holding period. Repurchase agreements are considered to be loans collateralized by the underlying security that is the subject of the repurchase contract. The Fund will only enter into repurchase agreements with registered securities dealers or domestic banks that, in the opinion of the Manager, Lexington and/or FAV, present minimal credit risk. The risk to the Fund is limited to the ability of the issuer to pay the agreed-upon repurchase price on the delivery date; however, although the value of the underlying collateral at the time the transaction is entered into always equals or exceeds the agreed-upon repurchase price, if the value of the collateral declines there is a risk of loss of both principal and interest. In the event of default, the collateral may be sold but the Fund might incur a loss if the value of the collateral declines, and might incur disposition costs or experience delays in connection with liquidating the collateral. In addition, if bankruptcy proceedings are commenced with respect to the seller of the security, realization upon the collateral by the Fund may be delayed or limited. The Manager, Lexington and/or FAV will monitor the value of the collateral at the time the transaction is entered into and at all times subsequent during the term of the repurchase agreement in an effort to determine that such value always equals or exceeds the agreed-upon repurchase price. In the event the value of the collateral declines below the repurchase price, the Manager, Lexington and/or FAV will demand additional collateral from the issuer to increase the value of the collateral to at least that of the repurchase price, including interest.
The Fund may be subject to risks related to reverse repurchase agreements.
The Fund may enter into reverse repurchase agreements with respect to its portfolio investments subject to its investment restrictions. Reverse repurchase agreements involve the sale of securities held by the Fund with an agreement by the Fund to repurchase the securities at an agreed upon price, date and interest payment. If the Fund enters in reverse repurchase agreements and similar financing transactions in reliance on the exemption in Rule
18f-4(d),
the Fund may either (i) maintain asset coverage of at least 300% with respect to such transactions and any other borrowings in the aggregate, or (ii) treat such transactions as “derivatives transactions” and comply with Rule
18f-4
with respect to such transactions. The use by the Fund of reverse repurchase agreements involves many of the same risks of leverage since the proceeds derived from such reverse repurchase agreements may be invested in additional securities. Reverse repurchase agreements involve the risk that the market value of the securities acquired in connection with the reverse repurchase agreement may decline below the price of the securities the Fund has sold but is obligated to repurchase. Also, reverse repurchase agreements involve the risk that the market value of the securities retained in lieu of sale by the Fund in connection with the reverse repurchase agreement may decline in price.

If the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Fund’s obligation to repurchase the securities, and the Fund’s use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision. Also, the Fund would bear the risk of loss to the extent that the proceeds of the reverse repurchase agreement are less than the value of the securities subject to such agreement.
The Fund may be subject to risks related to restricted securities and Rule 144A securities.
The Fund may invest in “restricted securities,” which generally are securities that may be resold to the public only pursuant to an effective registration statement under the Securities Act or an exemption from registration. Regulation S under the Securities Act is an exemption from registration that permits, under certain circumstances, the resale of restricted securities in offshore transactions, subject to certain conditions, and Rule 144A under the Securities Act is an exemption that permits the resale of certain restricted securities to qualified institutional buyers. Since its adoption by the SEC in 1990, Rule 144A has facilitated trading of restricted securities among qualified institutional investors. To the extent restricted securities held by the Fund qualify under Rule 144A and an institutional market develops for those securities, the Fund expects that it will be able to dispose of the securities without registering the resale of such securities under the Securities Act. However, to the extent that a robust market for such 144A securities does not develop, or a market develops but experiences periods of illiquidity, investments in Rule 144A securities could increase the level of the Fund’s illiquidity.
Where an exemption from registration under the Securities Act is unavailable, or where an institutional market is limited, the Fund may, in certain circumstances, be permitted to require the issuer of restricted securities held by the Fund to file a registration statement to register the resale of such securities under the Securities Act. In such case, the Fund will typically be obligated to pay all or part of the registration expenses, and a considerable period may elapse between the decision to sell and the time the Fund may be permitted to resell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, or the value of the security were to decline, the Fund might obtain a less favorable price than prevailed when it decided to sell. Restricted securities for which no market exists are priced by a method that the Portfolio Fund Managers believe accurately reflects fair value.
Other Risks
The Board may make decisions on behalf of the Fund without Shareholder approval.
Shareholders have no authority to make decisions or to exercise business discretion on behalf of the Fund, except as set forth in the Fund’s governing documents. The authority for all such decisions is generally delegated to the Board, which in turn, has delegated the day-to-day
management of the Fund’s investment and administrative activities to the Manager, subject to oversight by the Board. The Manager has in turn delegated the day-to-day
management of the Fund’s investment activities to Lexington and FAV.
The Fund may be subject to risks associated with changes in reference rates.
Certain of the Fund’s investments, payment obligations and financing terms may be based on floating interest rates, such as the London Interbank Offered Rate (“LIBOR”), the Euro Interbank Offer Rate (“EURIBOR”), the Sterling Overnight Interbank Average Rate (“SONIA”), the Secured Overnight Financing Rate (“SOFR”), rates derived from SOFR, such as the SOFR Averages (“SOFR Averages”) published by the Federal Reserve Bank of New York (“FRBNY”), rates determined with reference to markets related to SOFR, such as the CME Term SOFR Rates (“Term SOFR”) published by the CME Group, and other similar types of reference rates (“Reference Rates”).

As a result of supervisory guidance and requirements of law, regulated entities have generally ceased investing in LIBOR contracts. All LIBOR settings have ceased to be published. In April 2023, however, the United Kingdom’s Financial Conduct Authority announced that some USD LIBOR settings would continue to be published under a synthetic methodology until September 30, 2024 for certain legacy contracts. After September 30, 2024, the remaining synthetic LIBOR settings ceased to be published, and all LIBOR settings have permanently ceased. and any still outstanding instruments or investments using synthetic LIBOR settings were expected to transition to alternative floating rate Reference Rates. On March 15, 2022, the Consolidation Appropriations Act of 2022, which includes the Adjustable Interest Rate (LIBOR) Act (“LIBOR Act”), was signed into law in the United States. This legislation established a uniform benchmark replacement process for certain financial contracts that mature after June 30, 2023 that do not contain clearly defined or practicable LIBOR fallback provisions. The legislation also created a safe harbor that shields lenders from litigation if they choose to utilize a replacement rate provided for in the LIBOR Act. Many legacy LIBOR contracts have been transitioned away from LIBOR either as a result of contractual fallbacks, negotiated amendments or as a result of the LIBOR Act. Some legacy contracts continued to use synthetic LIBOR. The discontinuance of synthetic LIBOR may have required the Fund to renegotiate credit agreements that continued to use synthetic LIBOR with the Fund’s portfolio companies, in order to replace synthetic LIBOR with an alternative Reference Rate, which may have an adverse effect on the Fund’s ability to receive attractive returns.
Although the transition process away from LIBOR was increasingly well-defined in advance of LIBOR’s anticipated discontinuation date, there remains uncertainty regarding the future utilization of LIBOR and the nature of any replacement Reference Rate with respect to LIBOR. With regards to replacement Reference Rates for LIBOR, the Alternative Reference Rates Committee, a group of large U.S. banks working with the Federal Reserve, announced in 2017 its selection of SOFR, which is intended to be a broad measure of secured overnight U.S. Treasury repo rates and certain other related Reference Rates such as the SOFR Averages or Term SOFR, as appropriate replacements for LIBOR. Similarly, bank working groups and regulators in other countries have suggested other alternatives for their markets, including the SONIA in England. No alternative Reference Rate may become generally accepted and regularly implemented in the market in the same way that LIBOR was.
The elimination of a Reference Rate, including LIBOR, or any other changes or reforms to the determination or supervision of Reference Rates could have an adverse impact on the market for, or value of, any securities or payments linked to those Reference Rates. The potential effect of a transition away from any Reference Rate, including LIBOR, on the Fund or the financial instruments in which the Fund may invest may not be able to be determined in advance, but will depend on a variety of factors, including (i) existing fallback or termination provisions in individual contracts and (ii) whether, how, and when industry participants develop and adopt new Reference Rates for both legacy and new products and instruments. Any substitute Reference Rate and any pricing adjustments imposed by a regulator or by counterparties or otherwise may adversely affect the Fund’s performance and/or net asset value. The Fund’s business, financial condition and results of operations could be materially adversely impacted by the market transition or reform of certain Reference Rates, including LIBOR. There can be no assurances that the Fund will be able to manage its business in a profitable manner before, during or after any Reference Rate transition, such as the pending transition with respect to LIBOR.
The Fund may be subject to SOFR risk.
SOFR and other related Reference Rates such as SOFR Averages and Term SOFR may perform differently than LIBOR and other Reference Rates. SOFR and related Reference Rates such as SOFR Averages and Term SOFR are fundamentally different from LIBOR. LIBOR was intended to be an unsecured rate that represents interbank funding costs for different short-term maturities or tenors. LIBOR was a forward-looking rate reflecting expectations regarding interest rates for the applicable tenor. Thus, LIBOR was intended to be sensitive, in certain respects, to bank credit risk and to term interest rate risk. In contrast, SOFR and related Reference Rates such as SOFR Averages and Term SOFR are largely insensitive the same sort of credit-risk considerations and to short-term interest rate risks. SOFR, for example, is intended to be a broad measure of the cost of borrowing funds overnight in transactions that are collateralized by U.S. Treasury securities. SOFR has also been more volatile at times compared to other Reference Rates like LIBOR. For these reasons, among others, there is no assurance that SOFR, or related rates such as SOFR Averages and Term SOFR, will perform in the same or similar way as LIBOR would have performed at any time, and there is no assurance that such SOFR-based rates will be a suitable substitute for LIBOR. All SOFR-related rates have a limited history, SOFR having been first published in April 2018. The future performance of SOFR, and SOFR-related rates, cannot be predicted based on SOFR’s history or otherwise. Levels of SOFR in the future, including following the discontinuation of LIBOR, may bear little or no relation to historical levels of SOFR, LIBOR or other rates.
The Fund’s Portfolio Funds may be subject to force majeure events.
Venture and Growth Assets (including Portfolio Funds and their underlying portfolio companies) may be affected by force majeure events (i.e., events beyond the control of the party claiming that the event has occurred, including, without limitation, civil unrest, acts of God, fire, flood, hurricanes and other natural disasters, including extreme weather events from possible future climate change, outbreaks of an infectious disease, pandemic, or any other serious public health concern, war, terrorism, government shutdowns, labor strikes). Some force majeure events may adversely affect the ability of a party (including a Portfolio Fund or a counterparty to the Fund or a Portfolio Fund) to perform its obligations until the force majeure event can be remedied. In addition, the cost to a Portfolio Fund or the Fund of repairing or replacing damaged assets resulting from such force majeure event could be considerable. Certain force majeure events (such as war or an outbreak of an infectious disease) could have a broader negative impact on the world economy and international business activity generally, or in any of the countries in which the Fund invests specifically. Additionally, a major governmental intervention into industry, including the nationalization of an industry or the assertion of control over one or more Portfolio Funds or its assets, could result in a loss to the Fund, including if its investment in such Portfolio Fund is canceled, unwound, or acquired (which could be without what the Fund considers to be adequate compensation). Any of the foregoing may therefore adversely affect the performance of the Fund and its Portfolio Funds.
The Fund may be subject to weather and climatological risks.
As consensus builds that global warming is a significant threat, initiatives seeking to address climate change through regulation of greenhouse gas emissions have been adopted by, are pending or have been proposed before international, federal, state, and regional regulatory authorities. Climate change may cause more extreme weather conditions and increased volatility in seasonal temperatures, which can interfere with operations and increase operating costs, and damage resulting from extreme weather may not be fully insured. Many industries (e.g., electrical power, mining, manufacturing, transportation, and insurance) face various climate change risks, many of which could conceivably materially impact them. Such risks include (i) regulatory/litigation risk (e.g., changing legal requirements that could result in increased permitting and compliance costs, changes in business operations, the discontinuance of certain operations, and related litigation), (ii) market risk (e.g., declining market for products and services seen as greenhouse gas intensive); and (iii) physical risk (e.g., risks to plants or property owned, operated or insured by a company posed by rising sea levels, increased frequency or severity of storms, drought, and other physical occurrences attributable to climate change). These risks could result in unanticipated delays or expenses, especially for electricity, and, under certain circumstances, could prevent completion of investment activities once undertaken, any of which could have an adverse effect on the Fund.
Epidemics/pandemics and other public health crises pose an ongoing risk to Fund investments and the financial markets generally.
Any public health emergency, including any new or variant outbreak of
COVID-19,
SARS, H1N1/09 flu, avian flu, other coronavirus, Ebola or other existing or new epidemic diseases, or the threat thereof, could have a significant adverse impact on the Manager, Lexington, FAV, the Fund and its Venture and Growth Assets and could adversely affect the Fund’s ability to fulfill its investment objectives.

The extent of the impact of any public health emergency, such as
COVID-19,
on the Fund or the Portfolio Funds and operating companies in which the Fund invests will depend on many factors, including the duration and scope of such public health emergency, the extent of any related travel advisories and restrictions implemented, the impact of such public health emergency on overall supply and demand, goods and services, investor liquidity, consumer confidence and spending levels, and levels of economic activity and the extent of its disruption to important global, regional and local supply chains and economic markets, all of which are highly uncertain and cannot be predicted. In addition, health crises caused by a pandemic could exacerbate other pre-existing
political, social, economic, market and financial risks.
COVID-19
has, for example, made it more difficult to value investment opportunities and decreased the number of investment opportunities in the market. Public health emergencies have the potential to materially and adversely impact the value and performance of the Fund’s investments, the Fund’s ability to source, manage and divest investments, and the Fund’s ability to achieve its investment objectives, all of which could result in significant losses to the Fund. In particular, a public health emergency may have a greater impact on leveraged assets.
Furthermore, such circumstances can have a negative impact on a counterparty’s ability to meet or willingness to honor its financial obligations (including, without limitation, its ability to extend credit or otherwise to transact with the Fund or the Portfolio Funds and operating companies in which the Fund invests). Conditions at such time may affect how counterparties interpret their obligations (and the Fund’s obligations) pursuant to counterparty arrangements such that the applicability, or lack thereof, of force majeure or similar provisions could also come into question and ultimately could work to the detriment of the Fund. In addition, the operations of the Fund, the Portfolio Funds and operating companies in which it invests, and Lexington or FAV may be significantly impacted, or even temporarily or permanently halted, as a result of government quarantine measures, voluntary and precautionary restrictions on travel and movement, remote working requirements and other social, political, financial, legal and regulatory or other factors related to an actual or threatened public health emergency (such as the
COVID-19
pandemic), including its potential short-term and/or long-term adverse impact on the health of the personnel of any such entity or the personnel of any such entity’s key service providers. These circumstances also may hinder the Manager’s, Lexington’s, FAV’s the Fund’s and/or any of the Portfolio Funds and operating companies in which the Fund invests’ ability to conduct their affairs and activities as they normally would, including by impairing usual communication channels and methods, hampering the performance of administrative functions such as processing payments and invoices, and diminishing their ability to make accurate and timely projections of financial performance.
The Fund may be impacted by the effects of the Russian invasion of Ukraine.
In February 2022, the Russian military commenced an invasion of Ukraine, which remains ongoing. Subsequently, the United States, United Kingdom and European Union have announced various sanctions against Russia, and may impose further sanctions designed to target the Russian financial system or take other actions against Russia. In addition, a number of countries have banned Russian planes from their airspace. U.S. and allied countries have recently announced they are committed to taking steps to prevent certain Russian banks from accessing international payment systems. Russia’s invasion of Ukraine, the resulting displacement of persons both within Ukraine and to neighboring countries and the increasing international sanctions could have a negative impact on the economy and business activity globally (including in the United States and other countries in which the Fund invests), and therefore could adversely affect the performance of the Fund’s investments. Furthermore, given the ongoing nature of the conflict between the two nations and its ongoing escalation (such as Russia’s decision to place its nuclear forces on high alert and the possibility of significant cyberwarfare against military and civilian targets globally), it is difficult to predict the conflict’s ultimate impact on global economic and market conditions, and, as a result, the situation presents material uncertainty and risk with respect to the Fund and the performance of its investments or operations, and the ability of the Fund to achieve its investment objectives. Furthermore, if after subscribing to the Fund, an investor is included on a sanctions list, the Fund may be required to cease any further dealings with the investor’s interest until such sanctions are lifted or a license is sought under applicable law to continue dealings.

The effects of the China National Security Law may impact the Fund.
The Chinese government has continued to increase its control over the historically autonomous administrative region of Hong Kong. In June 2019, protests began in connection with an amendment to Hong Kong’s extradition law and continued with increased size and intensity through the end of 2019 and into 2020. These protests resulted in disruptions to businesses in major business and tourist areas of Hong Kong and pushed Hong Kong’s economy into a recession for the first time since the Global Financial Crisis. On June 30, 2020, the National People’s Congress of China passed a national security law (the “National Security Law”), which criminalizes certain offenses including secession, subversion of the Chinese government, terrorism and collusion with foreign entities. The National Security Law also applies to non-permanent
residents. Although the extra-territorial reach of the National Security Law remains unclear, there is a risk that the application of the National Security Law to conduct outside Hong Kong by non-permanent
residents of Hong Kong could limit the activities of or negatively affect Lexington, FAV the Fund or the funds and operating companies in which the Fund invests, either directly through
Co-Investments
or indirectly through Portfolio Funds.
The National Security Law has been condemned by the United States, the United Kingdom and several EU countries. On July 14, 2020, the United States signed into law the Hong Kong Autonomy Act (“HKAA”), which introduces sanctions on foreign persons who have “materially contributed” to the Chinese government’s recent actions in Hong Kong as well as on certain foreign financial institutions. Simultaneously, the United States issued an executive order declaring a national emergency with respect to the threat posed by the Chinese government’s actions in Hong Kong, formally suspending or eliminating any differential treatment of Hong Kong under U.S. law, including export control law, and authorizing sanctions on persons determined to be engaged in a broad array of anti-democratic or repressive activity. The United States has also imposed sanctions on senior Chinese officials and certain employees of Chinese technology companies that it believes have contributed to the Chinese government’s activities in Hong Kong, including on July 20, 2020, adding 11 new Chinese companies to the Department of Commerce’s Entity List. In mid-July
the United Kingdom also suspended its extradition treaty with Hong Kong and extended its arms embargo on China to Hong Kong. Escalation of tensions resulting from the National Security Law and the response of the international community, including conflict between China and other countries like the United States and United Kingdom, protests and other government measures, as well as other economic, social or political unrest in the future, could adversely impact the security and stability of the region and may have a material adverse effect on countries in which Lexington, FAV, the Fund, the funds and operating companies in which the Fund invests, either directly through
Co-Investments
or indirectly through Portfolio Funds, or any of their respective personnel or assets are located. In addition, any downturn in Hong Kong’s economy could adversely affect the financial performance of the Fund and its investments, or could have a significant impact on the industries in which the Fund participates, and may adversely affect the operations of Lexington, FAV, the Fund and the funds and operating companies in which the Fund invests, either directly through
Co-Investments
or indirectly through Portfolio Funds, including the retention of investment professionals located in Hong Kong.
Environmental matters may impact the Fund.
Environmental laws, regulations, and regulatory initiatives play a significant role in certain industries and can have a substantial impact on investments in these industries. For example, global initiatives to minimize pollution have played a major role in the increase in demand for natural gas and alternative energy sources, creating numerous new investment opportunities. Conversely, required expenditures for environmental compliance have adversely impacted investment returns in a number of segments of the industry. Certain industries will continue to face considerable oversight from environmental regulatory authorities and significant influence from non-governmental
organizations and special interest groups. The Fund may invest in investments that are subject to changing and increasingly stringent environmental and health and safety laws, regulations, and permit requirements, and there can be no guarantee that all costs and risks regarding compliance with environmental laws and regulations can be identified. Standards are set by these laws and regulations regarding certain aspects of health and environmental quality, and they provide for penalties and other liabilities for the violation of such standards and establish, in certain circumstances, joint and several obligations to remediate and rehabilitate current and former facilities and locations where operations are, or were, conducted or where materials were disposed. New and more stringent environmental and health and safety laws, regulations, and permit requirements or stricter interpretations of current laws or regulations could impose substantial additional costs on investments or potential investments (or their respective underlying portfolio companies). Compliance with such current or future environmental requirements does not ensure that the operations of the Fund’s investments will not cause injury to the environment or to people under all circumstances or that the Fund’s investments will not be required to incur additional unforeseen environmental expenditures. Environmental hazards could expose the investments to material liabilities for property damages, personal injuries, or other environmental harm, including costs of investigating and remediating contaminated properties. Moreover, failure to comply with regulatory or legal requirements could have a material adverse effect on an investment (or its underlying portfolio companies) or project, and there can be no assurance that portfolio companies will at all times comply with all applicable environmental laws, regulations, and permit requirements. Past practices or future operations of portfolio companies could also result in material personal injury or property damage claims. Any noncompliance with these laws and regulations could subject the Fund and its properties to material administrative, civil, or criminal penalties or other liabilities. See also “
Weather and Climatological Risks
” herein.
Increasing scrutiny of ESG matters may impact the Fund.
Lexington and its affiliates are subject to increasing scrutiny from regulators, elected officials, investors and other stakeholders with respect to ESG matters, which may adversely impact the ability of the Fund to raise capital from certain investors, constrain capital deployment opportunities for the Fund and impact Lexington’s brand and reputation. With respect to the alternative asset management industry, in recent years, certain investors, including public pension funds, have placed increasing importance on the impacts of investments made by the private funds to which they commit capital, including with respect to climate change and diversity, among other aspects of ESG.
On the other hand,
anti-ESG
sentiment has also gained momentum across the United States, with several states having enacted or proposed
“anti-ESG”
policies, legislation or issued related legal opinions. For example, (i) boycott bills in certain states target financial institutions that are perceived as “boycotting” or “discriminating against” companies in certain industries (e.g., energy and mining) and prohibit state entities from doing business with such institutions and/or investing the state’s assets (including pension plan assets) through such institutions, and (ii) ESG investment prohibitions in certain states require that relevant state entities or managers/administrators of state investments make investments based solely on “pecuniary factors” without consideration of ESG factors. If investors subject to such legislation viewed the Fund’s or the Manager’s ESG considerations as being in contradiction of such
“anti-ESG”
policies, legislation or legal opinions, such investors may not invest in the Fund and Lexington’s ability to maintain the size of its funds could be impaired. Alternatively, such investors may seek confirmation that Lexington’s ESG practices and the weight Lexington places thereon are consistent with such state requirements as a condition to their investment in the Fund. The Manager will consider the appropriate approach in this regard in its sole discretion, however, investors’ differing views on ESG increases the risk that any action or lack thereof with respect to consideration of responsible investing or
ESG-related
practices will be perceived negatively by certain investors.
Accordingly, the Manager is expected to be subject to competing demands from different investors and other stakeholder groups with divergent views on ESG matters, including the role of ESG in the investment process. This divergence increases the risk that any action or lack thereof with respect to ESG matters will be perceived negatively by at least some potential stakeholders and could adversely impact Lexington’s reputation. If Lexington and its affiliates do not successfully manage
ESG-related
expectations across the varied interests of its stakeholders, including existing or potential investors, the Fund’s ability to access and deploy capital may be adversely impacted. In addition, a failure to successfully manage
ESG-related
expectations may negatively impact Lexington’s business, erode stakeholder trust and constrain investment opportunities.

Recent developments in the banking sector may impact the Fund.
Recent bank closures in the United States have caused uncertainty for financial services companies and fear of instability in the global financial system generally. In addition, certain financial institutions – in particular smaller and/or regional banks – have experienced volatile stock prices and significant losses in their equity value, and there is concern that depositors at these institutions have withdrawn, or may withdraw in the future, significant sums from their accounts at these institutions. Notwithstanding intervention by U.S. governmental agencies to protect the uninsured depositors of banks that have recently closed, there is no guarantee that the uninsured depositors of a financial institution that closes (which depositors could include the Fund and/or its Portfolio Funds) will be made whole or, even if made whole, that such deposits will become available for withdrawal in short order. There is a risk that other banks, or other financial institutions, may be similarly impacted, and it is uncertain what steps (if any) regulators may take in such circumstances. As a consequence, for example, the Fund and/or its Portfolio Funds may be delayed or prevented from accessing money, making any required payments under their own debt or other contractual obligations or pursuing key strategic initiatives, and limited partners may be impacted in their ability to honor capital calls and/or receive distributions. In addition, such bank failures or instability could affect, in certain circumstances, the ability of both affiliated and unaffiliated joint venture partners, co-lenders,
syndicate lenders or other parties to undertake and/or execute transactions with the Fund, which in turn may result in fewer investment opportunities being made available to the Fund, result in shortfalls or defaults under existing investments, or impact the Fund’s ability to provide additional follow-on
support to Portfolio Funds. In addition, in the event that a financial institution that provides credit facilities and/or other financing to a Fund or its Portfolio Funds closes or experiences distress, there can be no assurance that such bank will honor its obligations or that the Fund or such Portfolio Funds will be able to secure replacement financing or capabilities at all or on similar terms. There can be no assurances that the Fund or its Portfolio Funds will establish banking relationships with multiple financial institutions, and the Fund and its Portfolio Funds are expected to be subject to contractual obligations to maintain all or a portion of their respective assets with a particular bank (including, without limitation, in connection with a credit facility or other financing transaction). Uncertainty caused by recent bank failures – and general concern regarding the financial health and outlook for other financial institutions – could have an overall negative effect on banking systems and financial markets generally. These recent developments may also have other implications for broader economic and monetary policy, including interest rate policy. For the foregoing reasons, there can be no assurances that conditions in the banking sector and in global financial markets will not worsen and/or adversely affect the Fund, its Portfolio Funds or their respective financial performance.
The exit of the United Kingdom from the European Union may impact investments in the UK, EU and the broader global economy.
As part of the process of the UK leaving the EU), the EU and the UK agreed an
EU-UK
Trade and Cooperation Agreement (“FTA”) that governs the trading relationship between the UK and the member states of the EU from and after January 1, 2021. Broadly, the FTA provides for zero tariffs and zero quotas on all goods that comply with the appropriate rules of origin, but is subject to both parties maintaining a level playing field in areas such as environmental protection, social and labour rights, investment, competition, state aid, and tax transparency.
UK regulated firms in the financial sector are adversely affected by these arrangements because the FTA does not provide for continued access by UK firms to the EU single market—although there is the possibility that in time, the UK may obtain a recognition of equivalence from the EU in certain financial sectors which would enable varying degrees of access to the EU market. Similarly, notwithstanding zero tariffs and zero quotas on goods, market access for those firms that conduct cross-border trade in goods will fall below what the single market previously allowed.
Non-tariff
barriers, customs declarations, customs checks, restrictions on movements of employees, withdrawal of recognition of previously recognized professional qualifications, changes in the status of the UK vis-à-vis
the EU for tax and VAT purposes, and other sources of friction have the potential to impair the profitability of a business, require it to adapt, or even relocate to operate through an establishment in the EU.

It will take some time to observe the many and varied effects on UK businesses of the consequences of leaving the single market and customs union (taking into account the flow of goods and services in both directions). Given the size and global significance of the UK’s economy, uncertainty, at least in the near term, about the effect of the FTA on the day-to-day
operations of those businesses that engage in the cross-border trade of goods or services between member states of the EU and the UK may be a continued source of currency fluctuations or have other adverse effects on international markets, international trade and other cross-border cooperation arrangements. The present uncertainty could therefore adversely affect the Fund, the performance of its Portfolio Funds and its ability to fulfil its investment objectives (especially if its Portfolio Funds include, or expose it to, businesses that have historically relied on access to the single market for their custom or that have historically relied on sourcing goods, materials or labor from the single market).
The Fund may be impacted by the effects and aftermath of the October 7th Attacks on Israel
On October 7th, 2023, Hamas (an organization which governs Gaza, and which has been designated as a terrorist organization by the United States, the United Kingdom, the European Union, Australia and other nations), committed a terrorist attack within Israel (the “October 7th Attacks”). As of the date of this prospectus, Israel and Hamas remain in active armed conflict. The ongoing conflict and rapidly evolving measures in response could have a negative impact on the economy and business activity globally (including in countries in which the Fund invests), and therefore could adversely affect the performance of the Fund. The severity and duration of the conflict and its future impact on global economic and market conditions (including, for example, oil prices) are impossible to predict, and as a result, present material uncertainty and risk with respect to the Fund and the performance of its Venture and Growth Assets and operations, and the ability of the Fund to achieve its investment objective. For example, the armed conflict may expand and may ultimately more actively involve the United States, Lebanon (and/or Hezbollah), Syria, Iran and/or other countries or terrorist organizations, any of which may exacerbate the risks described herein. Similar risks exist to the extent that any Venture and Growth Assets, service providers, vendor or certain other parties have material operations or assets in the Middle East, or the immediate surrounding areas. The United States has announced sanctions and other measures against Hamas-related persons and organizations in response to the October 7th Attacks, and the United States (and/or other countries) may announce further sanctions related to the ongoing conflict in the future. Risks related to sanctions described elsewhere herein apply to such sanctions as well.
Terrorist activities may negatively impact certain investments in the Middle East or certain asset types.
U.S. activities in Iran, Iraq, Afghanistan, and Syria, for example, and terrorist attacks of unprecedented scope have caused instability in the world financial markets and may generate global economic instability. The continued threat of terrorism and the impact of military or other action have led to and will likely lead to increased volatility in prices for commodities and could affect the Fund’s financial results. Further, the United States government has issued public warnings indicating that energy assets might be a specific target of terrorist organizations. Venture and Growth Assets (including Portfolio Funds and their underlying portfolio companies) may involve significant strategic assets having a national or regional profile. The nature of these assets could expose them to a greater risk of being the subject of a terrorist attack than other assets or businesses. Any terrorist attacks that occur at or near such assets would likely cause significant harm to employees, property and, potentially, the surrounding community, and may result in losses far in excess of available insurance coverage.
Global developments may negatively impact Asian economies.
Many countries in Asia are heavily dependent upon international trade, and the United States and Europe remain important export markets for many economies in the region. Consequently, countries in the region may be adversely impacted by economic and political developments in other parts of the world, particularly in the case of significant contractions and weakening in demand in primary export markets or enactment of trade barriers by key trading partners. The global financial crisis in 2009 caused significant dislocations, illiquidity and volatility in the wider global credit and financial markets, including markets in Asia. While the volatility of global financial markets has largely subsided, there are rising political tensions within the region and globally, leaders in the United States and several European nations have risen to power on protectionist economic policies, and there are growing doubts about the future of global free trade. There can be no certainty that economies in the region may not be impacted by future shocks to the global economy. Further, the U.S. presidential administration and certain members of the U.S. congress have previously expressed and continue to actively express support for renegotiating international trade agreements and imposing a “border tax adjustment.” In addition, both the United States and China are currently engaged in sometimes hostile negotiations regarding their international trade arrangements, and each side has engaged or threatened to engage in an escalation of domestic protective measures such as tariffs. Commonly referred to as a “trade war”, the ongoing negotiations between the United States and China have led to significant uncertainty and volatility in the financial markets. As of the date of this Prospectus, the future of the relationship between the United States and China is uncertain, and the failure of those countries to resolve their current disputes could have materially adverse effects on the global economy. This, and/or future downturns in the global economy, significant introductions of barriers to trade or even bilateral trade frictions between the region’s major trading partners and the United States or countries representing key export markets in Europe could adversely affect the financial performance of an underlying fund’s investment and such underlying fund could lose both invested capital in and anticipated profits from the affected investments.
The Fund is subject to cybersecurity risk.
The Fund depends on Lexington to develop or procure and utilize appropriate systems for the Fund’s activities, and Lexington and the Fund depend heavily upon computer systems to perform necessary business functions. Lexington’s Venture and Growth Assets’ information and technology systems and those of companies on which the Fund relies and in which the Fund invests are, just as with other companies, vulnerable to potential damage or interruption from cyber-attacks (such as computer viruses, malicious software, infiltration or tampering by unauthorized persons, ransomware demands and denial of service attacks), security breaches (such as physical and electronic break-ins),
network failures, computer and telecommunication failures, ransomware demands, denial of service attacks, usage errors by their respective professionals, power outages, and catastrophic events such as fires, tornadoes, floods, hurricanes, and earthquakes. Although Lexington has implemented, and the Venture and Growth Assets likely will have implemented, various measures to manage risks relating to these types of events, if important systems are compromised, become inoperable for extended periods of time or cease to function properly, it likely would be necessary for Lexington, the Fund and/or a Venture and Growth Asset to make a significant investment to fix or replace them. Venture and Growth Assets may be invested in or otherwise involved with companies that have experienced cybersecurity events and that, given the rise of cybersecurity incidents, may become involved in future cybersecurity events. Cybersecurity incidents and cyber-attacks have been occurring globally at a more frequent and severe level and will likely continue to increase in frequency in the future. The failure or inadequacy of these systems and/or of disaster recovery plans for any reason could cause significant interruptions in Lexington’s, the Fund’s, a Venture and Growth Asset’s operations and result in a failure to maintain capabilities essential to the Fund’s operations and / or the security, confidentiality, and privacy of proprietary or sensitive data and information (including personal information of investors and their personnel and beneficial owners) that is processed and stored in, and transmitted through, the computer systems and networks of Lexington, the Fund, any third parties on which the Fund relies or their downstream vendors. Such a failure could harm Lexington’s, the Fund’s and/or a Venture and Growth Asset’s reputation, subject any such entity and their respective affiliates to legal claims, and otherwise affect their business and financial performance. If a significant number of Lexington’s personnel were to be unavailable in the event of a disaster, Lexington’s ability to effectively conduct the Fund’s business could be severely compromised. In addition, there are increased risks relating to Lexington’s reliance on its computer programs and systems if Lexington’s personnel are required to work remotely for extended periods of time as a result of events such as an outbreak of infectious disease or other adverse public health developments (such as have persisted during the
COVID-19
pandemic) or natural disasters, including an increased risk of cyber-attacks and unauthorized access to Lexington’s computer systems.

Lexington’s service providers are subject to the same electronic information security threats as Lexington. If a service provider fails to adopt or adhere to adequate data security policies, or in the event of a breach of its networks, information relating to the Fund, may become inaccessible and personally identifiable information of individual Shareholders may be lost or improperly accessed, used or disclosed. Notwithstanding the diligence that Lexington performs on its service providers, Lexington often is not in a position to verify the risks or reliability of their respective information technology systems.
The loss or improper access, use or disclosure of Lexington’s or the Fund’s proprietary information may cause Lexington or the Fund to suffer, among other things, financial loss, the disruption of their business, liability to third parties, regulatory intervention or reputational damage. Any of the foregoing events could have a negative effect on the Fund.
There are certain costs (e.g.,
on-line
time) and possible risks (e.g., slow downloading time, system outages and documents being quarantined in “fire walls”) associated with electronic delivery. Moreover, Lexington cannot provide any assurance that these communication methods are secure and will not be responsible for any security breaches, computer viruses, problems or malfunctions resulting from any computer viruses or other problems that may be associated with the use of an internet based system.
The Fund is subject to data protection risks.
The Fund, the Manager, Lexington, FAV, their respective affiliates and/or service providers and the Fund’s portfolio investments may each receive, store, process and use personal data, including through the use of third-party processors and cloud-based and other service providers. Legal requirements relating to the collection, storage, handling and transfer of personal data continue to develop in different countries. Certain activities of the Manager, Lexington, FAV and the Fund and/or their respective affiliates may, for example, be subject to the EU’s General Data Protection Regulation (the “GDPR”), the California Consumer Privacy Act, the UK Data Protection Act 2018, the Swiss Federal Data Protection Act or the Cayman Islands Data Protection Law Act (together with other applicable laws, and each as may be amended or replaced from time to time, the “Privacy and Data Protection Laws”). A breach of such laws could result in negative publicity and may subject the Fund to significant costs associated with regulatory sanctions, civil liability for claims in damages from data subjects or third parties, and other penalties. Certain violations can even result in, in the case of the GDPR, for example, fines of up to 4% of total annual worldwide turnover or €20 million (whichever is higher), depending on the type and severity of the breach. Under some Privacy and Data Protection Laws, it is an offense not to notify the appropriate regulator of a security breach of personal data (or similar personal data breaches), or to notify the data subjects affected by the breach. Compliance with Privacy and Data Protection Laws requires implementing effective policies and procedures that reflect the applicable law, and maintaining an ongoing and active monitoring program. The implementation and maintenance of such programs may lead to an increase in compliance costs, particularly in the context of ensuring that adequate data protection and data transfer mechanisms are in place. The costs of compliance with, and other burdens imposed by, such laws will be borne (whether directly or indirectly) by the Fund and may, therefore, affect any returns that would otherwise be available to investors. Further, the Manager, Lexington and/or FAV may not be able to accurately anticipate further legislative evolution in the field of data protection and privacy or the ways in which regulators and courts will apply or interpret the Privacy and Data Protection Laws. If such laws are implemented, interpreted or applied in a manner inconsistent with the Manager’s, Lexington’s and/or FAV’s expectations, that may result in the Manager’s, Lexington’s and/or FAV’s business practices changing in a manner that adversely impacts the Fund. The resources required for day-to-day
operations and for dealing with exceptional circumstances may divert the Manager’s, Lexington’s and/or FAV’s time and effort from other activities relating to the management of the Fund and entail substantial expense.
The Fund is subject to social media and publicity risk.
The use of social networks, message boards, internet channels and other platforms has become widespread within the United States and globally. As a result, individuals now have the ability to rapidly and broadly disseminate information or misinformation, without independent or authoritative verification. Any such information or misinformation regarding the Manager, the Fund or a Venture and Growth Asset could have a material and adverse effect on the value of the Fund.
The Fund is subject to risks associated with Special Purpose Acquisition Companies.
The Fund may invest in stock, warrants or other securities of special purpose acquisition companies (“SPACs”) or similar special purpose entities that pool funds to seek potential acquisition opportunities. Unless and until an acquisition is completed, a SPAC or similar entity generally maintains assets (less a portion retained to cover expenses) in a trust account comprised of U.S. Government securities, money market securities, and cash. If an acquisition is not completed within a pre-established period of time, the invested funds are returned to the entity’s shareholders.
Because SPACs and similar entities are essentially blank-check companies without an operating history or ongoing business other than seeking acquisitions, the value of their securities is particularly dependent on the ability of the entity’s management to identify and complete a profitable acquisition. SPACs may allow shareholders to redeem their pro rata investment immediately after the SPAC announces a proposed acquisition, which may prevent the entity’s management from completing the transaction. Some SPACs may pursue acquisitions only within certain industries or regions, which may increase the volatility of their prices. In addition, SPACs may trade in the over-the-counter market and, accordingly, may be considered illiquid and/or be subject to restrictions on resale.
The Fund is subject to risks associated with Private Investments in Public Equity.
The Fund, through the Secondary Investments, may invest in securities issued in private investments in public equity transactions, commonly referred to as “PIPEs.” A PIPE investment involves the sale of equity securities, or securities convertible into equity securities, in a private placement transaction by an issuer that already has outstanding, publicly traded equity securities of the same class.
Shares acquired in PIPEs are commonly sold at a discount to the current market value per share of the issuer’s publicly traded securities. Securities acquired in PIPEs generally are not registered with the SEC until after a certain period of time from the date the private sale is completed, which may be months and perhaps longer. PIPEs may contain provisions that require the issuer to pay penalties to the holder if the securities are not registered within a specified period. Until the public registration process is completed, securities acquired in PIPEs are restricted and, like investments in other types of restricted securities, may be illiquid. Any number of factors may prevent or delay a proposed registration. Prior to or in the absence of registration, it may be possible for securities acquired in PIPEs to be resold in transactions exempt from registration under the Securities Act. There is no guarantee, however, that an active trading market for such securities will exist at the time of disposition, and the lack of such a market could hurt the market value of the Fund’s investments. Even if the securities acquired in PIPEs become registered, or the Fund is able to sell the securities through an exempt transaction, the Fund may not be able to sell all the securities it holds on short notice and the sale could impact the market price of the securities.
Technological or other innovations and industry disruptions may negatively impact the Fund.
In the current period of rapid technological and commercial innovation, new businesses and approaches may be created that could affect Lexington, the Fund and its Venture and Growth Assets or alter the market practices the Fund’s strategy has been designed to function within and on which the Fund’s strategy depends for investment return. Moreover, given the pace of innovation in recent years, such technological innovation may adversely impact Lexington, the Fund and its Venture and Growth Assets in a manner that may not have been foreseen, or foreseeable, at the time the Fund made its investment. For example, recent technological developments in AI, including machine learning technology and generative AI such as ChatGPT (collectively,
“AI Technologies”), pose risks to Lexington, the Fund and its Venture and Growth Assets. Any of these technological innovations could damage the Fund’s Venture and Growth Assets, significantly disrupt the market in which they operate and subject them to increased competition, which could materially and adversely affect their business, financial condition and results of investments.
AI Technologies are highly reliant on the collection and analysis of large amounts of data and complex algorithms but it is not possible or practicable to incorporate all relevant data into models that AI Technologies utilize to operate, nor does Lexington expect to be involved in the collection of such data or development of such algorithms in the ordinary course. Moreover, with the use of AI Technologies, there exists a lack of transparency of how inputs are converted to outputs and Lexington in no way will be able to verify this process and its accuracy. Accuracy of such inputs and the resulting impact on the modeling of AI Technologies cannot be verified and could result in risk of diminished quality control or false or misleading information, including coding that may be used by Lexington, the Fund, its Venture and Growth Assets or a third-party. Further, inherent bias in the construction of AI Technologies can lead to a wide array of risks including but not limited to accuracy, efficacy and reputation. Therefore, it is expected that data in such models will contain a degree of inaccuracy and error, and potentially materially so, and that such data as well as algorithms in use could otherwise be inadequate or flawed, which would be likely to degrade the effectiveness of AI Technologies and could adversely impact Lexington, the Fund and its Venture and Growth Assets to the extent they rely on the work product of such AI Technologies.
AI Technologies could also be misused or misappropriated by third-parties and/or employees of Lexington. For example, there is a risk that a user may input confidential information, including material non-public
information, or personal identifiable information into AI Technologies applications, resulting in such confidential information becoming part of a dataset that is accessible by other third-party AI Technologies applications and users. Moreover, Lexington will not necessarily be in a position to control the manner in which third-party products are developed or maintained or the manner in which third-party services are provided, even where it has sought contractual protection against such use. The use of AI Technologies, including potential inadvertent disclosure of confidential Lexington, Fund or Venture and Growth Assets information or personal identifiable information, could also lead to legal and regulatory investigations and enforcement actions. For example, certain revenue management system software providers are subject to lawsuits and investigations alleging antitrust violations in connection with the use of algorithmic price setting technologies. There is no guarantee that AI Technologies utilized or developed by operating partners or service providers will not present similar risks in the future and Lexington, the Fund or the Fund’s investments could experience directly or indirectly negative impacts or otherwise be subject to or implicated by litigation or investigations involving any possible violation of laws related to use of these technologies by operating partners or service providers. AI Technologies and their current and potential future applications including in the private investment and financial sectors, as well as the legal and regulatory frameworks within which they operate, continue to rapidly evolve, and it is impossible to predict the full extent of current or future risks related thereto. For more information on risks relating to information security, see also “The Fund is subject to cybersecurity risk” herein.
Lexington personnel are instructed to limit their use of public AI tools, and to refrain from using non-public
or personal information with such tools. Lexington continues to consider formal internal policies governing use of AI Technologies by its personnel, including in connection with Lexington’s investment activities, and such internal policies, if adopted, can be expected to be periodically evaluated and adjusted as AI Technologies continue to advance. Notwithstanding any preventative policies (if adopted) or practices that aim to restrict or govern the use of AI Technologies, it is possible that the Fund’s Venture and Growth Assets and/or other entities or persons connected to Lexington and/or the Fund, could utilize AI Technologies in contravention of such policies or otherwise misuse AI Technologies.
AI Technologies and their applications, including in the private investment and financial sectors, as well as the legal and regulatory frameworks within which they operate, continue to develop rapidly, and it is impossible to predict the future risks that may arise from such developments. For example, if Lexington were to share or license AI Technologies, including ones that include some degree of internal development, with investors, Venture and Growth Assets or other third parties, such activity could introduce a number of additional risks to Lexington, the Fund, Venture and Growth Assets or other users of such AI Technologies. Regulations related to AI Technologies may also impose certain obligations on organizations, and the costs of monitoring and responding to such regulations, as well as the consequences of non-compliance,
could have an adverse effect on organizations connected to Lexington, the Fund and Venture and Growth Assets. For example, the EU is in the process of implementing a new regulation applicable to certain AI Technologies and the data used to train, test and deploy them (the “EU AI Act”). Once in effect, the EU AI Act will impose material requirements on both the providers and deployers of certain AI Technologies, with infringements punishable by sanctions including fines of up to 7% of total annual worldwide turnover or 35 million euros (whichever is higher) for the most serious breaches. These obligations will apply on an extraterritorial basis. Preparing for and complying with the EU AI Act and other regulations related to AI Technologies could involve material compliance costs and/or adversely affect the operations or performance of Lexington, the Fund and Venture and Growth Assets. Additional, unanticipated risks may emerge as use cases for AI Technologies are developed further and as the technology underlying AI Technologies continue to evolve.
The Fund may fail to qualify as a RIC under Subchapter M of the Code.
The Fund intends to elect to be treated, and intends to operate in a manner so as to qualify for treatment in each taxable year, as a RIC under the Code. As such, the Fund must satisfy, among other requirements, certain ongoing asset diversification, source-of-income
and annual distribution requirements. If the Fund fails to qualify as a RIC it will become subject to corporate-level income tax, and the resulting corporate taxes could substantially reduce the Fund’s net assets, the amount of income available for distributions to Shareholders, the amount of distributions and the amount of funds available for new investments. Such a failure would have a material adverse effect on the Fund and Shareholders. See “Material U.S. Federal Income Tax Considerations.”
Each of the aforementioned ongoing requirements for qualification of the Fund as a RIC requires that the Manager, Lexington and FAV obtain information from or about the underlying investments in which the Fund is invested. Portfolio Funds and Portfolio Fund Managers may not provide information sufficient to ensure that the Fund qualifies as a RIC under the Code. If the Fund does not receive sufficient information from Portfolio Funds or Portfolio Fund Managers, the Fund risks failing to satisfy the Subchapter M qualification tests and/or incurring an excise tax on undistributed income.
If, before the end of any quarter of its taxable year, the Fund believes that it may fail the Diversification Tests (as defined below in “Material U.S. Federal Income Tax Considerations—Qualification and Taxation as a Regulated Investment Company”), the Fund may seek to take certain actions to avert such a failure. However, the action frequently taken by RICs to avert such a failure, the disposition of non-diversified
assets, may be difficult to pursue because of the limited liquidity of the Fund’s investments. While relevant tax provisions afford a RIC a
30-day
period after the end of the relevant quarter in which to cure a diversification failure by disposing of non-diversified
assets, the constraints on the Fund’s ability to effect a sale of an investment may limit the Fund’s use of this cure period. In certain cases, the Fund may be afforded a longer cure period under applicable savings provisions, but the Fund may be subject to a penalty tax in connection with its use of those savings provisions. If the Fund fails to satisfy the Diversification Tests or other RIC requirements, the Fund may fail to qualify as a RIC under the Code. If the Fund fails to qualify as a RIC, it would become subject to a corporate-level U.S. federal income tax (and any applicable U.S. state and local taxes) and distributions to the Shareholders generally would be treated as corporate dividends. See “Material U.S. Federal Income Tax Considerations
—
Failure to Qualify as a Regulated Investment Company.” In addition, the Fund is required each December to make certain “excise tax” calculations based on income and gain information that must be obtained from the Portfolio Funds or Portfolio Fund Managers. If the Fund does not receive sufficient information from the Portfolio Funds or Portfolio Fund Managers, it risks failing to satisfy the Subchapter M qualification tests and/or incurring an excise tax on undistributed income (in addition to the corporate income tax). The Fund may, however, attempt to avoid such outcomes by paying a distribution that is or is considered to be in excess of its current and accumulated earnings and profits for the relevant period (i.e., a return of capital).

In order to comply with the RIC rules or for other reasons, the Fund may structure its investments in a way that could increase the taxes imposed thereon or in respect thereof. For example, the Fund may hold such investments through one or more U.S. or
non-U.S.
corporation(s) (or other entity treated as such for U.S. tax purposes), and the Fund would indirectly bear any U.S. or
non-U.S.
taxes imposed on such corporation(s). The Fund’s need to hold such investments through such U.S. or
non-U.S.
corporation(s) in order to satisfy the 90% Gross Income Test (as defined below) may jeopardize its ability to satisfy the Diversification Tests (as defined below), which may make it difficult for the Fund to qualify as a RIC for U.S. federal income tax purposes. The Fund may also be unable to make investments that it would otherwise determine to make as a result of the desire to qualify for the RIC rules.
In addition, the Fund may directly or indirectly invest in Venture and Growth Assets located outside the United States. Such Venture and Growth Assets may be subject to withholding taxes and other taxes in such jurisdictions with respect to their investments. In general, a U.S. person will not be able to claim a foreign tax credit or deduction for foreign taxes paid by the Fund. Further, adverse U.S. tax consequences can be associated with certain foreign investments, including potential U.S. withholding taxes on foreign investment entities with respect to their U.S. investments and potential adverse tax consequences associated with investments in any foreign corporations that are characterized for U.S. federal income tax purposes as “controlled foreign corporations” or “passive foreign investment companies.”
The Fund may retain some income and capital gains in the future, including for purposes of providing the Fund with additional liquidity, which amounts would be subject to a 4% U.S. federal excise tax to the extent they exceed the Excise Tax Distribution Requirements (as defined below), in addition to the corporate income tax. In that event, the Fund will be liable for the tax on the amount by which the Fund does not meet the foregoing distribution requirement. See “Material U.S. Federal Income Tax Considerations—Qualification and Taxation as a Regulated Investment Company.”
Withholding Risk Applicable to Secondaries Funds.
Unless an applicable
non-foreign
affidavit is furnished or other exception applies, if any portion of gain, if any, on a disposition of an interest in a partnership would be treated as effectively connected with the conduct of a U.S. trade or business, the transferee of such interest is required to withhold 10% of the amount realized on such disposition from a foreign transferor (and the underlying partnership (such as a Portfolio Fund) would be required to withhold from future distributions to the transferee if the transferee fails to properly withhold). As a primarily secondaries investment fund, the Fund may have a withholding obligation with respect to interests the Fund purchases in Portfolio Funds from foreign sellers. This withholding requirement may reduce the number of foreign sellers willing to sell interests in prospective Portfolio Funds and therefore reduce the number of investment opportunities available to the Fund. Additionally, if the Fund does not properly withhold from such foreign sellers, the Portfolio Fund would be required to withhold on future distributions to the Fund, which would negatively impact the Fund’s returns.
Risks Related to Hedging and Derivative Transactions.
The Fund may invest in certain securities, such as swaps, derivatives, hedges or foreign currency forward contracts, among others, which may be subject to special and complex federal income tax provisions that may, among other things, (i) disallow, suspend or otherwise limit the allowance of certain losses or deduction, (ii) convert tax-advantaged,
long-term capital gains and qualified dividend income into higher taxed short-term capital gain or ordinary income, (iii) increase ordinary income distributions, (iv) convert an ordinary loss or a deduction into a capital loss (the deductibility of which is subject to additional limitations), (v) cause the Fund to recognize income or gain without a corresponding receipt of cash, (vi) adversely affect the timing as to when a purchase or sale of stock or securities is deemed to occur, (vii) adversely alter the characterization of certain complex financial transactions, and (viii) produce income that will not be qualifying income for purposes of the 90% Gross Income Test (as defined below). It could be more difficult for the Fund to comply with certain federal income tax requirements applicable to RICs if the tax characterization of the Fund’s investments is not clear or if the tax treatment of the income from such investments was successfully challenged by the IRS.
Ongoing changes to regulation of the derivatives markets and potential changes in the regulation of funds using derivative instruments could limit the Fund’s ability to pursue its investment strategies. New regulation of derivatives may make them more costly, or may otherwise adversely affect their liquidity, value or performance.
The Fund relies on certain exemptions in Rule
18f-4
to enter into derivatives transactions and certain other transactions notwithstanding the restrictions on the issuance of “senior securities” under Section 18 of the 1940 Act. Under Rule
18f-4,
“derivatives transactions” include the following: (1) any swap, security-based swap, futures contract, forward contract, option (excluding purchased options), any combination of the foregoing, or any similar instrument, under which the Fund is or may be required to make any payment or delivery of cash or other assets during the life of the instrument or at maturity or early termination, whether as margin or settlement payment or otherwise; (2) any short sale borrowing; and (3) if the Fund relies on the exemption in Rule
18f-4(d)(1)(ii),
reverse repurchase agreements and similar financing transactions. The Fund will rely on a separate exemption in Rule
18f-4(e)
when entering into unfunded commitment agreements (e.g., capital commitments to invest equity in Portfolio Funds that can be drawn at the discretion of the Portfolio Fund’s general partner). To rely on the unfunded commitment agreements exemption, the Fund must reasonably believe, at the time it enters into such agreement, that it will have sufficient cash and cash equivalents to meet its obligations with respect to all of its unfunded commitment agreements, in each case as they come due. The Fund treats purchase price deferrals as unfunded commitment agreements for purposes of Rule
18f-4.
The Fund will rely on another exemption in Rule
18f-4(f)
when purchasing when-issued or forward-settling securities (e.g., firm and standby commitments, including to-be-announced
(“TBA”) commitments, and dollar rolls) and
non-standard
settlement cycle securities, if certain conditions are met. When the Fund enters into a secondary transaction to purchase interests in underlying Portfolio Funds, the Fund will treat the date of the transfer agreement to purchase the interest in a specific Portfolio Fund as the trade date for determining whether the purchase of the Portfolio Fund qualifies for the exemption for non-standard
settlement cycle securities transactions.
The Fund intends to operate as a “limited derivatives user” for purposes of the derivatives transactions exemption in Rule
18f-4.
To qualify as a limited derivatives user, the Fund’s “derivatives exposure” is limited to 10% of its net assets subject to exclusions for certain currency or interest rate hedging transactions (as calculated in accordance with Rule
18f-4).
If the Fund fails to qualify as a “limited derivatives user” as defined in
Rule 18f-4
and seeks to enter into derivatives transactions, the Fund will be required to establish a comprehensive derivatives risk management program, to comply with certain value-at-risk
based leverage limits, to appoint a derivatives risk manager and to provide additional disclosure both publicly and to the SEC regarding its derivatives positions.
Tax laws are subject to changes which may adversely affect the Fund.
It is possible that the current U.S. federal, state, local, or foreign income tax treatment accorded an investment in the Fund will be modified by legislative, administrative, or judicial action in the future, possibly with a retroactive effect.
The nature of additional changes in U.S. federal, state, local or
non-U.S.
income tax law, if any, cannot be determined prior to enactment of any new tax legislation. However, such legislation could significantly alter the tax consequences and decrease the after-tax
rate of return of an investment in the Fund. Potential investors therefore should seek, and must rely on, the advice of their own tax advisers with respect to the possible impact on their investments of recent legislation, as well as any future proposed tax legislation or administrative or judicial action.
There are risks related to the tax treatment of the Additional Shares.
The Manager and/or its affiliates may purchase Additional Shares on behalf of investors (or deliver to such investors Additional Shares from the assets of the Manager and/or its affiliates) that contribute capital to the Fund through the purchase of Shares during the Offering Period (as defined below). The Fund intends to take the position that the Additional Shares are issued in connection with the initial purchase of Shares before the end of the Offering Period and that the receipt of Additional Shares does not represent taxable income to any Shareholder. Accordingly, for U.S. federal income tax purposes, the Fund intends to take the position that upon receipt of Additional Shares, each Shareholder shall have an initial tax basis in such Additional Shares equal to zero and a new holding period commencing on the day following the day on which any such Additional Shares are issued.
No assurances can be provided that the tax treatment mentioned above will not be challenged by the IRS or that, if challenged, such tax treatment would be sustained. If such tax treatment is not sustained, the IRS may treat the receipt of the Additional Shares as taxable income to the applicable Shareholders or may reallocate a portion of a Shareholder’s aggregate tax basis in Shares purchased during the Offering Period to the Additional Shares. Prospective investors should consult their own tax advisers regarding the tax consequences of the receipt, ownership and disposition of Additional Shares.
There are risks related to the Incentive Fee.
The Incentive Fee payable by the Fund to the Manager, which is in turn paid in part by the Manager to Lexington, may create an incentive for Lexington to make investments on the Fund’s behalf that are riskier or more speculative than would be the case in the absence of such compensation arrangement.
Any Incentive Fee payable by the Fund that relates to an increase in value of the Fund’s investments may be computed and paid on gain or income that is unrealized, and the Manager and Lexington are not obligated to reimburse the Fund for any part of an Incentive Fee it previously received. If a Fund investment with an unrealized gain subsequently decreases in value, it is possible that such unrealized gain previously included in the calculation of an Incentive Fee will never become realized. This risk is heightened because the Fund expects to invest substantially in private, illiquid, or difficult-to-value assets for which valuations may be inherently uncertain and may be subject to significant revision before realization. Unlike funds that invest primarily in liquid, publicly-traded securities where gains and losses are more readily realized and market-tested, the Fund’s investments may remain unrealized for extended periods, and the valuations upon which Incentive Fees were calculated may be revised downward, written off, or never realized. Accordingly, Incentive Fees paid in prior periods may exceed the amounts that would have been payable if calculated solely on realized gains or measured at a later date. The Manager and Lexington are not obligated to reimburse the Fund for any part of the incentive fee it received that was based on unrealized gain never realized as a result of a sale or other disposition of a Fund investment at a lower valuation in the future. Thus, the Fund could have paid an Incentive Fee on income or gain the Fund never received. See “Investment Advisory and Management Agreement—Incentive Fee” and “—Incentive Fee Examples.”
The Incentive Fee is computed and paid on net profits that may include interest that has been accrued but not yet received in cash, such as market discount, debt instruments with payment in kind (“PIK”) interest, preferred stock with PIK dividends and zero coupon securi
t
ies, in addition to amounts related to unrealized capital appreciation. If there is a default on an investment by the obligor or such capital appreciation is not ultimately realized, it is possible that amounts previously used in the calculation of the Incentive Fee will become uncollectible, and each of the Manager, Lexington and FAV will have no obligation to refund any fees it received in respect of such accrued income. In addition, since in certain cases the Fund may recognize net profits before or without receiving cash representing such net profits and have a corresponding obligation to make an Incentive Fee payment, the Fund may have to sell some of its investments at times it would not consider advantageous, raise additional debt or equity capital or reduce new investments to meet its payment obligations.
The Fund, the Manager, Lexington and FAV are subject to ongoing regulatory scrutiny and reporting obligations.
The Fund, the Manager, Lexington and FAV may be subject to increased scrutiny by government regulators, investigators, auditors and law enforcement officials regarding the identities and sources of funds of investors. In that connection, in the future the Fund may become subject to additional obligations that may affect its investment program, the manner in which it operates and, reporting requirements regarding its investments and investors. Each Shareholder will be required to provide to the Fund such information as may be required to enable the Fund to comply with all applicable legal or regulatory requirements, and each Shareholder will be required to acknowledge and agree that the Fund may disclose such information to governmental and/or regulatory or self-regulatory authorities to the extent required by applicable law or regulation and may file such reports with such authorities as may be required by applicable law or regulation.
There is a risk that employee misconduct could occur with respect to the Fund.
The Manager’s, Lexington’s and FAV’s reputations are critical to maintaining and developing relationships with existing and prospective investors, as well as with the numerous third parties with which the Manager, Lexington, FAV and the Fund do business. In recent years, there have been a number of highly publicized cases involving fraud or other misconduct by employees in the financial services industry, and there is a risk that employee misconduct could occur with respect to the Fund. Misconduct by employees or by third-party service providers could cause significant losses to the Fund. Employee misconduct could include, among other things, binding the Fund to transactions that exceed authorized limits or present unacceptable risks and other unauthorized activities or concealing unsuccessful investments (which, in each case, would result in unknown and unmanaged risks or losses), or otherwise charging (or seeking to charge) inappropriate expenses to the Fund, the Manager, Lexington and/or FAV. In addition, any improper use or disclosure of confidential information by employees and third-party service providers, could result in litigation or serious financial harm, including limiting the Fund’s business prospects or future activities. Furthermore, because of the Manager’s, Lexington’s and FAV’s diverse business entities and the regulatory regimes under which they operate, misdeeds by the Manager, Lexington, FAV (or its personnel) could result in foreclosing the Fund’s ability to conduct its activities in the manner otherwise intended. It is not always possible to detect, deter and/or prevent misconduct by employees and/or service providers, and the precautions the Manager, Lexington and/or FAV takes to detect and prevent this activity are not guaranteed to be effective in all cases. It is also the case that misconduct at the level of a company in which the Fund invests also could have a negative effect on such company, and potentially on the Fund, the Manager, Lexington and/or FAV, and similar challenges in detection, deterrence and prevention apply, to an even greater degree, at such level.
This offering is being made on a reasonable best-efforts basis by the Distributor.
This offering is being made on a reasonable best efforts basis, whereby the Distributor is only required to use its reasonable best efforts to sell the Shares and neither it nor any selling agent has a firm commitment or obligation to purchase any of the Shares. To the extent that less than the maximum number of Shares is subscribed for, the opportunity for the allocation of the Fund’s investments among various issuers and industries may be decreased, and the returns achieved on those investments may be reduced as a result of allocating all of the Fund’s expenses over a smaller capital base. As a result, the Fund may be unable to achieve its investment objective and a Shareholder could lose some or all of the value of his, her or its investment in the Shares. The Distributor is an affiliate of the Fund, the Manager, Lexington and FAV. As a result, the Distributor’s due diligence review and investigation of the Fund and this Prospectus cannot be considered to be an independent review.

Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Securities [Table Text Block]
The following table shows the amounts of Shares that have been authorized and outstanding as of June 30, 2026:

Share Class	Amount Authorized	Amount Outstanding
Class S Shares	Unlimited	0
Class D Shares	Unlimited	0
Class I Shares	Unlimited	4,000
Class M Shares	Unlimited	0
There is currently no market for the Shares, and the Fund does not expect that a market for the Shares will develop in the foreseeable future.

Risks of Investing in Venture and Growth Assets [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Risks of Investing in Venture and Growth Assets
The Fund may be subject to risks of private assets strategies.
The Fund’s investment portfolio will include investments in Venture and Growth Assets, which may include securities issued primarily by private companies. Operating results for private companies in a specified period will be difficult to predict. Such investments involve a high degree of business and financial risk that can result in substantial losses.
Less information may be available with respect to private company investments and such investments offer limited liquidity.
Private companies are generally not subject to SEC reporting requirements, are not required to maintain their accounting records in accordance with generally accepted accounting principles and are not required to maintain effective internal controls over financial reporting. As a result, Lexington may not have timely or accurate information about the business, financial condition and results of operations of the private companies in which the Fund invests. There is risk that the Fund may invest on the basis of incomplete or inaccurate information, which may adversely affect the Fund’s investment performance. Private companies in which the Fund may invest may have limited financial resources, shorter operating histories, more asset concentration risk, narrower product lines and smaller market shares than larger businesses, which tend to render such private companies more vulnerable to competitors’ actions and market conditions, as well as general economic downturns. These companies generally have less predictable operating results, may from time to time be parties to litigation, may be engaged in rapidly changing businesses with products subject to a substantial risk of obsolescence, and may require substantial additional capital to support their operations, finance expansion or maintain their competitive position. These companies may have difficulty accessing the capital markets to meet future capital needs, which may limit their ability to grow or to repay their outstanding indebtedness upon maturity.
Typically, investments in private companies are in restricted securities that are not traded in public markets and subject to substantial holding periods, so that the Fund may not be able to resell some of its holdings for extended periods, which may be several years. There can be no assurance that the Fund will be able to realize the value of private company investments in a timely manner.
Private equity investments are subject to general market risks.
The Venture and Growth Assets in which the Fund will invest may include portfolio companies that involve a high degree of business or financial risk. The portfolio companies may be start-ups
or in an early stage of development, may be distressed or have operating losses or significant variations in operating results and may be engaged in a rapidly changing business with products subject to a substantial risk of obsolescence. The portfolio companies may also include companies that are experiencing, or are expected to experience, financial difficulties which may never be overcome. In addition, they may require substantial additional capital to support their operations, to finance expansion or to maintain their competitive position, or may otherwise have a weak financial condition. Portfolio companies may face intense competition, including competition from companies with greater financial resources, more extensive development, manufacturing, marketing and other capabilities and a larger number of qualified managerial and technical personnel.
Many portfolio companies may be highly leveraged, which may impair these companies’ ability to finance their future operations and capital needs and which may result in restrictive financial and operating covenants. As a result, these companies’ flexibility to respond to changing business and economic conditions may be limited. In addition, in the event that a company does not perform as anticipated or incurs unanticipated liabilities, high leverage will magnify the adverse effect on the value of the equity of the company and could result in substantial diminution in or the total loss of an equity investment in the company.
The Fund may be subject to risks associated with venture capital and growth equity.
Some of the companies in which the Fund invests, directly or indirectly, will not perform as expected. Such portfolio companies could deteriorate as a result of, among other factors, an adverse development in their business, a change in the competitive environment, an economic downturn or legal, tax or regulatory changes. Portfolio companies that funds expect to remain stable may in fact operate at a loss or have significant variations in operating results, may require substantial additional capital to support their operations or to maintain their competitive position, or may otherwise have a weak financial condition or be experiencing financial distress. Business risks may be more significant in smaller Portfolio Funds or those that are embarking on a build-up
or operating turnaround strategy.
Venture capital funds typically seek to monitor the performance of investments in operating companies either through interaction with the board of directors of the applicable company and/or by maintaining an ongoing dialogue with the company’s management team. However, such funds generally are not in a position to control any borrower by investing in its debt securities and a company’s management will be primarily responsible for the operations of the company on a day-to-day
basis. Although such funds may seek to invest in companies with strong management teams, there can be no assurance that existing management teams, or any new ones, will be able to operate such companies successfully. In addition, with respect to debt or minority equity investments, such funds are subject to the risk that a company in which it invests may make business decisions with which such funds may disagree and the management of such company, as representatives of the majority common equity holders, may take risks or otherwise act in ways that do not serve the interests of such portfolio company.
The Fund may be subject to risks associated with Technology Industry concentration.
There are no limitations imposed by the Manager as to the amount of Fund assets that may be invested in any one issuer in the Technology Industry. Accordingly, the Fund’s investment portfolio may at times be significantly concentrated, both as to managers, industry and individual companies. Such concentration could offer a greater potential for capital appreciation as well as increased risk of loss. Such concentration may also be expected to increase the volatility of the Fund’s investment portfolio.

To the extent that the Fund’s portfolio is concentrated in securities of a single issuer or issuers in a single sector, the risk of any investment decision is increased. Having a larger percentage of assets in a smaller number of issuers makes a non-diversified fund, like the Fund, more susceptible to the risk that one single event or occurrence can have a significant adverse impact upon the Fund. By concentrating the Fund’s investments in the information technology group of industries, the Fund’s performance will be more closely impacted by the performance of a particular market segment than if the Fund was not concentrated in the information technology group of industries. The Fund’s concentration in these investments may present more risks than if it were more broadly diversified over numerous industries and sectors of the economy. A broad downturn in investments tied to this group of industries would have a larger impact on the Fund than on a fund that does not concentrate in such investments. The investment risks associated with investing in the information technology group of industries include: the intense competition to which information technology companies may be subject; the dramatic and often unpredictable changes in growth rates and competition for qualified personnel among information technology companies; effects on profitability from being heavily dependent on patent and intellectual property rights and the loss or impairment of those rights; obsolescence of existing technology or competition from more innovative technology; general economic conditions; and government regulation. At times, the performance of investments in the information technology group of industries may lag the performance of investments in other industries or the broader market as a whole.
The Fund and the Venture Growth Assets are subject to risks associated with artificial intelligence.
The Fund may invest in companies that are involved in various aspects of AI technology and, as such, is particularly sensitive to risks of those types of companies. These risks include, but are not limited to, small or limited markets for such securities, changes in business cycles, world economic growth, technological progress, rapid obsolescence, and government regulation. Such companies may have limited product lines, markets, financial resources or personnel. Securities of such companies, especially smaller, start-up companies, tend to be more volatile than securities of companies that do not rely heavily on technology. Rapid change to technologies that affect a company’s products could have a material adverse effect on such company’s operating results. Companies that are extensively involved in AI technology also may rely heavily on a combination of patents, copyrights, trademarks and trade secret laws to establish and protect their proprietary rights in their products and technologies. There can be no assurance that the steps taken by these companies to protect their proprietary rights will be adequate to prevent the misappropriation of their technology or that competitors will not independently develop technologies that are substantially equivalent or superior to such companies’ technology. Such companies may engage in significant amounts of spending on research and development, and there is no guarantee that the products or services produced by these companies will be successful.
The Fund and the Venture Growth Assets are subject to risks associated with a concentration of investments in software industries.
The Fund may invest in companies involved in various aspects of the software sector and, as such, is particularly sensitive to risks of those types of companies. Software companies serve virtually every vertical market. The vertical market focus of such companies is a core reason for their stability and longevity, as these businesses offer their customers unique, industry specific capabilities typically not available from general purpose software vendors or new technology startups. The software industry is, however, challenged by various factors, including rapidly changing market conditions and/or participants, new competing products, changing consumer preferences, short product life cycles, services and/or improvements in existing products. The software sector as a whole is highly cyclical and the Fund’s investments will compete in this potentially volatile environment. In addition, certain countries in which the Fund may invest may have less-developed laws regarding the protection of intellectual property rights. There is no assurance that products or services sold by the software companies will not be rendered obsolete or adversely affected by competing products and services or that the software companies will not be adversely affected by other challenges. Moreover, competition can result in significant downward pressure on pricing. Instability, fluctuation or an overall decline within the software industry will likely not be balanced by investments in other industries not so affected. In the event that the software sector as a whole declines, returns to investors may decrease.

The Fund is subject to risks related to laws and regulations governing the internet.
The future success of some of the Fund’s investments will depend upon the continued use of the Internet as a primary medium for commerce, communication and business services. Changes in laws and regulations, including developments in case law related to the Internet or changes in the infrastructure of the Internet itself may diminish the demand for Internet-based products, including software solutions. U.S. federal, U.S. state or foreign government bodies or agencies have in the past adopted, and may in the future adopt, laws and regulations affecting the use of the Internet as a commercial medium. Companies with internet-based products may be required to modify their products in compliance with or in response to such changes in laws and regulations. Also, domestic and foreign government bodies and agencies and private organizations may begin to impose taxes, fees or other charges for accessing the Internet or for the commerce conducted via the Internet. Such charges and regimes could limit the growth of Internet-related commerce or communications generally, reduce demand for Internet-based products and business services.
The Fund may invest in a Portfolio Fund that concentrates its investments in specific industry sectors. This focus may constrain the liquidity and the number of portfolio companies available for investment by a Portfolio Fund. In addition, the investments of such a Portfolio Fund will be disproportionately exposed to the risks associated with the industry sectors of concentration.
The Fund is subject to risks associated with investments in early-stage companies.
Early-stage companies may have shorter operating histories and information available on which to judge future performance, which can make diligence and valuation difficult. Early-stage companies may never obtain necessary financing, may rely on untested business plans, may not be successful in developing markets for their products or services, and may remain an insignificant part of their industry, and as such may never be profitable. Stocks of early-stage companies may be less liquid, privately traded and more volatile and speculative than the securities of larger companies and may be subject to significant transfer restrictions, including issuer consent requirements and rights of first refusal that may prevent or delay a sale.
The Fund is subject to risks associated with investments in medium- and late-stage companies.
Medium- and late-stage private companies, while typically further along in developing their products and market presence, still encounter significant risks. These companies may require substantial additional financing to scale operations, expand into new markets, or sustain growth, with no guarantee that such financing will be available on favorable terms. Although they may have validated their business models to some extent, they are still subject to the uncertainties of market acceptance and competition, which can impact profitability and growth prospects. Additionally, as they prepare for potential public offerings or acquisition exits, these companies may face increased scrutiny and regulatory challenges that can affect their valuation and strategic flexibility.
The
day-to-day
operations of each Portfolio Fund will be the responsibility of the Portfolio Fund Managers.
The
day-to-day
operations of each Portfolio Fund will be the responsibility of the Portfolio Fund Managers. Although Lexington will be responsible for monitoring the performance of each Portfolio Fund, there can be no assurance that the existing management team, or any successor, will operate the company or fund, as the case may be, in accordance with the Fund’s plans or expectations. Additionally, funds and companies need to attract, retain, and develop executives and members of their management teams. The market for executive talent can be, notwithstanding general unemployment levels or developments within a particular industry, extremely competitive. There can be no assurance that the Portfolio Funds will be able to attract, develop, integrate, and retain suitable members of their management teams and, as a result, the Fund may be adversely affected.
Competition for access to private asset investment opportunities is limited.
The activity of identifying, completing and realizing attractive secondary private asset investments is highly competitive, and involves a high degree of uncertainty. In addition, developing and maintaining relationships with sponsors of private funds, joint venture partners or management teams, on which some of the Fund’s strategy depends, is highly competitive. The supply and consequently the pricing of secondary investments is dependent on a number of factors that may be adversely impacted by general conditions in the global financial markets, including the rate at which such underlying sponsors are able to deploy capital, the performance and value of investments held by funds managed by such underlying sponsors and the ability for such investment funds to realize, recapitalize and/or refinance their own investments in order to return capital to their investors. Higher valuations and increased liquidity and return of capital in the private asset investment market may result in fewer attractive investment opportunities. In particular, in light of changes in such conditions, including changes in long-term interest rates, certain types of investments may not be available to the Fund on terms that are as attractive as the terms on which opportunities were available to previous investment programs sponsored by Lexington. The Fund will be competing for investments with many other private asset investors, including, without limitation, other investment partnerships and corporations, business development companies, sovereign wealth funds, domestic and international public pension plans, individuals, financial institutions and other investors investing directly or through affiliates. Some of these competitors may have more relevant experience, greater financial and other resources and more personnel than Lexington and the Fund. Further, over the past several years, an increasing number of secondary private asset funds have been formed (and many such existing funds have grown substantially in size). Additional funds with similar objectives may be formed in the future by other unrelated parties. Additionally, there is currently a significant amount of capital available for secondary investments.
Consequently, it is possible that competition for appropriate investment opportunities will increase, thus reducing the number of investment opportunities available to the Fund and adversely affecting the terms upon which portfolio investments can be made. The Fund may incur bid, legal, due diligence and other costs on investments which may not be successful. As a result, the Fund may not recover all of its costs, which would adversely affect returns. Participation in auction transactions will also increase the pressure on the Fund with respect to pricing of the transaction. Investors will be dependent upon the judgment and ability of the Lexington in sourcing transactions and investing and managing the capital of the Fund. There can be no assurance that the Fund will be able to locate, consummate and exit investments that satisfy the Fund’s target size range or rate of return objectives or that it will be able to invest fully its committed capital. To the extent that the Fund encounters competition for investments, the Fund may be adversely affected.
In addition, certain provisions of the 1940 Act prohibit the Fund from engaging in transactions with the Manager, Lexington and their affiliates; however, unregistered funds also managed by the Manager, Lexington and/or FAV are not prohibited from the same transactions. The 1940 Act also imposes significant limits on aggregated transactions with affiliates of the Fund. Affiliates of the Fund have received a Section 17(d) Order from the SEC, which permits the Fund, among other things, to invest in aggregated transactions alongside certain other persons, including certain affiliates of Lexington and certain funds managed and controlled by Lexington and its affiliates, subject to certain terms and conditions.
The Manager, Lexington and FAV will not cause the Fund to engage in investments alongside affiliates in private placement securities that involve the negotiation of certain terms of the private placement securities to be purchased (other than price-related terms), except in reliance on the Section 17(d) Order or unless such investments otherwise qualify for another 1940 Act exemption or are entered into in accordance with interpretations of Section 17(d) and Rule
17d-1
as expressed in SEC
no-action
letters or other available guidance.
Under the terms of the Section 17(d) Order, a “required majority” (as defined in Section 57(o) of the 1940 Act) of the Fund’s independent trustees have approved the policies and procedures of the Fund that are reasonably designed to ensure compliance with the terms of the Section 17(d) Order and have reviewed the allocation policy and other co-investment
policies of Lexington and FAV. The exemptive order is subject to certain terms and conditions so there can be no assurance that the Fund will be permitted to invest in aggregated transactions alongside certain of the affiliated funds other than in the circumstances currently permitted by regulatory guidance and the exemptive order. For example, in certain instances, the Fund’s ability to participate in such negotiated joint transactions alongside affiliated funds will require the “required majority” of the Fund’s independent trustees to reach certain conclusions in connection with investments alongside affiliates in private placement securities that involve the negotiation of certain terms of the private placement securities to be purchased (other than price-related terms), including that (1) the terms of the proposed transaction are reasonable and fair to the Fund and its Shareholders and do not involve overreaching of the Fund or its Shareholders on the part of any person concerned and (2) the transaction is consistent with the interests of the Shareholders. The Section 17(d) Order is subject to certain terms and conditions so there can be no assurance that the Fund will be permitted to invest in aggregated transactions alongside certain of the Fund’s affiliates other than in the circumstances currently permitted by regulatory guidance and the Section 17(d) Order. Lexington’s investment allocation policies and procedures can be revised by Lexington at any time without notice to, or consent from, the Shareholders. Additionally, FAV’s investment allocation policies and procedures can be revised by FAV at any time without notice to, or consent from, the Shareholders.
In accordance with the Section 17(d) Order, when deemed advisable by the Manager and Lexington, the Fund may rely on such relief to participate in a follow-on
investment for a position held by the Fund to the extent the follow-on
investment meets the conditions of our exemptive relief.
The Fund is subject to the risks of its Portfolio Funds and Holding Vehicles.
The Fund’s investments in Portfolio Funds are subject to a number of risks. Portfolio Fund interests are expected to be illiquid, their marketability may be restricted and the realization of investments from them may take considerable time and/or be costly. Some of the Portfolio Funds in which the Fund invests may have only limited operating histories. Although Lexington will seek to receive detailed information from each Portfolio Fund regarding its business strategy and any performance history, in most cases Lexington will have little or no means of independently verifying this information. In addition, Portfolio Funds may have little or no near-term cash flow available to distribute to investors, including the Fund. Due to the pattern of cash flows in Portfolio Funds and the illiquid nature of their investments, investors typically will see negative returns in the early stages of Portfolio Funds. Then as investments are able to realize liquidity events, such as a sale or initial public offering, positive returns will be realized if the Portfolio Fund’s investments are successful.
Portfolio Fund interests are ordinarily valued based upon valuations provided by the manager or general partner of a Portfolio Fund (a “Portfolio Fund Manager”), which may be received on a delayed basis. Certain securities in which the Portfolio Funds invest may not have a readily ascertainable market price and are fair valued by the Portfolio Fund Managers. A Portfolio Fund Manager may face a conflict of interest in valuing such securities because their values may have an impact on the Portfolio Fund Manager’s compensation. Lexington has procedures with respect to the assessment and review of the valuation procedures used by each Portfolio Fund Manager and for reviewing the financial information provided by the Portfolio Funds. However, neither Lexington nor the Board is able to confirm the accuracy of valuations provided by Portfolio Fund Managers. Inaccurate valuations provided by Portfolio Funds could materially adversely affect the value of Shares.
A Portfolio Fund Manager’s information could also be inaccurate due to fraudulent activity, misvaluation or inadvertent error. In any case, the Fund may not uncover errors for a significant period of time. Even if the Manager elects to cause the Fund to sell its interests in such a Portfolio Fund, the Fund may be unable to sell such interests quickly, if at all, and could therefore be obligated to continue to hold such interests for an extended period of time. In such a case, the Portfolio Fund Manager’s valuations of such interests could remain subject to such fraud or error, and the Manager may determine to discount the value of the interests or value them at zero. Shareholders should be aware that situations involving uncertainties as to the valuations by Portfolio Fund Managers could have a material adverse effect on the Fund if the Portfolio Fund Manager’s or the Manager’s judgments regarding valuations should prove incorrect.
No assurances can be given regarding the valuation methodology or the sufficiency of systems utilized by any Portfolio Fund, the accuracy of the valuations provided by the Portfolio Funds, that the Portfolio Fund will comply with their own internal policies or procedures for keeping records or making valuations, or that the Portfolio Funds’ policies and procedures and systems will not change without notice to the Fund. As a result, valuations of the securities may be subjective and could prove in hindsight to have been wrong, potentially by significant amounts.
The Fund will pay asset-based fees, and, in most cases, will be subject to performance-based fees in respect of its interests in Portfolio Funds and Holding Vehicles. Such fees and performance-based compensation are in addition to the Management Fee. In addition, performance-based fees charged by Portfolio Fund Managers or Holding Vehicle sponsors or managers may create incentives for the Portfolio Fund Managers or Holding Vehicle sponsors or managers to make risky investments, and may be payable by the Fund to a Portfolio Fund Manager or Holding Vehicle sponsor or manager based on a Portfolio Fund or Holding Vehicle’s positive returns even if the Fund’s overall returns are negative.
Moreover, a Shareholder in the Fund will indirectly bear a proportionate share of the fees and expenses of the Portfolio Funds or Holding Vehicles, in addition to its proportionate share of the expenses of the Fund. Thus, a Shareholder in the Fund may be subject to higher operating expenses than if the Shareholder invested in the Portfolio Funds or Holding Vehicle directly. In addition, because of the deduction of the fees payable by the Fund to the Manager, Lexington or FAV and other expenses payable directly by the Fund from amounts distributed to the Fund by the Portfolio Funds or Holding Vehicles, the returns to a Shareholder in the Fund will be lower than the returns to a direct investor in the Portfolio Funds or Holding Vehicles. Fees and expenses of the Fund and the Portfolio Funds or Holding Vehicles will generally be paid regardless of whether the Fund, Portfolio Funds or Holding Vehicles produce positive investment returns. Shareholders could avoid the additional level of fees and expenses of the Fund by investing directly with the Portfolio Funds or Holding Vehicles, although access to many Portfolio Funds and Holding Vehicles may be limited or unavailable, particularly as a secondary investment, and may not be permitted for investors who do not meet the substantial minimum net worth and other criteria for direct investment in Portfolio Funds or Holding Vehicles.
There is a risk that the Fund may be precluded from acquiring an interest in certain Portfolio Funds due to regulatory implications under the 1940 Act or other laws, rules and regulations or may be limited in the amount it can invest in voting securities of Portfolio Funds. Lexington also may refrain from including a Portfolio Fund in the Fund’s portfolio in order to address adverse regulatory implications that would arise under the 1940 Act for the Fund if such an investment was made. In addition, the SEC has adopted Rule
18f-4
under the 1940 Act, which, among other things, may impact the ability of the Fund to enter into unfunded commitment agreements, such as a capital commitment to a Portfolio Fund or as part of a
Co-Investment.
The Fund’s investments in Secondary Investments typically will include an unfunded portion where the Fund commits to invest equity in a Portfolio Fund in the future, as will the Fund’s investments in Primary Investments. Similarly, the Fund’s
Co-Investments
may include an unfunded commitment to invest equity in special purpose vehicles or other issuers. These unfunded commitments generally can be drawn at the discretion of the general partner of the Portfolio Fund or other issuer subject to certain conditions (e.g., notice provisions). At times, the Fund expects that a significant portion of its assets will be invested in money market funds or other cash items, pending the calling of these unfunded commitments, as part of its risk management process to seek to ensure the Fund will have sufficient cash and cash equivalents to meet its obligations with respect to its unfunded commitments to invest equity in Portfolio Funds and special purpose vehicles that acquire Venture and Growth Assets as they come due. In addition, the Fund’s ability to invest may be affected by considerations under other laws, rules or regulations. Such regulatory restrictions, including those arising under the 1940 Act, may cause the Fund to invest in different Portfolio Funds or
Co-Investments
than other clients of Lexington.
If the Fund fails to satisfy capital calls by a Portfolio Fund in a timely manner then, generally, it will be subject to significant penalties, including the complete forfeiture of the Fund’s investment in the Portfolio Fund. Any failure by the Fund to make timely capital contributions may impair the ability of the Fund to pursue its investment program, cause the Fund to be subject to certain penalties from the Portfolio Funds or otherwise impair the value of the Fund’s investments.

The governing documents of a Portfolio Fund generally are expected to include provisions that would enable the general partner, the manager, or a majority in interest (or higher percentage) of its limited partners or members, under certain circumstances, to terminate the Portfolio Fund prior to the end of its stated term. Early termination of a Portfolio Fund in which the Fund is invested may result in the Fund having distributed to it a portfolio of immature and illiquid securities, or the Fund’s inability to invest all of its capital as anticipated, either of which could have a material adverse effect on the performance of the Fund.
Although the Fund will be an investor in a Portfolio Fund, Shareholders will not themselves be equity holders of that Portfolio Fund and will not be entitled to enforce any rights directly against the Portfolio Fund or the Portfolio Fund Manager or assert claims directly against any Portfolio Funds, the Portfolio Fund Managers or their respective affiliates. Shareholders will have no right to receive the information issued by the Portfolio Funds that may be available to the Fund as an investor in the Portfolio Funds. In addition, Portfolio Funds generally are not registered as investment companies under the 1940 Act; therefore, the Fund, as an investor in Portfolio Funds, will not have the benefit of the protections afforded by the 1940 Act. Portfolio Fund Managers may not be registered as investment advisers under the Advisers Act, in which case the Fund, as an investor in Portfolio Funds managed by such Portfolio Fund Managers, will not have the benefit of certain of the protections afforded by the Advisers Act.
Commitments to Portfolio Funds generally are not immediately invested. Instead, committed amounts are drawn down by Portfolio Funds and invested over time, as underlying investments are identified—a process that may take a period of several years, with limited ability to predict with precision the timing and amount of each Portfolio Fund’s drawdowns. During this period, investments made early in a Portfolio Fund’s life are often realized (generating distributions) even before the committed capital has been fully drawn. In addition, many Portfolio Funds do not draw down 100% of committed capital, and historic trends and practices can inform Lexington as to when it can expect to no longer need to fund capital calls for a particular Portfolio Fund. Accordingly, Lexington may make investments and commitments based, in part, on anticipated future capital calls and distributions from Portfolio Funds. This may result in the Fund making commitments to Portfolio Funds in an aggregate amount that exceeds the total amounts invested by Shareholders in the Fund at the time of such commitment (i.e., to “over-commit”). To the extent that the Fund engages in an “over-commitment” strategy, the risk associated with the Fund defaulting on a commitment to a Portfolio Fund will increase. The Fund will maintain cash, cash equivalents, borrowings or other liquid assets in sufficient amounts, in Lexington’s judgment, to satisfy capital calls from Portfolio Funds.
The Fund may seek to invest in a Portfolio Fund’s
non-voting
securities and, together with interests held by other clients of Lexington, may be limited in the amount it can invest. Such limitations are intended to ensure that an underlying Portfolio Fund not be deemed an “affiliated person” of the Fund for purposes of the 1940 Act, which may impose limits on the Fund’s dealings with the Portfolio Fund and its affiliated persons. As a general matter, however, the Portfolio Funds in which the Fund will invest do not typically provide their shareholders with an ability to vote to appoint, remove or replace the general partner of the Portfolio Fund (except under quite limited circumstances that are not presently exercisable). Notwithstanding these limitations, under certain circumstances the Fund could become an affiliated person of a Portfolio Fund or another issuer. In such circumstances, the Fund may be restricted from transacting with the Portfolio Fund or its portfolio companies absent an applicable exemption (whether by rule or otherwise).
The Fund is subject to risks associated with Portfolio Funds with less established sponsors.
The Fund may invest a portion of its assets in Portfolio Funds of less established sponsors. Investments related to such sponsors may involve greater risks than are generally associated with investments with more established sponsors. Less established sponsors tend to have fewer resources, and therefore, are often more vulnerable to failure. Such sponsors also may have shorter operating histories on which to judge future performance and in many cases, if operating, will have negative cash flow. In addition, less mature sponsors could be deemed to be more susceptible to irregular accounting or other fraudulent practices. In the event of fraud by any sponsor related to a Fund investment, the Fund may suffer a partial or total loss of capital invested in such investment. There can be no assurance that any such losses will be offset by gains (if any) realized on the Fund’s other assets.
The Fund is subject to the risks associated with its Portfolio Funds’ underlying investments.
The investments made by the Portfolio Funds will entail a high degree of risk and in most cases be highly illiquid and difficult to value. Unless and until those investments are sold or mature into marketable securities they will remain illiquid. As a general matter, companies in which the Portfolio Fund invests may face intense competition, including competition from companies with far greater financial resources; more extensive research, development, technological, marketing and other capabilities; and a larger number of qualified managerial and technical personnel.
A Portfolio Fund Manager may focus on a particular industry or sector, which may subject the Portfolio Fund, and thus the Fund, to greater risk and volatility than if investments had been made in issuers in a broader range of industries. Likewise, a Portfolio Fund Manager may focus on a particular country or geographic region, which may subject the Portfolio Fund, and thus the Fund, to greater risk and volatility than if investments had been made in issuers in a broader range of geographic regions. In addition, Portfolio Funds may establish positions in different geographic regions or industries that, depending on market conditions, could experience offsetting returns.
The Fund will not obtain or seek to obtain any control over the management of any portfolio company in which any Portfolio Fund may invest. The success of each investment made by a Portfolio Fund will largely depend on the ability and success of the management of the portfolio companies in addition to economic and market factors.
The Fund may have limited opportunities to invest in Secondary Investments.
The Fund may invest in Secondary Investments by acquiring the interests in the Secondary Investments from existing investors in such Secondary Investments (and not from the Secondary Investment itself). In such instances, as the Fund will not be acquiring such interests directly from the Secondary Investment, it is generally not expected that the Fund will have the opportunity to negotiate the terms of the interests being acquired, other than the purchase price, or other special rights or privileges. In addition, the Fund’s investment opportunities may be limited in order for the Fund to satisfy the asset diversification and source-of-income
tests necessary to qualify as a regulated investment company under the Code. See “Risks—
The Fund may fail to qualify as a RIC under Subchapter M of the Code.
” Moreover, certain sponsors of private investment funds may be unwilling to provide consent to the transfer of a Secondary Investment interest to the Fund given certain public disclosure requirements that apply to the Fund. There can be no assurance as to the number of opportunities to invest in Secondary Investments that will be presented to the Fund.
At times, the Fund may have the opportunity to acquire a portfolio of Secondary Investment interests from a seller, on an “all or nothing” basis. In some such cases, certain of the Secondary Investment interests may be less attractive than others, and certain of the Portfolio Fund Managers may be more familiar to Lexington than others or may be more experienced or highly regarded than others. In such cases, it may not be possible for the Fund to carve out from such purchases those Secondary Investments which Lexington considers (for commercial, tax legal or other reasons) less attractive.
When the Fund acquires an interest in a Secondary Investment, including a “tender offer” transaction, the Fund may acquire contingent liabilities of the seller of such interest. More specifically, where the seller has received distributions from the Secondary Investment and, subsequently, that Secondary Investment recalls one or more of these distributions, the Fund (as the purchaser of the interest to which such distributions are attributable and not the seller) may be obligated to return the monies equivalent to such distribution to the

Secondary Investment. While the Fund may, in turn, make a claim against the seller for any such monies so paid, there can be no assurances that the Fund would prevail on such claim.
The Fund may be subject to risks related to Direct Investments.
The market for direct investments may be very limited and competitive, and the direct investments to which the Fund wishes to allocate capital may not be available at any given time. Direct Investments may be heavily negotiated and may create additional transaction costs for the Fund. Direct Investments are more concentrated than investments in Portfolio Funds, which hold multiple portfolio companies.
The valuations of Portfolio Funds in which the Fund invests may be based on imperfect information and is subject to inherent uncertainties.
There is no established market for secondary private asset partnership interests or for the privately-held portfolio companies of private asset sponsors, and there are not likely to be any comparable companies for which public market valuations exist. Although the acquisition price of the Fund’s secondary investments may be the subject of negotiation, the acquisition price is typically determined by reference to the carrying values most recently reported by the underlying funds (which may be based on interim unaudited financial statements) and other available information. In addition, under limited circumstances, the Manager may not have access to all material information relevant to a valuation analysis. For example, sponsors are not generally obligated to update any valuations in connection with a transfer of interests on a secondary basis, and such valuations may not be indicative of current or ultimate realizable values. As a result, the valuation of Portfolio Funds in which the Fund invests may be based on imperfect information and is subject to inherent uncertainties.
Regulatory changes may adversely affect private asset funds.
Legal, tax and regulatory changes could occur that may adversely affect the Fund or its investments, including changes that could make the acquisition of interests in private asset funds in the private secondary market less attractive or make the general partners of private asset funds less likely to consent to transfers. New and existing regulations and burdens of regulatory compliance may directly impact the results of, or otherwise have a material adverse effect on, the private investment funds in which the Fund invests.
The regulatory environment for private investment funds is evolving, and changes in the regulation of private investment funds may adversely affect the value of investments held by the Fund and the ability of the Fund to effectively employ its investment and trading strategies. Increased scrutiny and newly proposed legislation applicable to private investment funds and their sponsors may also impose significant administrative burdens on the Manager, Lexington or FAV and may divert time and attention from portfolio management activities. In addition, and in particular in light of the changing global regulatory climate, the Fund may be required to register under certain foreign laws and regulations, and need to engage distributors or other agents in certain
non-U.S.
jurisdictions in order to market Shares to potential investors. The effect of any future regulatory change on the Fund (due to its investments in Portfolio Funds) could be substantial and adverse. In addition, the securities and futures markets are subject to comprehensive statutes, regulations and margin requirements. The SEC, other regulators and self-regulatory organizations and exchanges are authorized to take extraordinary actions in the event of market emergencies. The regulation of derivatives transactions and funds that engage in such transactions is an evolving area of law and is subject to modification by government and judicial action.
U.S. presidential and congressional elections, and other recent elections, create uncertainty with respect to legal, tax and regulatory regimes in which the Fund and its investments, as well as the Manager, Lexington, FAV and their affiliates, will operate, and the current regulatory environment in the United States may be impacted by future legislative developments that may adversely affect the private equity industry, including regulatory measures for the U.S. financial services industry, increases in tax rates and/or other changes to tax policies. Any significant changes in, among other things, economic policy (including with respect to interest rates or foreign trade), the regulation of the asset management industry, tax law, immigration policy and/or government entitlement programs could have a material adverse impact on the Fund and its investments, and the uncertainty of future legislation could adversely impact the Fund and its ability to achieve its investment objectives.
Failure to comply with any of these laws, rules, and regulations, some of which are subject to interpretation and may be subject to change, could result in a variety of adverse consequences, including civil penalties and fines, which may have material adverse effects. Additionally, foreign investment in securities of companies in certain of the countries in which the Fund may invest is restricted or controlled to varying degrees. These restrictions or controls may at times limit or preclude foreign investment above certain ownership levels or in certain sectors of the country’s economy and increase the costs and expenses of the Fund. While regulation of investment has liberalized in recent years throughout much of the world, there can be no assurance that more restrictive regulations will not be adopted in the future. Some countries require governmental approval for the repatriation of investment income, capital, or the proceeds of sales by foreign investors and foreign currency. The Fund could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation of capital interests and dividends paid on securities or instruments held by the Fund, and income on such securities or instruments or gains from the disposition of such securities or instruments may be subject to withholding taxes or other taxes imposed by certain countries where the Fund invests or in other jurisdictions.
CFIUS and similar
non-U.S.
regulatory regimes.
Current laws and regulations in various jurisdictions give heads of state and regulatory bodies the authority to block or impose conditions with respect to acquisitions of, and investments in, local entities by foreign persons if that acquisition or investment threatens to impair national or economic security or is otherwise deemed undesirable. In addition, many jurisdictions restrict foreign investment by taking steps including but not limited to placing limitations on foreign investment, implementing investment screening or approval mechanisms, and restricting the employment of foreigners as key personnel. In addition, a number of U.S. states are passing and implementing state laws prohibiting or otherwise restricting the acquisition of interests in real property located in the state by foreign persons (“Foreign Ownership Laws”).
In some cases, the Fund’s investments involving a U.S. business (including a U.S. branch or subsidiary of a company domiciled outside of the United States) may be subject to review and approval by the Committee on Foreign Investment in the United States (“CFIUS”). In the event that CFIUS or any
non-U.S.
equivalent thereof reviews one or more investments or in the event that Foreign Ownership Laws or the Outbound Investment Screening Regime (as defined below) applies to a particular investment, there can be no assurance that the Fund will be able to maintain or proceed with such investments on terms that are acceptable to the Manager.
CFIUS may recommend that the U.S. President block such transactions, or CFIUS may impose conditions on such transactions, certain of which may materially and adversely affect the Fund’s ability to execute its investment strategy. Additionally, CFIUS or any
non-U.S.
equivalent thereof may seek to impose limitations on one or more such investments that may prevent the Fund from maintaining or pursuing investment opportunities that the Fund otherwise would have maintained or pursued which could adversely affect the performance of the Fund’s investment in such portfolio investments and thus the performance of the Fund. Legislation to reform CFIUS was signed into law on August 13, 2018, and final regulations implementing this legislation were enacted in 2020. The legislation and its implementing regulations, among other things, expand the scope of CFIUS’s jurisdiction to cover more types of transactions and empower CFIUS to scrutinize more closely investments in U.S. “critical infrastructure,” “critical technology,” and “sensitive personal data” companies. They could also increase the number of transactions involving the Fund that would be subject to CFIUS review and investigation as well as the timing and substantive risks described above. The outcome of CFIUS’s and other foreign direct investment processes may be difficult to predict, and there is no guarantee that, if applicable to a Portfolio Fund, the decisions of CFIUS would not adversely impact the Fund’s investment in such entity.
In response to mounting national security concerns regarding foreign ownership of U.S. land, several U.S. states have recently enacted or proposed Foreign Ownership Laws in an effort to limit foreign ownership of real property. Across the United States, additional proposals to limit foreign ownership of real property are currently working their way through the legislative process, and it is expected that many such proposals will become law in the near future.
Further, the former U.S. President Biden signed an Executive Order in August 2023 which establishes an outbound investment screening regime that is intended to regulate investment by U.S. persons into a “country of concern” relating to certain advanced technology sectors (the “Outbound Investment Screening Regime”). The Outbound Investment Screening Regime’s regulations took effect on January 2, 2025. The Outbound Investment Screening Regime prohibits or requires notification for certain investments in companies that are engaged in covered national security technologies (including semiconductors and microelectronics; quantum information technologies; and certain AI systems). As a result of the Outbound Investment Screening Regime, the Fund may incur significant delays and costs, be altogether prohibited from making a particular investment, or impede or restrict syndication or sale of Fund assets to certain buyers, all of which could adversely affect the Fund’s ability to meet its investment objectives.
These laws could limit the Fund’s ability to invest in certain entities or impose burdensome notification requirements, operational restrictions, or delays in pursuing and consummating transactions.
The Fund’s investments outside of the United States may also face delays, limitations, or restrictions as a result of notifications made under and/or compliance with these legal regimes and rapidly-changing agency practices. Other countries continue to establish and/or strengthen their own national security investment clearance regimes, including in response to U.S. encouragement of other countries to impose CFIUS-like regulations on foreign investment in certain sectors and assets on national security grounds. These regulatory regimes could have a corresponding effect of limiting the Fund’s ability to make investments in such countries. Examples include:

•
India: In April 2020, the Government of India issued Press Note No. 3 (2020 Series), which updated the country’s existing national security regime such that any foreign investment (i) by or from an entity of any country that shares its land border with India or (ii) whose beneficial owner of an investment into India is situated in, or is a citizen of, any country that shares its land border with India, can only be made with prior approval of the Government of India. Further clarity is awaited from the Government of India on what constitutes beneficial ownership, but the application of this rule may inhibit the Fund’s ability to consummate investments involving India. As a result, the Fund may incur significant delays and costs or be altogether prohibited from making a particular investment, all of which could adversely affect the Fund’s ability to meet its investment objectives.

•
European Union (“EU”): Following the EU’s implementation of an
EU-wide
mechanism to coordinate the screening of foreign investment on national security grounds across EU Member States in October 2020, the majority of EU Member States have now introduced foreign investment screening regimes which could impede, restrict, and/or delay the Fund’s investments that have a nexus with the European Union.

•
Australia: Legislation passed in 2020 expands the criteria used to determine whether a transaction must be formally identified to the country’s Foreign Investment Review Board and affords the government new call-in
powers to review transactions that may pose a national security risk.

•
United Kingdom: On January 4, 2022, the screening regime under the National Security and Investment Act 2021 entered into force, requiring mandatory notification for certain acquisitions in 17 strategic sectors and giving the United Kingdom (“UK”) government broad powers to review certain acquisitions in any economic sector.

Other jurisdictions are similarly in the midst of ongoing reform that may establish further restrictions and increase risk by enhancing governments’ powers to scrutinize, impose conditions on, and potentially block mergers, acquisitions, and other transactions. The foregoing requirements may also result in circumstances in which the Fund determines not to pursue certain potential investment opportunities in these countries. Heightened scrutiny of foreign direct investment worldwide may also make it more difficult for the Fund to identify suitable buyers for investments upon exit and may constrain the universe of exit opportunities for an investment in an issuer. As a result of such regimes, the Fund may incur significant delays and costs, be altogether prohibited from making a particular investment, or impede or restrict syndication or sale of Fund assets to certain buyers, all of which could adversely affect the Fund’s ability to meet its investment objectives.
The Portfolio Funds are subject to risks regarding regulatory approvals.
In addition to the risks regarding regulatory approvals, it should be noted that government counterparties or agencies may have the discretion to change or increase regulation of an underlying fund or its portfolio companies’ operations, or implement laws or regulations affecting such entity’s operations, separate from any contractual rights it may have. A fund also could be materially and adversely affected as a result of statutory or regulatory changes or judicial or administrative interpretations of existing laws and regulations that impose more comprehensive or stringent requirements on its portfolio companies. Governments have considerable discretion in implementing regulations, including, for example, the possible imposition or increase of taxes on income earned by or from a fund or gains recognized by the Fund on its investment in such fund, that could impact a fund’s business as well as the Fund’s return on investment with respect to such fund.
In-kind
distributions from Portfolio Funds may not be liquid.
The Fund may receive
in-kind
distributions of securities from Portfolio Funds. There can be no assurance that securities distributed in kind by Portfolio Funds to the Fund will be readily marketable or saleable. The Fund may be required to, or the Manager, Lexington or FAV, in their sole investment discretion, may determine to, hold such securities for an indefinite period. Timing of sales is subject to position size considerations, market liquidity, and other factors considered in the sole investment discretion of the Manager, Lexington or FAV. The Fund may incur additional expense in connection with any disposition of such securities.
The Fund’s
Co-Investments
may be subject to risks associated with the lead investor.
The Fund’s investment portfolio will include
Co-Investments,
which are indirect investments in the equity of private companies, alongside private equity funds and other private equity firms via special purpose vehicles. The Fund’s ability to realize a profit on such
Co-Investments
will be particularly reliant on the expertise of the lead investor in the transaction. There can be no assurance that the Fund will be given
Co-Investment
opportunities, or that any specific
Co-Investment
offered to the Fund would be appropriate or attractive to the Fund in Lexington’s judgment. The market for
Co-Investment
opportunities is competitive and may be limited, and the
Co-Investment
opportunities to which the Fund wishes to allocate assets may not be available at any given time. Due diligence will be conducted on
Co-Investment
opportunities; however, Lexington may not have the ability to conduct the same level of due diligence applied to other investments. In addition, Lexington may have little to no opportunities to negotiate the terms of such
Co-Investments.
The Fund generally will rely on the Portfolio Fund Manager or sponsor offering such
Co-Investment
opportunity to perform most of the due diligence on the relevant portfolio company and to negotiate terms of the
Co-Investment.
The Fund’s ability to dispose of
Co-Investments
may be severely limited, both by the fact that the securities are expected to be unregistered and illiquid and by contractual restrictions that may limit, preclude or require certain approvals for the Fund to sell such investment.
Co-Investments
may be heavily negotiated and, therefore, the Fund may incur additional legal and transaction costs in connection therewith.
The Fund may have limited investment opportunities.
Many entities compete with the Fund in pursuing Venture and Growth Assets. These competitors may have considerably greater financial, technical and marketing resources than the Fund. Some competitors may have a lower cost of funds and access to funding sources that are not available to the Fund. In addition, some competitors may have higher risk tolerances or different risk assessments, which could allow them to consider a wider variety of, or different structures for, private investments than the Fund. Furthermore, many competitors are not subject to the regulatory restrictions that the 1940 Act imposes on the Fund. As a result of this competition and regulatory restrictions, the Fund may not be able to pursue attractive investment opportunities from time to time.
The Fund’s portfolio companies may require additional financings.
Certain of the Fund’s portfolio companies, either directly through
Co-Investments
or indirectly through Portfolio Funds, especially those in a development or “platform” phase, may be expected to require additional financing to satisfy their working capital requirements or acquisition strategies. The amount of such additional financing needed will depend upon the maturity and objectives of the particular company. Each such round of financing (whether from the Fund, Portfolio Fund or other investors) is typically intended to provide the company with enough capital to reach the next major corporate milestone. If the funds provided are not sufficient, the company may have to raise additional capital at a price unfavorable to the existing investors, including the Fund and a Portfolio Fund. In addition, the Fund may make additional debt and equity investments or exercise warrants, options, or convertible securities that were acquired in the initial investment in such company in order to preserve the Fund’s proportionate ownership when a subsequent financing is planned, or to protect the Fund’s investment when such company’s performance does not meet expectations. The availability of capital is generally a function of capital market conditions that are beyond the control of the Fund, a Portfolio Fund or any portfolio company. There can be no assurance that a portfolio company will be able to predict accurately the future capital requirements necessary for success or that additional funds will be available from any source.
The Fund may be subject to risks associated with investments in restructurings.
The Fund, either directly through
Co-Investments
or indirectly through Portfolio Funds, may make investments in restructurings that involve portfolio companies that are experiencing or are expected to experience financial difficulties. These financial difficulties may never be overcome and may cause such company to become subject to bankruptcy proceedings. Such investments could, in certain circumstances, subject the Fund to certain additional potential liabilities that may exceed the value of the Fund’s original investment therein. For example, under certain circumstances, a lender who has inappropriately exercised control over the management and policies of a debtor may have its claims subordinated or disallowed or may be found liable for damages suffered by parties as a result of such actions. In addition, under certain circumstances, payments to the Fund and distributions by the Fund to the investors may be reclaimed if any such payment or distribution is later determined to have been a fraudulent conveyance, preferential payment, or similar transaction under applicable bankruptcy and insolvency laws.
The Fund may be subject to risks associated with investments in mezzanine securities.
M
ezzanine securities generally are rated below investment grade and frequently are unrated and present many of the same risks as senior loans, second lien loans and non-investment
grade bonds. However, unlike senior loans and second lien loans, mezzanine securities are not a senior or secondary secured obligation of the related borrower. They typically are the most subordinated debt obligation in an issuer’s capital structure. Mezzanine securities also may often be unsecured. Mezzanine securities therefore are subject to the additional risk that the cash flow of the related borrower and the property securing the loan may be insufficient to repay the scheduled payments after giving effect to any senior obligations of the related borrower. Mezzanine securities are also expected to be a highly illiquid investment. Mezzanine securities will be subject to certain additional risks to the extent that such loans may not be protected by financial covenants or limitations upon additional indebtedness. Investment in mezzanine securities is a highly specialized investment practice that depends more heavily on independent credit analysis than investments in other types of debt obligations.
The Fund may be subject to risks associated with investments in bank loans.
The market for bank loans may not be highly liquid and the Fund may have difficulty selling them. These investments are subject to both interest rate risk and credit risk, and the risk of non-payment
of scheduled interest or principal. These investments expose the Fund to the credit risk of both the financial institution and the underlying borrower.

General Risks of Investing in the Fund [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
General Risks of Investing in the Fund
The Fund and the Venture and Growth Assets are subject to general investment risks.
There is no assurance that the Fund will achieve its investment objective. There is also no assurance that the portfolio managers will be successful in choosing, making and realizing investments in any particular Venture and Growth Asset or operating company or portfolio of companies. Additionally, there can be no assurance that the Fund will be able to generate returns for its Shareholders or that Shareholders will receive any distribution from the Fund. All investments involve the risk of loss of capital. Accordingly, an investment in the Fund should only be considered by persons for whom a speculative, illiquid, and long-term investment is an appropriate component of a larger investment program and who can afford a loss of their entire investment. Past performance of investment entities associated with Lexington or Lexington’s investment professionals provides no assurance of future success. Accordingly, investors should draw no conclusions from the performance of any other investments of Lexington and should not expect to achieve similar results.
The Fund and the Venture and Growth Assets are subject to risks associated with the use of financial projections.
Estimates or projections of market conditions, prices, and supply and demand dynamics are key factors in evaluating potential investment opportunities and valuing the Fund’s investments and related assets. These estimates are subject to wide variances based on changes in market conditions, underlying assumptions, commodity prices, and technical or investment-related assumptions. The Manager, Lexington and FAV will generally evaluate investment opportunities on the basis of financial projections. Projected operating results of specific investments will often be based on the judgments by the management of the underlying portfolio company. In all cases, projections are only estimates of future results that are based upon assumptions made at the time that the projections are developed. There can be no assurance that the projected results will be obtained, and actual results may vary significantly from the projections. General economic conditions, which are not predictable, can have a material adverse impact on the reliability of such projections.
The Fund will rely on third-party sponsors.
The Fund expects to invest in third party-sponsored Portfolio Funds. The Fund will not have an active role in the management of such funds or their portfolio investments and therefore will not have the opportunity to evaluate the specific investments made by any such fund after the Fund’s date of investment. Moreover, the Fund will likely not be able to dispose of its investment in any such fund despite poor performance. The returns of the Fund will depend significantly on the performance of unrelated sponsors and could be substantially adversely affected by their poor performance. Additionally, Lexington will generally not be in a position to change an unrelated sponsor’s approach, including with respect to portfolio and risk management, conflicts of interest, environmental, social and corporate governance issues and other relevant matters. The general partners of the Portfolio Funds will generally have sole and absolute discretion in structuring, negotiating and purchasing, financing, monitoring and eventually divesting investments made by such Portfolio Funds. Similarly, Lexington will typically not be able to negotiate the level of any fee offsets and will not be responsible for determining whether sponsors are correctly calculating fees or fee offsets. Lexington may not always receive full information from sponsors because certain of this information may be considered proprietary. The lack of access to information may make it more difficult for Lexington to select and evaluate potential investments.

The Fund and the Venture and Growth Assets are subject to risks associated with inflation.
Certain developed economies are experiencing higher than normal inflation rates. It remains uncertain whether substantial inflation in the U.S. and other developed economies will be sustained over an extended period of time or have a significant effect on the U.S. or other economies. Inflation and rapid fluctuations in inflation rates have had in the past, and may in the future have, negative effects on economies and financial markets, particularly in emerging economies. For example, if an underlying portfolio company is unable to increase its revenue in times of higher inflation, its profitability may be adversely affected. Underlying portfolio companies may have revenues linked to some extent to inflation, including, without limitation, by government regulations and contractual arrangement. As inflation rises, an underlying portfolio company may earn more revenue but may incur higher expenses. As inflation declines, an underlying portfolio company may not be able to reduce expenses commensurate with any resulting reduction in revenue. Furthermore, wages and prices of inputs increase during periods of inflation, which can negatively impact returns on investments. In an attempt to stabilize inflation, certain countries have imposed wage and price controls or otherwise intervened in the economy, and certain central banks have raised interest rates. Past governmental efforts to curb inflation have also involved more drastic economic measures. Governmental efforts to curb inflation often have negative effects on the level of economic activity. There can be no assurance that continued and more wide-spread inflation will not become a serious problem in the future and have an adverse impact on the Fund returns. There can be no assurance that continued and more wide-spread inflation in the U.S. and/or other economies will not become a serious problem in the future and have a material adverse impact on the Fund’s returns.
The Fund and the Venture and Growth Assets are subject to risks associated with general economic and market conditions.
The success of the Fund’s activities will be affected by general economic and market conditions in the relevant economy (whether within or outside the U.S.), such as interest rates, availability of credit, credit defaults, inflation rates, economic uncertainty, changes in applicable laws and regulations (including laws relating to the taxation of the Fund’s investments), trade barriers, currency exchange controls, continued technology disruption, tax reform or other significant policy changes as well as national and international political, environmental, and socioeconomic circumstances (including wars, terrorist acts, security operations or public health considerations) in respect of the countries in which the Fund may invest. These factors may affect the level and volatility of securities prices and the liquidity of the Venture and Growth Assets, which could impair the Fund’s profitability or result in losses. In addition, general fluctuations in the market prices of securities and interest rates may affect the Fund’s investment opportunities and the value of the Venture and Growth Assets. Each of Lexington’s and FAV’s financial condition may be adversely affected by a significant general economic downturn and Lexington or FAV may be subject to legal, regulatory, reputational, and other unforeseen risks that could have a material adverse effect on each of Lexington’s and FAV’s businesses and operations, which could impact the Fund. Moreover, a recession, slowdown and/or sustained downturn in the U.S. or global economy (or any particular segment thereof) or weakening of credit markets may (i) adversely affect the Fund’s profitability, (ii) impede the ability of the Venture and Growth Assets to perform, (iii) impair the Fund’s ability to effectively exit the Venture and Growth Assets on favorable terms and (iv) have an adverse impact on the availability of credit to business generally, which in turn may have an adverse impact on the business and operations of the Fund. In addition, rapid changes in inflation could have a negative effect on the performance of the Fund. Any of the foregoing events could result in substantial or total losses to the Fund in respect of certain Venture and Growth Assets, which losses will likely be exacerbated if the Fund chooses to establish a credit facility or use other leverage at the Fund level or at the individual investment level. Any market turmoil, coupled with the threat of an economic slow-down, as well as a perceived increase in counterparty default risk, may have an adverse impact on the availability of credit to businesses generally or which otherwise may have an adverse impact on the business and operations of the Fund, restrict the Fund’s investment activities, and/or impede the Fund’s ability to effectively achieve its investment objective. In addition, economic problems in a single country are increasingly affecting other markets and economies. A continuation of this trend could adversely affect global economic conditions and world markets and, in turn, could adversely affect the Fund’s performance. Investment results may vary substantially on a monthly, quarterly or annual basis. The impact of global market conditions on performance is uncertain, and future results may be lower than reported as of the date hereof.

Recent volatility in the global financial markets and political systems of certain countries may have adverse spill-over effects into the global financial markets generally. Moreover, a recession, slowdown and/or sustained downturn in the global economies (or any particular segment thereof) or weakening of credit markets will adversely affect the Fund’s profitability, impede the ability of the Venture and Growth Assets to perform under or refinance their existing obligations, and impair the Fund’s ability to effectively exit investments on favorable terms. The extent and duration of such environment, to the private equity industry and global markets as a whole, is currently unknown. Any of the foregoing events could result in substantial or total losses to the Fund in respect of certain investments, which losses will likely be exacerbated by the presence of leverage in the capital structure of a particular portfolio company of the Fund. For this reason, valuations are generally subject to heightened uncertainty and subject to numerous subjective judgments, any or all of which could turn out to be incorrect with the benefit of hindsight. Furthermore, traditional valuation approaches that have been used historically may need to be modified in order to effectively capture fair value of private investments in the midst of significant volatility or market dislocation. In light of recent volatility occurring in the markets since such date, material declines from any performance data contained herein have occurred as of the date hereof with respect to certain portfolio investments of Lexington’s funds and further declines are possible. Investors should therefore attach correspondingly qualified consideration to such performance information.
If, due to extraordinary market conditions or other reasons, the Fund and other private investment funds managed by Lexington, FAV or its affiliates were to incur substantial losses, the revenues of the Manager, Lexington, FAV and their affiliates would decline substantially. Such losses may hamper the Manager, Lexington, FAV and their affiliates’ ability to (i) retain employees and (ii) provide the same level of service to the Fund as it has in the past.
The Fund has no operating history.
The Fund is a newly organized,
non-diversified,
closed-end
management investment company with no operating history. The Fund does not have any historical financial statements or other meaningful operating or financial data on which potential investors may evaluate the Fund and its performance.
The Fund is subject to conflicts of interest.
An investment in the Fund is subject to a number of actual or potential conflicts of interest. As a result, the Manager, Lexington, FAV and/or their affiliates have an incentive to enter into arrangements with the Fund, and face conflicts of interest when balancing that incentive against the best interests of the Fund. The Manager, Lexington, FAV and/or their affiliates also face conflicts of interest in their service as investment adviser to other clients, and, from time to time, make investment decisions that differ from and/or negatively impact those made by the Manager, Lexington and/or FAV on behalf of the Fund. See “Potential Conflicts of Interest” below.
The Board may change the Fund’s investment objective and strategies without Shareholder approval.
The Board will have the authority to modify or waive certain of the Fund’s operating policies and strategies without prior notice and without Shareholder approval (except as required by the 1940 Act or other applicable laws). The Fund cannot predict the effects that any changes to its current operating policies and strategies would have on the Fund’s business, operating results and value of its Shares. Nevertheless, the effects may adversely affect the Fund’s business and impact its ability to make distributions.
The Fund is actively managed and subject to management risk.
The Fund is subject to management risk because it is an actively managed investment portfolio. The Fund’s ability to achieve its investment objective depends upon Lexington’s and FAV’s skills in determining the Fund’s allocation of its assets and in selecting the best mix of investments. There is a risk that Lexington’s and FAV’s evaluations and assumptions regarding asset classes or investments may be incorrect in view of actual market conditions. Lexington and FAV each will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results. The Fund may be subject to a relatively high level of management risk because the Fund invests in private assets, which are highly specialized instruments that require investment techniques and risk analyses different from those associated with investing in public equities and bonds. The Fund’s allocation of its investments across Venture and Growth Assets and other portfolio investments representing various strategies, geographic regions, asset classes and sectors may vary significantly over time based on Lexington’s or FAV’s analysis and judgment. As a result, the particular risks most relevant to an investment in the Fund, as well as the overall risk profile of the Fund’s portfolio, may vary over time. It is possible that the Fund will focus on an investment that performs poorly or underperforms other investments under various market conditions.
The Fund’s performance will depend on Lexington, FAV and key personnel.
Investors in the Fund are placing their investment in the discretion of, and are dependent upon the skill and experience of, Lexington, FAV and the Fund’s investment professionals and investors will be relying on the ability of Lexington, FAV and such investment professionals to identify, select, structure and implement the investments to be made using the capital available to the Fund. In the event of the death, disability, or departure of key personnel of Lexington, FAV or their respective affiliates, the business and the performance of the Fund may be adversely affected. The interests of these professionals in the Lexington and FAV and the Incentive Fee should tend to discourage them from withdrawing participation in the Fund’s investment activities. However, there can be no assurance that any such professional will continue to be associated with Lexington, FAV or their respective affiliates throughout the life of the Fund or that any replacement will perform well.
Further, the time, dedication and scope of work of a professional varies considerably—for example, it is expected that certain professionals will devote substantial time and efforts to projects of other Lexington funds as well and maintain leadership roles across other strategies. The fact that the investment team will share certain personnel (including investment committee members) and resources with such other Lexington funds furthers this conflict given the overlap in senior leadership.
Some of the senior and other professionals involved in prior Lexington funds will not be part of the team working on the Fund. Conflicts of interest may arise in allocating management time, services or functions of the investment team and Lexington and FAV, and the ability of the members of the investment team to access other professionals and resources within Lexington or FAV for the benefit of the Fund may be limited.
The Fund’s strategy involves investments in “undervalued” assets.
The Fund’s investment strategy is based, in part, upon the premise that certain potential investments may be available for purchase by the Fund at “undervalued” prices. However, making investments at what may appear to be “undervalued” or “discounted” levels is no guarantee that these investments will generate attractive risk-adjusted returns to the Fund, and such investments may be subject to further reductions in value. No assurance can be given that investments can be acquired at favorable prices or that the market for such interests will continue to improve. In addition, the Fund’s Incentive Fee structure could create an incentive to buy assets with steep discounts compared to their sponsor’s valuation of such assets.
Lexington’s due diligence process may entail evaluation of important and complex issues and may require outside consultants.
Before making an investment in a Venture and Growth Asset, Lexington will typically conduct due diligence that it deems reasonable and appropriate based on the facts and circumstances applicable to such investment. Due diligence generally entails evaluation of important and complex business, financial, tax, accounting, environmental, social, government, compliance and legal issues. Outside consultants, legal advisors, appraisers, accountants, investment banks, other third parties, and the private equity sponsors themselves often are involved in the sourcing and due diligence process and/or the ongoing operation of the Fund’s investments to varying degrees depending on the type of investment. Such involvement of third-party advisors or consultants presents a number of risks, including that Lexington has reduced control of the functions that are outsourced. In addition, if Lexington is unable to timely engage third-party providers, the Fund’s ability to evaluate and acquire more complex targets could be adversely affected. When conducting due diligence and making an assessment regarding an investment in an underlying fund, Lexington will rely on the resources available to it, including information provided by the target of the investment and, in some circumstances, third-party investigations. Representations made by a counterparty could be inaccurate, and the third-party investigations may not uncover risks. The due diligence investigation that Lexington carries out with respect to any investment opportunity may not reveal or highlight all relevant facts that are necessary or helpful in evaluating such investment opportunity. Moreover, such an investigation will not necessarily result in the investment being successful. Conduct occurring at the funds and operating companies in which the Fund invests, even activities that occurred prior to the Fund’s investment therein, could have an adverse impact on the Fund.
In circumstances where Lexington accesses
non-public
confidential information, there is a possibility that certain trading restrictions would apply to Lexington and its affiliates, which may affect the Fund’s ability to transact.
In addition, at times, the Fund’s investment opportunities will require rapid execution, and investment analyses and decisions by Lexington frequently will be undertaken on an expedited basis to take advantage of investment opportunities. In such cases, the information available to Lexington at the time an investment decision is made can be limited, and Lexington at times will not have access to detailed information regarding the investment. Therefore, no assurance can be given that Lexington will have knowledge of all circumstances that could adversely affect an investment. In addition, Lexington will from time to time involve independent consultants in connection with its evaluation or diligence of certain proposed investments. No assurance can be given as to the accuracy or completeness of the information provided by such independent consultants and the Fund may incur liability as a result of such consultants’ actions.
Secondary investments are highly illiquid and typically subject to significant transfer restrictions.
Limited partnership interests or other interests in which the Fund seeks to invest are highly illiquid and typically subject to significant transfer restrictions, including approval requirements from the fund’s general partner in its sole discretion and rights of first refusal in favor of other investors. Completion of transfers is often time-consuming and difficult. There can be no assurance that the Fund will be successful in closing on acquisitions of secondary interests, even in situations where it has signed a binding contract to acquire the investments.
The Fund will generally hold
non-controlling
interests in its Portfolio Funds or
Co-Investments.
The Fund will generally hold
non-controlling
interests in its Portfolio Funds or
Co-Investments.
The Fund may have a limited ability to protect its position in such Portfolio Funds or
Co-Investments
(other than by exercise of those rights afforded to limited partners). The Fund may make investments with other third parties through acquisition vehicles, joint ventures, or other entities. The Fund may co-invest
with third parties through consortiums of private equity investors, joint ventures or other entities. Such investments may involve risks in connection with such third-party involvement, including the possibility that a third-party co-venturer
may have financial, legal, or regulatory difficulties, resulting in a negative impact on such investment, may have economic or business interests or goals that are inconsistent with those of the Fund, or may be in a position to take (or block) action in a manner contrary to the Fund’s investment objectives. In addition, the Fund may in certain circumstances be liable for the actions of its third-party co-venturers.
Furthermore, third-party
co-venturers
may provide services similar to, and overlapping with, services provided by Lexington to the Fund, other Lexington funds or their respective portfolio investments, and, notwithstanding the foregoing, fees attributable to such services will not offset Management Fee or Incentive Fee or otherwise be allocated to, or shared with, the Shareholders. Additional conflicts would arise if a joint venture partner or counterparty is related to Lexington in any way, such as through a sub-advisory
relationship with Lexington and its affiliates.

The Fund has a broad investment mandate.
The investment strategy of the Fund covers a broad range of fund strategies and geographic regions. Moreover, the types of investment structures utilized, and securities issued, by Venture and Growth Assets continue to evolve and include, for example, investments in special purpose acquisition companies (whether in an IPO or thereafter, through a “PIPE” investment or otherwise). Investors must rely upon the ability of the Manager, Lexington and FAV to identify, structure and implement investments that they believe are consistent with the Fund’s overall investment objectives and policies at such times as they determine. There are no material limitations on the funds, companies, markets or countries in which the Fund may invest. Subject to the foregoing, the Fund may, directly through Direct Investments and/or indirectly through the Portfolio Funds, make investments in various types of instruments, including partnership interests and preferred and common stock, and across asset classes.
Investments in the Fund will be primarily illiquid.
The Fund is designed primarily for long-term investors. An investment in the Fund, unlike an investment in a traditional listed closed-end
fund, should be considered illiquid. The Shares are appropriate only for investors who are comfortable with investment in less liquid or illiquid portfolio investments within an illiquid fund. An investment in the Shares is not suitable for investors who need access to the money they invest. Unlike open-end
funds (commonly known as mutual funds), which generally permit redemptions on a daily basis, the Shares will not be redeemable at a Shareholder’s option. Unlike stocks of listed closed-end
funds, the Shares are not listed, and are not expected to be listed, for trading on any securities exchange, and the Fund does not expect any secondary market to develop for the Shares in the foreseeable future. The Fund’s investments in Venture and Growth Assets will be illiquid and typically cannot be transferred or redeemed for a substantial period of time. The Shares are designed for long-term investors, and the Fund should not be treated as a trading vehicle.
There can be no assurance that the Fund will conduct repurchase offers in a particular period.
Although the Board may, in its sole discretion, cause the Fund to offer to repurchase outstanding Shares at their net asset value and the Manager intends to recommend that, in normal market circumstances, the Board authorize the Fund to conduct quarterly repurchase offers of no more than 2.5% of the Fund’s net assets.
There can be no assurance that the Fund will conduct repurchase offers in any particular period and Shareholders may be unable to tender Shares for repurchase for an indefinite period of time.
There will be a substantial period of time between the date as of which Shareholders must submit a request to have their Shares repurchased and the date they can expect to receive payment for their Shares from the Fund. Shareholders whose Shares are accepted for repurchase bear the risk that the Fund’s net asset value may fluctuate significantly between the time that they submit their repurchase requests and the date as of which such Shares are valued for purposes of such repurchase. Shareholders will have to decide whether to request that the Fund repurchase their Shares without the benefit of having current information regarding the value of Shares on a date proximate to the date on which Shares are valued by the Fund for purposes of effecting such repurchases. See “Repurchase of Shares.”
Offers for repurchases of Shares, if any, may be suspended, postponed or terminated by the Board under certain circumstances. An investment in the Fund is suitable only for investors who can bear the risks associated with the limited liquidity of Shares and the underlying investments of the Fund. Additionally, because Shares are not listed on any securities exchange, the Fund is not required, and does not intend, to hold annual meetings of its Shareholders unless called for under the provisions of the 1940 Act.
Substantial repurchase requests may have a material adverse effect on the Fund’s ability to achieve its investment objective and the value of the Shares.
Shares are considerably less liquid than shares of funds that trade on a stock exchange, or shares of open-end registered investment companies. It is possible that the Fund may be unable to repurchase all of the Shares that a Shareholder tenders due to the illiquidity of the Fund investments or if the Shareholders request the Fund to repurchase more Shares than the Fund is then offering to repurchase. Moreover, one or more feeder vehicles will be formed to facilitate indirect investments in the Fund by certain investors. Requests by these investors to withdraw their interests in a feeder vehicle are expected to result in tenders by the feeder vehicle in a tender offer by the Fund and could contribute to an over-subscription of a particular tender offer. In addition, substantial requests for the Fund to repurchase Shares could require the Fund to liquidate certain of its investments more rapidly than otherwise desirable in order to raise cash to fund the repurchases and achieve a market position appropriately reflecting a smaller asset base. This could have a material adverse effect on the value of the Shares.
The level of Shareholder participation in the Fund’s repurchase offers may increase as a result of events that are unrelated to the Fund’s investment performance or operations. Due to the Manager’s affiliation with a publicly traded parent company, short sellers or other market participants may from time to time publish reports, commentary or other materials regarding the Manager’s parent company and its affiliates. Such reports or commentary may create negative market sentiment with respect to the parent company’s publicly traded securities and could cause Shareholders to seek to tender their Shares at levels higher than the Fund would otherwise anticipate.
To the extent the Fund obtains repurchase proceeds by disposing of its interest in certain Venture and Growth Assets, the Fund will thereafter hold a larger proportion of its assets in the remaining Venture and Growth Assets, some of whose interests at times may be less liquid or illiquid. This could adversely affect the ability of the Fund to fund subsequent repurchase requests of Shareholders or to conduct future repurchases at all. In addition, after giving effect to such dispositions, the remaining Venture and Growth Assets may not reflect the Advisers’ ideal judgments as to the desired portfolio composition of the Fund’s Venture and Growth Assets, in that the Fund’s performance may be tied to the performance of fewer Venture and Growth Assets and/or may not reflect the Advisers’ judgment as to the Fund’s optimal exposure to particular asset classes or investment strategies. These consequences may be particularly applicable if the Fund received requests to repurchase substantial amounts of Shares and may have a material adverse effect on the Fund’s ability to achieve its investment objective and the value of the Shares. In addition, substantial repurchases of Shares could result in a sizeable decrease in the Fund’s net assets, resulting in an increase in the Fund’s total annual operating expense ratio.
The Fund will have access to confidential information.
The Fund will likely have access to or acquire confidential information relating to its investments. The Fund will likely limit the information reported to its investors with respect to such investments.
Shares are not freely transferable.
Transfers of Shares may be made only by operation of law pursuant to the death, divorce, insolvency, bankruptcy, or adjudicated incompetence of the Shareholder or with the prior written consent of the Board, which may be withheld in the Board’s sole discretion. Notice to the Fund of any proposed transfer must include evidence satisfactory to the Board that the proposed transferee, at the time of transfer, meets any requirements imposed by the Fund with respect to investor eligibility and suitability.
The Fund is classified as
non-diversified
for purposes of the 1940 Act.
The Fund is classified as a
“non-diversified”
investment company for purposes of the 1940 Act, which means it is not subject to percentage limitations under the 1940 Act on assets that may be invested in the securities of any one issuer.
As a
non-diversified
investment company, investors have no assurance as to the degree of diversification of the Fund’s investments, either by strategy, vintage, sponsor, asset type, industry, geographic region or sector.

Lexington will seek to make investments on behalf of the Fund across a range of asset classes, industries and geographies taking into account prevailing market conditions and available investment opportunities, but the Fund’s investments may be focused on a limited number of investment opportunities, asset classes, vintages, industries or geographic regions, subject to compliance with applicable law. To the extent the Fund’s investments are focused on a particular underlying fund or related funds, sponsor, asset type, industry, security or geographic region, its investments will become more susceptible to fluctuations in value resulting from adverse economic or business conditions with respect thereto. Certain sponsors, vintages, geographic regions and/or industries in which the Fund may be heavily invested may be more adversely affected by economic pressures when compared to other sponsors, vintages, geographic regions and/or industries. As a consequence, the Fund’s performance may be adversely affected by the unfavorable performance of one or a limited number of investments. Moreover, there are no assurances that any or all of the Fund’s investments will perform well or avoid loss, and if certain investments perform unfavorably, for the Fund to achieve above-average returns, one or a few of its other investments must perform very well. There are no assurances that this will be the case.
Having a larger percentage of assets in a smaller number of issuers makes a non-diversified
fund, like the Fund, more susceptible to the risk that one single event or occurrence can have a significant adverse impact upon the Fund.
The Fund’s investments may be difficult to value.
The Fund is subject to valuation risk, which is the risk that one or more of the securities in which the Fund invests are valued at prices that the Fund is unable to obtain upon sale due to factors such as incomplete data, market instability, human error, or, with respect to securities for which there are no readily available market quotations, the inherent difficulty in determining the fair value of certain types of investments. The Manager may, but is not required to, use an independent pricing service or prices provided by dealers to value securities at their market value. Because the secondary markets for certain investments may be limited, such instruments may be difficult to value.
The legal, regulatory, disclosure, accounting, auditing and reporting standards in certain of the countries in which the Fund’s portfolio investments may be made may be less stringent and may not provide the same degree of protection or information to investors as would generally apply in the United States. The accounting, auditing and financial reporting standards and practices applicable to foreign companies may be less rigorous, and there may be significant differences between financial statements prepared in accordance with those accounting standards as compared to financial statements prepared in accordance with international accounting standards. Consequently, the net asset value of the Fund published from time to time may not accurately reflect a realistic value for any or all of the investments.
A substantial portion of the Fund’s assets are expected to consist of Venture and Growth Assets for which there are no readily available market quotations. The information available in the marketplace for such companies, their securities and the status of their businesses and financial conditions is often extremely limited, outdated and difficult to confirm. Such securities are valued by the Manager, as valuation designee pursuant to Rule 2a-5 under the 1940 Act, at fair value based on input from the sponsor or general partner of such investment as determined pursuant to policies and procedures approved by the Board. In determining fair value, the Manager is required to consider all appropriate factors relevant to value and all indicators of value available to the Fund. The determination of fair value necessarily involves judgment in evaluating this information in order to determine the price that the Fund might reasonably expect to receive for the security upon its current sale. The most relevant information may often be provided by the issuer of the securities. Given the nature, timeliness, amount and reliability of information provided by the issuer, fair valuations may become more difficult and uncertain as such information is unavailable or becomes outdated. In some instances, returns on secondary investments will be higher than returns on primary investments as a result of such secondary investments being purchased at a discount, and then revalued based on the practical expedient next reported for such secondary investment.

Shareholders should recognize that valuations of illiquid assets involve various judgments and consideration of factors that may be subjective. The value at which the Fund’s investments can be liquidated may differ, sometimes significantly, from the valuations assigned by the Fund. In addition, the timing of liquidations may also affect the values obtained on liquidation. The Fund will invest a significant amount of its assets in private market investments for which no public market exists. There can be no guarantee that the Fund’s investments could ultimately be realized at the Fund’s valuation of such investments. In addition, the Fund’s compliance with the asset diversification tests under the Code depends on the fair market values of the Fund’s assets, and, accordingly, a challenge to the valuations ascribed by the Fund could affect its ability to comply with those tests or require it to pay penalty taxes in order to cure a violation thereof. These factors could adversely affect Shareholders whose Shares are repurchased as well as new Shareholders and remaining Shareholders.
The valuations reported by the Portfolio Fund Managers, based upon which the Fund determines its net asset value and the net asset value per Share, may be subject to later adjustment or revision. For example, fiscal year-end net asset value calculations of the Portfolio Funds may be revised as a result of audits by their independent auditors. Other adjustments may occur from time to time. Because such adjustments or revisions, whether increasing or decreasing the net asset value of the Fund at the time they occur, relate to information available only at the time of the adjustment or revision, the adjustment or revision may not affect the amount of the repurchase proceeds of the Fund received by Shareholders who had their Shares repurchased prior to such adjustments and received their repurchase proceeds. As a result, to the extent that such subsequently adjusted valuations from the Portfolio Fund Managers or revisions to the net asset value of a Portfolio Fund adversely affect the Fund’s net asset value, the outstanding Shares may be adversely affected by prior repurchases to the benefit of Shareholders who had their Shares repurchased at a net asset value higher than the adjusted amount. Conversely, any increases in the net asset value resulting from such subsequently adjusted valuations may be entirely for the benefit of the outstanding Shares and to the detriment of Shareholders who previously had their Shares repurchased at a net asset value lower than the adjusted amount. The same principles apply to the purchase of Shares.
The valuations of Shares may be significantly affected by numerous factors, some of which are beyond the Fund’s control and may not be directly related to the Fund’s operating performance. These factors include: changes in regulatory policies or tax guidelines; changes in earnings or variations in operating results; changes in the value of the Fund’s investments; changes in accounting guidelines governing valuation of the Fund’s investments; any shortfall in revenue or net income or any increase in losses from levels expected by investors; departure of the Manager or certain of its respective key personnel; and general economic trends and other external factors.
In addition, the overall performance of the Fund may also be affected by situations where, in order to make investments considered desirable, the Fund is required to make other investments considered less desirable or for which the Manager is less comfortable with the estimated valuations.
The Fund’s net asset value is a critical component in several operational matters including computation of the Management Fee, the Incentive Fee and the Distribution and Servicing Fee, and determination of the price at which the Shares will be offered and at which a repurchase offer will be made. Consequently, variance in the valuation of the Fund’s investments will impact, positively or negatively, the fees and expenses Shareholders will pay, the price a Shareholder will receive in connection with a repurchase offer and the number of Shares an investor will receive upon investing in the Fund. It is expected that the Fund will accept purchases of Shares as of the first business day of each month. The number of Shares a Shareholder will receive will be based on the Fund’s most recent net asset value, which will be calculated for the last business day of the preceding month (
i.e.
, one business day prior to date on which the Fund will accept purchases). For more information regarding the Fund’s subscription process, see “Purchasing Shares.”
The Manager generally expects to receive information for the Fund’s investments in private market investments, including Portfolio Funds and Direct Investments, on which it will base the Fund’s net asset value only as of each calendar quarter end and on a significant delay. The Manager generally does not expect to receive updated information intra quarter for such investments. As a result, the Fund’s net asset value for periods other than calendar quarter end will likely be based on information from the prior quarter and market inputs that are observable to the Manager, but may not reflect all adjustments that a Portfolio Fund Manager would make based on information that has not been shared with the Manager. As a result, in certain situations, the Manager may not reflect adjustments to the value of the Fund’s investments due to impairments or other market factors than the Manager would make if it had access to such information, resulting in such investments potentially being overvalued in hindsight. The Fund may need to liquidate certain investments, including its investments in private market investments, in order to repurchase Shares in connection with a repurchase offer. A subsequent decrease in the valuation of the Fund’s investments after a repurchase offer could potentially disadvantage remaining Shareholders to the benefit of Shareholders whose Shares were accepted for repurchase. Alternatively, a subsequent increase in the valuation of the Fund’s investments could potentially disadvantage Shareholders whose Shares were accepted for repurchase to the benefit of remaining Shareholders. Similarly, a subsequent decrease in the valuation of the Fund’s investments after a subscription could potentially disadvantage subscribing investors to the benefit of pre-existing
Shareholders, and a subsequent increase in the valuation of the Fund’s investments after a subscription could potentially disadvantage pre-existing
Shareholders to the benefit of subscribing investors. For more information regarding the Fund’s calculation of its net asset value, see “Net Asset Valuation.”
The Fund cannot guarantee the amount or frequency of distributions.
The amount of distributions that the Fund may pay is uncertain. The Fund expects to pay distributions out of assets legally available for distribution from time to time, at the sole discretion of the Board, and otherwise in a manner so as to qualify, and remain qualified, as a RIC under the Code. See “Distributions.” Nevertheless, the Fund cannot assure Shareholders that the Fund will achieve investment results that will allow the Fund to make a specified level of cash distributions or year-to-year
increases in cash distributions. The Fund’s ability to pay distributions may be adversely affected by the impact of the risks described in this Prospectus. All distributions will depend on the Fund’s earnings, its net investment income, its financial condition, and such other factors as the Board may deem relevant from time to time.
The Fund cannot guarantee that it will make distributions. The Fund may finance its cash distributions to Shareholders from any sources of funds available to the Fund, including offering proceeds, borrowings, net investment income from operations, capital gains proceeds from the sale of assets (including fund investments), non-capital
gains proceeds from the sale of assets (including fund investments), dividends or other distributions paid to the Fund on account of preferred and common equity investments by the Fund in Venture and Growth Assets and expense reimbursements from the Manager. The Fund has not established limits on the amount of funds the Fund may use from available sources to make distributions. The repayment of any amounts owed to the Manager or its affiliates will reduce future distributions to which you would otherwise be entitled.
Additional subscriptions will dilute the voting interest of existing Shareholders.
The Fund intends to accept additional subscriptions for Shares, and such subscriptions will dilute the voting interest of existing Shareholders in the Fund. Additional subscriptions will also dilute the indirect interests of existing Shareholders in the Fund investments prior to such purchases, which could have an adverse impact on the existing Shareholders’ interests in the Fund if subsequent Fund investments underperform the prior investments.
The Fund and certain service providers may have access to Shareholders’ personal information.
The Manager, Lexington, FAV, the auditors, the custodian and the other service providers to the Fund may receive and have access to personal data relating to Shareholders, including information contained in a prospective investor’s subscription documents and arising from a Shareholder’s business relationship with the

Fund, the Manager, Lexington and/or FAV. Such information may be stored, modified, processed or used in any other way, subject to applicable laws, by the Manager, Lexington, FAV and by the Fund’s other service providers and their agents, delegates, sub-delegates
and certain third parties in any country in which such person conducts business. Subject to applicable law, Shareholders may have rights in respect of their personal data, including a right to access and rectification of their personal data and may in some circumstances have a right to object to the processing of their personal data.
Lexington and its affiliates manage funds and accounts with similar strategies and objectives to the Fund.
Lexington and its affiliates are investment advisers to various clients for whom they make private asset investments of the same type as the Fund. Lexington and its affiliates also may agree to act as investment adviser to additional clients that make private asset investments of the same type as the Fund. In addition, Lexington will be permitted to organize other pooled investment vehicles with principal investment objectives different from those of the Fund. It is possible that a particular investment opportunity would be a suitable investment for the Fund and such clients or pooled investment vehicles. See “Potential Conflicts of Interest” below.
The Fund may be subject to leverage risk.
The use of leverage creates an opportunity for increased Share gains, but also creates risks for Shareholders. The Fund cannot assure Shareholders that the use of leverage, if employed, will benefit the common shares. Any leveraging strategy the Fund employs may not be successful.
Leverage involves risks and special considerations for Shareholders, including:

•	the likelihood of greater volatility of NAV of the Shares than a comparable portfolio without leverage;

•	the risk that fluctuations in interest rates or dividend rates on any leverage that the Fund must pay will reduce the return to Shareholders;

•	the effect of leverage in a declining market, which is likely to cause a greater decline in the NAV of the Shares than if the Fund were not leveraged; and

•	leverage may increase operating costs, which may reduce total return.
Any decline in the NAV of the Fund’s investments will be borne entirely by Shareholders. Therefore, if the market value of the Fund’s portfolio declines, leverage will result in a greater decrease in NAV to Shareholders than if the Fund were not leveraged. While the Fund may from time to time consider reducing any outstanding leverage in response to actual or anticipated changes in interest rates in an effort to mitigate the increased volatility of current income and NAV associated with leverage, there can be no assurance that the Fund will actually reduce any outstanding leverage in the future or that any reduction, if undertaken, will benefit Shareholders. Changes in the future direction of interest rates are very difficult to predict accurately. If the Fund were to reduce any outstanding leverage based on a prediction about future changes to interest rates, and that prediction turned out to be incorrect, the reduction in any outstanding leverage may reduce the income and/or total returns to Shareholders relative to the circumstance where the Fund had not reduced any of its outstanding leverage.
Certain types of leverage used by the Fund may result in the Fund being subject to covenants relating to asset coverage and portfolio composition requirements. The Fund may be subject to certain restrictions on investments imposed by guidelines of one or more rating agencies, which may issue ratings for the short-term corporate debt securities or preferred shares issued by the Fund. These guidelines may impose asset coverage or portfolio composition requirements that are more stringent than those imposed by the 1940 Act. Lexington and FAV do not believe that these covenants or guidelines will impede it from managing the Fund’s portfolio in accordance with the Fund’s investment objective and policies.

In addition to the foregoing, the use of leverage treated as indebtedness of the Fund for U.S. federal income tax purposes may reduce the amount of Fund dividends that are otherwise eligible for the dividends received deduction in the hands of corporate Shareholders.
The Fund may be subject to risks related to stapled secondary transactions.
With respect to certain
sponsor-led
transactions, a general partner or investment manager may expect the Fund to commit on a primary basis to a new, blind pool investment vehicle that it is sponsoring as a condition to participating in a sponsor-led
transaction in what is otherwise known as a “stapled secondary” transaction, which may present a number of risks. Any such new fund may not produce positive investment returns, which may in turn adversely impact the performance of the Fund. The Fund may have difficulty identifying attractive transactions that are unencumbered by requirements to make less attractive primary investments.

Other Investment Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Other Investment Risks
The Fund will hold cash, money market instruments and other short-term investments which may lower the Fund’s performance.
For temporary defensive purposes, the Fund may invest up to 100% of its assets in cash equivalents and short-term debt securities. Short-term debt securities are defined to include, without limitation, the following:

•
U.S. government securities, including bills, notes and bonds differing as to maturity and rates of interest that are either issued or guaranteed by the U.S. Treasury or by U.S. government agencies or instrumentalities. U.S. government securities include securities issued by: (a) the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration and Government National Mortgage Association, the securities of which are supported by the full faith and credit of the United States; (b) the Federal Home Loan Banks, Federal Intermediate Credit Banks and Tennessee Valley Authority, the securities of which are supported by the right of the agency to borrow from the U.S. Treasury; (c) the Federal National Mortgage Association, the securities of which are supported by the discretionary authority of the U.S. government to purchase certain obligations of the agency or instrumentality; and (d) the Student Loan Marketing Association, the securities of which are supported only by its credit. While the U.S. government provides financial support to such U.S. government-sponsored agencies or instrumentalities, no assurance can be given that it always will do so since it is not so obligated by law. The U.S. government, its agencies and instrumentalities do not guarantee the market value of their securities. Consequently, the value of such securities may fluctuate.

•
Certificates of deposit issued against funds deposited in a bank or a savings and loan association. Such certificates are for a definite period of time, earn a specified rate of return and are normally negotiable. The issuer of a certificate of deposit agrees to pay the amount deposited plus interest to the bearer of the certificate on the date specified thereon. Certificates of deposit purchased by the Fund may not be fully insured by the Federal Deposit Insurance Corporation.

•	Repurchase agreements, which involve purchases of debt securities.

•
Commercial paper, which consists of short-term unsecured promissory notes, including variable rate master demand notes issued by corporations to finance their current operations. Master demand notes are direct lending arrangements between the Fund and a corporation. There is no secondary market for such notes. However, they are redeemable by the Fund at any time. The Manager, Lexington and/or FAV will consider the financial condition of the corporation (e.g., earning power, cash flow and other liquidity ratios) and will continuously monitor the corporation’s ability to meet all of its financial obligations, because the Fund’s liquidity might be impaired if the corporation were unable to pay principal and interest on demand. Investments in commercial paper will be limited to commercial paper rated in the highest categories by a major rating agency and which mature within one year of the date of purchase or carry a variable or floating rate of interest.

The Fund may be subject to risks associated with below investment grade securities.
The Fund may invest in securities that are rated, at the time of investment, below investment grade quality (rated Ba/BB or below, or judged to be of comparable quality by the Manager, Lexington and/or FAV), which are commonly referred to as “high yield” or “junk” bonds and are regarded as predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal when due. The value of high yield, lower quality bonds is affected by the creditworthiness of the issuers of the securities and by general economic and specific industry conditions. Issuers of high yield bonds are not perceived to be as strong financially as those with higher credit ratings. These issuers are more vulnerable to financial setbacks and recession than more creditworthy issuers, which may impair their ability to make interest and principal payments. Lower grade securities may be particularly susceptible to economic downturns. It is likely that an economic recession could severely disrupt the market for such securities and may have an adverse impact on the value of such securities. In addition, it is likely that any such economic downturn could adversely affect the ability of the issuers of such securities to repay principal and pay interest thereon and increase the incidence of default for such securities.
Lower grade securities, though often high yielding, are characterized by high risk. They may be subject to certain risks with respect to the issuing entity and to greater market fluctuations than certain lower yielding, higher rated securities. The secondary market for lower grade securities may be less liquid than that for higher rated securities. Adverse conditions could make it difficult at times for the Fund to sell certain securities or could result in lower prices than those used in calculating the Fund’s net asset value. Because of the substantial risks associated with investments in lower grade securities, you could lose money on your investment in the Fund, both in the short-term and the long-term.
The prices of fixed-income securities generally are inversely related to interest rate changes; however, below investment grade securities historically have been somewhat less sensitive to interest rate changes than higher quality securities of comparable maturity because credit quality is also a significant factor in the valuation of lower grade securities. On the other hand, an increased rate environment results in increased borrowing costs generally, which may impair the credit quality of low-grade
issuers and thus have a more significant effect on the value of some lower grade securities. In addition, the current low rate environment has expanded the historic universe of buyers of lower grade securities as traditional investment grade oriented investors have been forced to accept more risk in order to maintain income. As rates rise, these recent entrants to the low-grade
securities market may exit the market and reduce demand for lower grade securities, potentially resulting in greater price volatility.
The ratings of Moody’s, S&P, Fitch and other rating agencies represent their opinions as to the quality of the obligations which they undertake to rate. Ratings are relative and subjective and, although ratings may be useful in evaluating the safety of interest and principal payments, they do not evaluate the market value risk of such obligations. Although these ratings may be an initial criterion for selection of portfolio investments, the Manager, Lexington and/or FAV also will independently evaluate these securities and the ability of the issuers of such securities to pay interest and principal. To the extent that the Fund invests in lower grade securities that have not been rated by a rating agency, the Fund’s ability to achieve its investment objective will be more dependent on the Manager’s, Lexington’s and/or FAV’s credit analysis than would be the case when the Fund invests in rated securities.
The Fund may invest in securities rated in the lower rating categories (rated as low as D, or unrated but judged to be of comparable quality by the Manager, Lexington and/or FAV). For these securities, the risks associated with below investment grade instruments are more pronounced.
The Fund may be subject to risks associated with corporate bonds.
The market value of a corporate bond generally may be expected to rise and fall inversely with interest rates. The market value of intermediate and longer term corporate bonds is generally more sensitive to changes in interest rates than is the market value of shorter term corporate bonds. The market value of a corporate bond also may be affected by factors directly related to the issuer, such as investors’ perceptions of the creditworthiness of the issuer, the issuer’s financial performance, perceptions of the issuer in the market place, performance of management of the issuer, the issuer’s capital structure and use of financial leverage and demand for the issuer’s goods and services. There is a risk that the issuers of corporate bonds may not be able to meet their obligations on interest or principal payments at the time called for by an instrument. Corporate bonds of below investment grade quality are often high risk and have speculative characteristics and may be particularly susceptible to adverse issuer-specific developments. Corporate bonds of below investment grade quality are subject to the risks described above under “—
The Fund may be subject to risks associated with below investment grade securities
.”
The Fund may make
non-U.S.
Investments, which are subject to additional risks.
The Fund, either directly through Direct Investments or indirectly through Portfolio Funds, may invest a portion of its assets in operating companies organized, headquartered and/or focused on investments outside the United States.
Non-U.S.
securities, including those held by Portfolio Funds, involve certain risks not typically associated with investing in U.S. securities, including risks relating to (i) currency exchange matters, including fluctuations in the rate of exchange between the U.S. dollar and the various
non-U.S.
currencies in which
non-U.S.
investments are denominated, and costs associated with conversion of investment principal and income from one currency into another; (ii) differences in conventions relating to documentation, settlement, corporate actions, stakeholder rights and other matters; (iii) differences between the U.S. and
non-U.S.
securities markets, including potential price volatility in, and relative illiquidity of, some
non-U.S.
securities markets; (iv) the absence of uniform accounting, auditing, and financial reporting standards, practices and disclosure requirements and less government supervision and regulation in some countries; (v) certain economic, social and political risks, including potential exchange control regulations and restrictions on
non-U.S.
investment and repatriation of capital, the risks of political, economic or social instability, including the risk of sovereign defaults, and the possibility of expropriation or confiscatory taxation and adverse economic and political development; (vi) the possible imposition of
non-U.S.
taxes on income and gains recognized with respect to such securities; (vii) differing, and potentially less well-developed or well-tested laws regarding corporate governance, fiduciary duties, the protection of investors and intellectual property rights; (viii) differences in the legal and regulatory environment or enhanced legal and regulatory compliance; (ix) political hostility to investments by foreign or private equity investors; and (x) less publicly available information. In addition, investments (including their respective underlying portfolio companies, as applicable) with operations in
non-U.S.
jurisdictions may be involved in restructurings, bankruptcy proceedings and/or reorganizations that are not subject to laws and regulations that are similar to the U.S. Bankruptcy Code and the rights of creditors afforded in U.S. jurisdictions. To the extent such
non-U.S.
laws and regulations do not provide the Fund and/or Portfolio Fund with equivalent rights and privileges necessary to promote and protect its interest in any such proceeding, the Fund’s investments may be adversely affected. While Lexington and FAV intend, where deemed appropriate, to manage the Fund in a manner that will minimize exposure to the foregoing risks to the extent practicable, there can be no assurance that adverse developments with respect to such risks will not adversely affect the assets of the Fund that are held in certain countries.
The Fund may invest in emerging markets, which are subject to additional risks.
The Fund, either directly through Direct Investments or indirectly through Portfolio Funds, may invest in
non-U.S.
securities of issuers in
so-called
“emerging markets” (or lesser developed countries, including countries that may be considered “frontier” markets). Such investments are particularly speculative and entail all of the risks of investing in
Non-U.S.
Securities but to a heightened degree. “Emerging market” countries generally include every nation in the world except developed countries, that is, the United States, Canada, Japan, Australia, New Zealand and most countries located in Western Europe. Investments in the securities of issuers domiciled in countries with emerging capital markets involve certain additional risks that do not generally apply to investments in securities of issuers in more developed capital markets, such as (i) low or non-existent
trading volume, resulting in a lack of liquidity and increased volatility in prices for such securities, as compared to securities of comparable issuers in more developed capital markets; (ii) uncertain national policies and social, political and economic instability, increasing the potential for expropriation of assets, confiscatory taxation, high rates of inflation or unfavorable diplomatic developments; (iii) possible fluctuations in exchange rates, differing legal systems and the existence or possible imposition of exchange controls, custodial restrictions or other foreign or U.S. Governmental laws or restrictions applicable to such investments; (iv) national policies that may limit the Fund’s investment opportunities such as restrictions on investment in issuers or industries deemed sensitive to national interests; and (v) the lack or relatively early development of legal structures governing private and foreign investments and private property.
Foreign investment in certain emerging market countries may be restricted or controlled to varying degrees. These restrictions or controls may at times limit or preclude foreign investment in certain emerging market issuers and increase the costs and expenses of the Fund. Certain emerging market countries require governmental approval prior to investments by foreign persons in a particular issuer, limit the amount of investment by foreign persons in a particular issuer, limit the investment by foreign persons only to a specific class of securities of an issuer that may have less advantageous rights than the classes available for purchase by domiciliaries of the countries and/or impose additional taxes on foreign investors.
Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging markets have far lower trading volumes and less liquidity than developed markets. Since these markets are often small, they may be more likely to suffer sharp and frequent price changes or long-term price depression because of adverse publicity, investor perceptions or the actions of a few large investors. In addition, traditional measures of investment value used in the United States, such as price to earnings ratios, may not apply to certain small markets. Also, there may be less publicly available information about issuers in emerging markets than would be available about issuers in more developed capital markets, and such issuers may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those to which U.S. companies are subject. In certain countries with emerging capital markets, reporting standards vary widely.
Many emerging markets have histories of political instability and abrupt changes in policies and these countries may lack the social, political and economic stability characteristic of more developed countries. As a result, their governments are more likely to take actions that are hostile or detrimental to private enterprise or foreign investment than those of more developed countries, including expropriation of assets, confiscatory taxation, high rates of inflation or unfavorable diplomatic developments. In the past, governments of such nations have expropriated substantial amounts of private property, and most claims of the property owners have never been fully settled. There is no assurance that such expropriations will not reoccur. In such an event, it is possible that the Fund could lose the entire value of its investments in the affected market. Some countries have pervasiveness of corruption and crime that may hinder investments. Certain emerging markets may also face other significant internal or external risks, including the risk of war, and ethnic, religious and racial conflicts. In addition, governments in many emerging market countries participate to a significant degree in their economies and securities markets, which may impair investment and economic growth. National policies that may limit the Fund’s investment opportunities include restrictions on investment in issuers or industries deemed sensitive to national interests. In such a dynamic environment, there can be no assurances that any or all of these capital markets will continue to present viable investment opportunities for the Fund.
Emerging markets may also have differing legal systems and the existence or possible imposition of exchange controls, custodial restrictions or other foreign or U.S. Governmental laws or restrictions applicable to such investments. Sometimes, they may lack or be in the relatively early development of legal structures governing private and foreign investments and private property. In addition to withholding taxes on investment income, some countries with emerging markets may impose differential capital gains taxes on foreign investors.
Practices in relation to settlement of securities transactions in emerging markets involve higher risks than those in developed markets, in part because the Fund will need to use brokers and counterparties that are less well capitalized, and custody and registration of assets in some countries may be unreliable. The possibility of fraud, negligence, undue influence being exerted by the issuer or refusal to recognize ownership exists in some emerging markets, and, along with other factors, could result in ownership registration being completely lost.

The Fund would absorb any loss resulting from such registration problems and may have no successful claim for compensation. In addition, communications between the United States and emerging market countries may be unreliable, increasing the risk of delayed settlements or losses of security certificates.
The Fund may invest in the European Union, which is subject to additional risks.
The long-term financial stability of the Eurozone remains uncertain and difficult to predict. The possibility of a sovereign default remains a risk in countries where gross government debt, as a percentage of gross domestic product, remains relatively high by comparison to other countries in the EU, and especially taking into account the extraordinary indebtedness incurred in managing the coronavirus pandemic. A particularly high level of government debt may be unsustainable for a country that has, and continues to endure, vulnerabilities such as weak fundamentals, weak economic growth and / or high unemployment and that has yet to implement or benefit from long-term economic reforms. A default on sovereign debt, although a remote risk, could have a material impact on economic conditions and market activity in the Eurozone and elsewhere in the EU. For example, default by a participating member state could contribute to the collapse of the Eurozone as it is constituted today, or possibly result in the defaulting member state ceasing to use the Euro as its national currency, or even provide a stimulus for one or more member states to withdraw from EU membership—any of which could have an adverse impact on the Fund. Moreover, any structural instability of the Eurozone could have negative implications for the European financial industry and the global economy as a whole because of counterparty risks, exposures and other “systemic” risks. A potential effect would be an immediate reduction of liquidity for particular investments in economically connected countries, thereby impairing the value of such investments. Uncertain economic conditions generally affect markets adversely. Volatility in the global credit markets typically makes it more difficult for issuers and borrowers to obtain favorable financing or refinancing arrangements that may be needed to execute the Fund’s investment strategy. Uncertainty in the Eurozone could have an adverse effect on the Fund’s by affecting the performance of its investments (whether made in a country that is at greater risk of default or in a country that is economically connected) and its ability to fulfill its investment objectives.
The stability of certain European financial markets has deteriorated and speculation as to the possibility of additional defaults by sovereign states in Europe in respect of their obligations has increased. Given current market conditions of relatively weak growth in many EU member states (which are expected to continue in the near to medium term), there is a risk that default of certain participating member states of the EU could lead to the collapse of the Eurozone as it is constituted today or that certain member states of the EU could cease to use the Euro as their national currency. Moreover, financial and economic developments in one EU member state could impact economic and financial conditions among other EU member states. Any such development could have an adverse effect on the Fund, the performance of its investments and the Fund’s ability to effectively achieve its investment objectives. Any deterioration in the economic environment caused directly or indirectly by such a default is likely to have a direct effect on the creditworthiness of borrowers and / or issuers, thereby impacting the value of the investment portfolio generally and adversely affecting the Fund’s ability to generate attractive risk-adjusted investment returns.
The Fund may be impacted by turmoil in the U.S. and global financial markets.
There can be no assurances that conditions in the global financial markets will not worsen and/or adversely affect one or more of the Portfolio Funds in which the Fund invests (including with respect to performing under or refinancing their existing obligations), its access to capital or leverage, its ability to effectively deploy its capital or realize portfolio investments on favorable terms or its overall performance. The Fund’s investment strategy and the availability of opportunities satisfying the Fund’s risk-adjusted return parameters relies in part on the continuation of certain trends and conditions observed in the financial markets and in some cases the improvement of such conditions. Trends and historical events do not imply, forecast or predict future events and, in any event, past performance is not necessarily indicative of future results. There can be no assurance that the assumptions made or the beliefs and expectations currently held by the Manager, Lexington or FAV will prove correct and actual events and circumstances may vary significantly.

The Fund may be subject to regional risk due to interdependence of markets.
Economic problems in a single country are increasingly affecting other markets and economies. A continuation of this trend could lead to local economic problems increasingly having an adverse effect on regional and even global economic conditions and markets. The market and the economy of a particular country in which the Fund invests is influenced by economic and market conditions in other countries in the same region or elsewhere in the world. Similarly, concerns about the fiscal stability and growth prospects of certain European countries in the last economic downturn had a negative impact on most economies of the Eurozone and global markets. A repeat of either of these crises or the occurrence of similar crises in the future could cause increased volatility in the economies and financial markets of countries throughout a region, or even globally.
The Fund may be subject to risks related to changes in foreign currency exchange rates.
A portion of the Fund’s investments, either directly through
Co-Investments
or indirectly through Portfolio Funds, and the income received by the Fund with respect to such investments, may be denominated primarily in foreign currencies. However, the books of the Fund will be maintained, and contributions to and distributions from the Fund generally will be made, in U.S. dollars. Accordingly, changes in currency exchange rates may adversely affect the dollar value of investment and the amounts of distributions, if any, to be made by the Fund. In addition, the Fund will incur costs in converting investment proceeds from one currency to another. Lexington or FAV may enter into hedging transactions designed to reduce such currency risks. Furthermore, Shares are denominated in U.S. dollars. Investors subscribing for Shares in any country in which U.S. dollars are not the local currency should note that changes in the value of exchange between U.S. dollars and such currency may have an adverse effect on the value, price, or income of the investment to such investor. There may be foreign exchange regulations applicable to investments in foreign currencies in certain jurisdictions. The fees, costs, and expenses incurred by investors in converting their local currency to U.S. dollars (if applicable) in order to meet drawdowns will be borne solely by such investor and will be in addition to the amounts required by such drawdowns.
To the extent unhedged, the value of the Fund’s positions in
non-U.S.
investments will fluctuate with U.S. dollar exchange rates as well as with the price changes of the investments in the various local markets and currencies. In such cases, an increase in the value of the U.S. dollar compared to the other currencies in which the Fund makes investments will reduce the effect of any increases and magnify the effect of any decreases in the prices of the Fund’s securities in their local markets and may result in a loss to the Fund. Conversely, a decrease in the value of the U.S. dollar will have the opposite effect on the Fund’s
non-U.S.
dollar investments.
Each prospective investor should consult with its own counsel and advisors as to all legal, tax, financial, and related matters concerning an investment in the Shares.
The Fund may be impacted by international trade policy.
Political leaders in certain jurisdictions have in the past and may in the future be elected on protectionist platforms, fueling doubts about the future of global free trade. The U.S. government has in recent years altered its approach to international trade policy, including in some cases renegotiating, or terminating, certain bilateral or multi-lateral trade agreements and treaties with foreign countries, and the Trump administration may strengthen this retrenchment from free and open trade. The U.S. government currently imposes tariffs on certain foreign goods, including steel and aluminum, and the Trump administration has imposed additional tariffs on imports of other products with some foreign governments, instituting retaliatory tariffs on certain U.S. goods as a result. There are no guarantees that additional actions and retaliatory measures will not occur in the future between governments. Regional and global trade disruption, significant introductions of trade barriers and bilateral trade frictions, together with any future downturns in the global economy resulting therefrom, could adversely affect the financial performance of the Fund and its Portfolio Funds and be an ongoing source of instability, potentially resulting in significant currency fluctuations and/or have other adverse effects on international markets, international trade agreements and/or other existing cross-border cooperation arrangements (whether economic, tax, fiscal, legal, regulatory or otherwise). To the extent that a trade dispute escalates into a “trade war”, there could be significant adverse impacts on the industries in which the Fund participates and the Fund’s overall performance.
The Fund may be subject to risks related to investments in other registered investment companies.
The Fund may invest in the securities of other registered investment companies to the extent that such investments are consistent with the Fund’s investment objective and permissible under the 1940 Act. Under Section 12(d)(1) of the 1940 Act, unless an exemption is available, the Fund may not acquire the securities of other registered investment companies if, as a result: (i) more than 10% of the Fund’s total assets would be invested in securities of other registered investment companies; (ii) such purchase would result in more than 3% of the total outstanding voting securities of any one registered investment company being held by the Fund; or (iii) more than 2.5% of the Fund’s total assets would be invested in any one registered investment company.
Rule 12d1-4
under the 1940 Act provides an exemption, subject to certain conditions, to permit acquiring funds to invest in the securities of other registered investment companies in excess of the limits of Section 12(d)(1). The Fund, as a holder of the securities of other investment companies, will bear its pro rata portion of the other investment companies’ expenses, including advisory fees. These expenses will be in addition to the direct expenses incurred by the Fund.
The Fund may be subject to risks related to investments in ETFs and other exchange-traded investment vehicles.
The Fund may invest, subject to applicable regulatory limits, in the securities of ETFs and other pooled investment vehicles that are traded on an exchange and that hold a portfolio of securities or other financial instruments (collectively, “exchange-traded investment vehicles”). When investing in the securities of exchange-traded investment vehicles, the Fund will be indirectly exposed to all the risks of the portfolio securities or other financial instruments they hold. The performance of an exchange-traded investment vehicle will be reduced by transaction and other expenses, including fees paid by the exchange-traded investment vehicle to service providers. ETFs are investment companies that are registered as open-end
management companies or unit investment trusts. The limits that apply to the Fund’s investment in securities of other investment companies generally apply also to the Fund’s investment in securities of ETFs.
Shares of exchange-traded investment vehicles are listed and traded in the secondary market. Many exchange-traded investment vehicles are passively managed and seek to provide returns that track the price and yield performance of a particular index or otherwise provide exposure to an asset class (e.g., currencies or commodities). Although such exchange-traded investment vehicles may invest in other instruments, they largely hold the securities (e.g., common stocks) of the relevant index or financial instruments that provide exposure to the relevant asset class. The share price of an exchange-traded investment vehicle may not track its specified market index, if any, and may trade below its net asset value. An active secondary market in the shares of an exchange-traded investment vehicle may not develop or be maintained and may be halted or interrupted due to actions by its listing exchange, unusual market conditions, or other reasons. There can be no assurance that the shares of an exchange-traded investment vehicle will continue to be listed on an active exchange.
The Fund may be subject to risks related to hedging.
The Fund will, and the Venture and Growth Assets in which the Fund invests may, employ hedging techniques designed to reduce the risks of adverse movements in interest rates, securities prices and currency exchange rates. While such transactions may reduce certain risks, such transactions themselves may entail certain other risks. Thus, while the Fund may benefit from the use of these hedging mechanisms, unanticipated changes in interest rates, securities prices or currency exchange rates may result in a poorer overall performance for the Fund than if it or the funds and operating companies in which the Fund invests had not entered into such hedging transactions. In connection with employing hedging techniques, the Fund may acquire publicly-traded securities (via open market purchases or otherwise). In addition, if Lexington and FAV deem it necessary or advisable, Lexington or FAV may, in lieu of holding an investment directly, structure an investment as a derivative contract, instrument or similar arrangement designed to substantially replicate the benefits and risks of holding the otherwise permissible investment in the underlying fund. The Fund will likely enter into guarantees with counterparties in connection with any such hedging transactions, and may cross-guarantee amounts attributable to other investment vehicles managed by Lexington or FAV investing alongside the Fund. Such guarantees will not count towards restrictions on the Fund’s ability to borrow or incur leverage.
There may be risk related to large shareholders, including affiliates.
To the extent a large proportion of Shares is held by a small number of Shareholders (or a single common Shareholder), including affiliates of the Manager, the Fund is subject to the risk that these Shareholders may seek to sell Shares (including after expiration of any applicable “lock-up period”) in large amounts rapidly in connection with repurchase offers. These transactions could adversely affect the ability of the Fund to conduct its investment program. Furthermore, it is possible that in response to a repurchase offer, the total amount of Shares tendered by a small number of Shareholders (or a single common shareholder) may exceed the number of Shares that the Fund has offered to repurchase. If a repurchase offer is oversubscribed by Shareholders, the Fund will repurchase only a pro rata portion of Shares tendered by each Shareholder.
The Fund may be subject to risks related to repurchase agreements.
The Fund may invest in repurchase agreements. A repurchase agreement is a contractual agreement whereby the seller of securities agrees to repurchase the same security at a specified price on a future date agreed upon by the parties. The agreed-upon repurchase price determines the yield during the Fund’s holding period. Repurchase agreements are considered to be loans collateralized by the underlying security that is the subject of the repurchase contract. The Fund will only enter into repurchase agreements with registered securities dealers or domestic banks that, in the opinion of the Manager, Lexington and/or FAV, present minimal credit risk. The risk to the Fund is limited to the ability of the issuer to pay the agreed-upon repurchase price on the delivery date; however, although the value of the underlying collateral at the time the transaction is entered into always equals or exceeds the agreed-upon repurchase price, if the value of the collateral declines there is a risk of loss of both principal and interest. In the event of default, the collateral may be sold but the Fund might incur a loss if the value of the collateral declines, and might incur disposition costs or experience delays in connection with liquidating the collateral. In addition, if bankruptcy proceedings are commenced with respect to the seller of the security, realization upon the collateral by the Fund may be delayed or limited. The Manager, Lexington and/or FAV will monitor the value of the collateral at the time the transaction is entered into and at all times subsequent during the term of the repurchase agreement in an effort to determine that such value always equals or exceeds the agreed-upon repurchase price. In the event the value of the collateral declines below the repurchase price, the Manager, Lexington and/or FAV will demand additional collateral from the issuer to increase the value of the collateral to at least that of the repurchase price, including interest.
The Fund may be subject to risks related to reverse repurchase agreements.
The Fund may enter into reverse repurchase agreements with respect to its portfolio investments subject to its investment restrictions. Reverse repurchase agreements involve the sale of securities held by the Fund with an agreement by the Fund to repurchase the securities at an agreed upon price, date and interest payment. If the Fund enters in reverse repurchase agreements and similar financing transactions in reliance on the exemption in Rule
18f-4(d),
the Fund may either (i) maintain asset coverage of at least 300% with respect to such transactions and any other borrowings in the aggregate, or (ii) treat such transactions as “derivatives transactions” and comply with Rule
18f-4
with respect to such transactions. The use by the Fund of reverse repurchase agreements involves many of the same risks of leverage since the proceeds derived from such reverse repurchase agreements may be invested in additional securities. Reverse repurchase agreements involve the risk that the market value of the securities acquired in connection with the reverse repurchase agreement may decline below the price of the securities the Fund has sold but is obligated to repurchase. Also, reverse repurchase agreements involve the risk that the market value of the securities retained in lieu of sale by the Fund in connection with the reverse repurchase agreement may decline in price.

If the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Fund’s obligation to repurchase the securities, and the Fund’s use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision. Also, the Fund would bear the risk of loss to the extent that the proceeds of the reverse repurchase agreement are less than the value of the securities subject to such agreement.
The Fund may be subject to risks related to restricted securities and Rule 144A securities.
The Fund may invest in “restricted securities,” which generally are securities that may be resold to the public only pursuant to an effective registration statement under the Securities Act or an exemption from registration. Regulation S under the Securities Act is an exemption from registration that permits, under certain circumstances, the resale of restricted securities in offshore transactions, subject to certain conditions, and Rule 144A under the Securities Act is an exemption that permits the resale of certain restricted securities to qualified institutional buyers. Since its adoption by the SEC in 1990, Rule 144A has facilitated trading of restricted securities among qualified institutional investors. To the extent restricted securities held by the Fund qualify under Rule 144A and an institutional market develops for those securities, the Fund expects that it will be able to dispose of the securities without registering the resale of such securities under the Securities Act. However, to the extent that a robust market for such 144A securities does not develop, or a market develops but experiences periods of illiquidity, investments in Rule 144A securities could increase the level of the Fund’s illiquidity.
Where an exemption from registration under the Securities Act is unavailable, or where an institutional market is limited, the Fund may, in certain circumstances, be permitted to require the issuer of restricted securities held by the Fund to file a registration statement to register the resale of such securities under the Securities Act. In such case, the Fund will typically be obligated to pay all or part of the registration expenses, and a considerable period may elapse between the decision to sell and the time the Fund may be permitted to resell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, or the value of the security were to decline, the Fund might obtain a less favorable price than prevailed when it decided to sell. Restricted securities for which no market exists are priced by a method that the Portfolio Fund Managers believe accurately reflects fair value.

Other Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Other Risks
The Board may make decisions on behalf of the Fund without Shareholder approval.
Shareholders have no authority to make decisions or to exercise business discretion on behalf of the Fund, except as set forth in the Fund’s governing documents. The authority for all such decisions is generally delegated to the Board, which in turn, has delegated the day-to-day
management of the Fund’s investment and administrative activities to the Manager, subject to oversight by the Board. The Manager has in turn delegated the day-to-day
management of the Fund’s investment activities to Lexington and FAV.
The Fund may be subject to risks associated with changes in reference rates.
Certain of the Fund’s investments, payment obligations and financing terms may be based on floating interest rates, such as the London Interbank Offered Rate (“LIBOR”), the Euro Interbank Offer Rate (“EURIBOR”), the Sterling Overnight Interbank Average Rate (“SONIA”), the Secured Overnight Financing Rate (“SOFR”), rates derived from SOFR, such as the SOFR Averages (“SOFR Averages”) published by the Federal Reserve Bank of New York (“FRBNY”), rates determined with reference to markets related to SOFR, such as the CME Term SOFR Rates (“Term SOFR”) published by the CME Group, and other similar types of reference rates (“Reference Rates”).

As a result of supervisory guidance and requirements of law, regulated entities have generally ceased investing in LIBOR contracts. All LIBOR settings have ceased to be published. In April 2023, however, the United Kingdom’s Financial Conduct Authority announced that some USD LIBOR settings would continue to be published under a synthetic methodology until September 30, 2024 for certain legacy contracts. After September 30, 2024, the remaining synthetic LIBOR settings ceased to be published, and all LIBOR settings have permanently ceased. and any still outstanding instruments or investments using synthetic LIBOR settings were expected to transition to alternative floating rate Reference Rates. On March 15, 2022, the Consolidation Appropriations Act of 2022, which includes the Adjustable Interest Rate (LIBOR) Act (“LIBOR Act”), was signed into law in the United States. This legislation established a uniform benchmark replacement process for certain financial contracts that mature after June 30, 2023 that do not contain clearly defined or practicable LIBOR fallback provisions. The legislation also created a safe harbor that shields lenders from litigation if they choose to utilize a replacement rate provided for in the LIBOR Act. Many legacy LIBOR contracts have been transitioned away from LIBOR either as a result of contractual fallbacks, negotiated amendments or as a result of the LIBOR Act. Some legacy contracts continued to use synthetic LIBOR. The discontinuance of synthetic LIBOR may have required the Fund to renegotiate credit agreements that continued to use synthetic LIBOR with the Fund’s portfolio companies, in order to replace synthetic LIBOR with an alternative Reference Rate, which may have an adverse effect on the Fund’s ability to receive attractive returns.
Although the transition process away from LIBOR was increasingly well-defined in advance of LIBOR’s anticipated discontinuation date, there remains uncertainty regarding the future utilization of LIBOR and the nature of any replacement Reference Rate with respect to LIBOR. With regards to replacement Reference Rates for LIBOR, the Alternative Reference Rates Committee, a group of large U.S. banks working with the Federal Reserve, announced in 2017 its selection of SOFR, which is intended to be a broad measure of secured overnight U.S. Treasury repo rates and certain other related Reference Rates such as the SOFR Averages or Term SOFR, as appropriate replacements for LIBOR. Similarly, bank working groups and regulators in other countries have suggested other alternatives for their markets, including the SONIA in England. No alternative Reference Rate may become generally accepted and regularly implemented in the market in the same way that LIBOR was.
The elimination of a Reference Rate, including LIBOR, or any other changes or reforms to the determination or supervision of Reference Rates could have an adverse impact on the market for, or value of, any securities or payments linked to those Reference Rates. The potential effect of a transition away from any Reference Rate, including LIBOR, on the Fund or the financial instruments in which the Fund may invest may not be able to be determined in advance, but will depend on a variety of factors, including (i) existing fallback or termination provisions in individual contracts and (ii) whether, how, and when industry participants develop and adopt new Reference Rates for both legacy and new products and instruments. Any substitute Reference Rate and any pricing adjustments imposed by a regulator or by counterparties or otherwise may adversely affect the Fund’s performance and/or net asset value. The Fund’s business, financial condition and results of operations could be materially adversely impacted by the market transition or reform of certain Reference Rates, including LIBOR. There can be no assurances that the Fund will be able to manage its business in a profitable manner before, during or after any Reference Rate transition, such as the pending transition with respect to LIBOR.
The Fund may be subject to SOFR risk.
SOFR and other related Reference Rates such as SOFR Averages and Term SOFR may perform differently than LIBOR and other Reference Rates. SOFR and related Reference Rates such as SOFR Averages and Term SOFR are fundamentally different from LIBOR. LIBOR was intended to be an unsecured rate that represents interbank funding costs for different short-term maturities or tenors. LIBOR was a forward-looking rate reflecting expectations regarding interest rates for the applicable tenor. Thus, LIBOR was intended to be sensitive, in certain respects, to bank credit risk and to term interest rate risk. In contrast, SOFR and related Reference Rates such as SOFR Averages and Term SOFR are largely insensitive the same sort of credit-risk considerations and to short-term interest rate risks. SOFR, for example, is intended to be a broad measure of the cost of borrowing funds overnight in transactions that are collateralized by U.S. Treasury securities. SOFR has also been more volatile at times compared to other Reference Rates like LIBOR. For these reasons, among others, there is no assurance that SOFR, or related rates such as SOFR Averages and Term SOFR, will perform in the same or similar way as LIBOR would have performed at any time, and there is no assurance that such SOFR-based rates will be a suitable substitute for LIBOR. All SOFR-related rates have a limited history, SOFR having been first published in April 2018. The future performance of SOFR, and SOFR-related rates, cannot be predicted based on SOFR’s history or otherwise. Levels of SOFR in the future, including following the discontinuation of LIBOR, may bear little or no relation to historical levels of SOFR, LIBOR or other rates.
The Fund’s Portfolio Funds may be subject to force majeure events.
Venture and Growth Assets (including Portfolio Funds and their underlying portfolio companies) may be affected by force majeure events (i.e., events beyond the control of the party claiming that the event has occurred, including, without limitation, civil unrest, acts of God, fire, flood, hurricanes and other natural disasters, including extreme weather events from possible future climate change, outbreaks of an infectious disease, pandemic, or any other serious public health concern, war, terrorism, government shutdowns, labor strikes). Some force majeure events may adversely affect the ability of a party (including a Portfolio Fund or a counterparty to the Fund or a Portfolio Fund) to perform its obligations until the force majeure event can be remedied. In addition, the cost to a Portfolio Fund or the Fund of repairing or replacing damaged assets resulting from such force majeure event could be considerable. Certain force majeure events (such as war or an outbreak of an infectious disease) could have a broader negative impact on the world economy and international business activity generally, or in any of the countries in which the Fund invests specifically. Additionally, a major governmental intervention into industry, including the nationalization of an industry or the assertion of control over one or more Portfolio Funds or its assets, could result in a loss to the Fund, including if its investment in such Portfolio Fund is canceled, unwound, or acquired (which could be without what the Fund considers to be adequate compensation). Any of the foregoing may therefore adversely affect the performance of the Fund and its Portfolio Funds.
The Fund may be subject to weather and climatological risks.
As consensus builds that global warming is a significant threat, initiatives seeking to address climate change through regulation of greenhouse gas emissions have been adopted by, are pending or have been proposed before international, federal, state, and regional regulatory authorities. Climate change may cause more extreme weather conditions and increased volatility in seasonal temperatures, which can interfere with operations and increase operating costs, and damage resulting from extreme weather may not be fully insured. Many industries (e.g., electrical power, mining, manufacturing, transportation, and insurance) face various climate change risks, many of which could conceivably materially impact them. Such risks include (i) regulatory/litigation risk (e.g., changing legal requirements that could result in increased permitting and compliance costs, changes in business operations, the discontinuance of certain operations, and related litigation), (ii) market risk (e.g., declining market for products and services seen as greenhouse gas intensive); and (iii) physical risk (e.g., risks to plants or property owned, operated or insured by a company posed by rising sea levels, increased frequency or severity of storms, drought, and other physical occurrences attributable to climate change). These risks could result in unanticipated delays or expenses, especially for electricity, and, under certain circumstances, could prevent completion of investment activities once undertaken, any of which could have an adverse effect on the Fund.
Epidemics/pandemics and other public health crises pose an ongoing risk to Fund investments and the financial markets generally.
Any public health emergency, including any new or variant outbreak of
COVID-19,
SARS, H1N1/09 flu, avian flu, other coronavirus, Ebola or other existing or new epidemic diseases, or the threat thereof, could have a significant adverse impact on the Manager, Lexington, FAV, the Fund and its Venture and Growth Assets and could adversely affect the Fund’s ability to fulfill its investment objectives.

The extent of the impact of any public health emergency, such as
COVID-19,
on the Fund or the Portfolio Funds and operating companies in which the Fund invests will depend on many factors, including the duration and scope of such public health emergency, the extent of any related travel advisories and restrictions implemented, the impact of such public health emergency on overall supply and demand, goods and services, investor liquidity, consumer confidence and spending levels, and levels of economic activity and the extent of its disruption to important global, regional and local supply chains and economic markets, all of which are highly uncertain and cannot be predicted. In addition, health crises caused by a pandemic could exacerbate other pre-existing
political, social, economic, market and financial risks.
COVID-19
has, for example, made it more difficult to value investment opportunities and decreased the number of investment opportunities in the market. Public health emergencies have the potential to materially and adversely impact the value and performance of the Fund’s investments, the Fund’s ability to source, manage and divest investments, and the Fund’s ability to achieve its investment objectives, all of which could result in significant losses to the Fund. In particular, a public health emergency may have a greater impact on leveraged assets.
Furthermore, such circumstances can have a negative impact on a counterparty’s ability to meet or willingness to honor its financial obligations (including, without limitation, its ability to extend credit or otherwise to transact with the Fund or the Portfolio Funds and operating companies in which the Fund invests). Conditions at such time may affect how counterparties interpret their obligations (and the Fund’s obligations) pursuant to counterparty arrangements such that the applicability, or lack thereof, of force majeure or similar provisions could also come into question and ultimately could work to the detriment of the Fund. In addition, the operations of the Fund, the Portfolio Funds and operating companies in which it invests, and Lexington or FAV may be significantly impacted, or even temporarily or permanently halted, as a result of government quarantine measures, voluntary and precautionary restrictions on travel and movement, remote working requirements and other social, political, financial, legal and regulatory or other factors related to an actual or threatened public health emergency (such as the
COVID-19
pandemic), including its potential short-term and/or long-term adverse impact on the health of the personnel of any such entity or the personnel of any such entity’s key service providers. These circumstances also may hinder the Manager’s, Lexington’s, FAV’s the Fund’s and/or any of the Portfolio Funds and operating companies in which the Fund invests’ ability to conduct their affairs and activities as they normally would, including by impairing usual communication channels and methods, hampering the performance of administrative functions such as processing payments and invoices, and diminishing their ability to make accurate and timely projections of financial performance.
The Fund may be impacted by the effects of the Russian invasion of Ukraine.
In February 2022, the Russian military commenced an invasion of Ukraine, which remains ongoing. Subsequently, the United States, United Kingdom and European Union have announced various sanctions against Russia, and may impose further sanctions designed to target the Russian financial system or take other actions against Russia. In addition, a number of countries have banned Russian planes from their airspace. U.S. and allied countries have recently announced they are committed to taking steps to prevent certain Russian banks from accessing international payment systems. Russia’s invasion of Ukraine, the resulting displacement of persons both within Ukraine and to neighboring countries and the increasing international sanctions could have a negative impact on the economy and business activity globally (including in the United States and other countries in which the Fund invests), and therefore could adversely affect the performance of the Fund’s investments. Furthermore, given the ongoing nature of the conflict between the two nations and its ongoing escalation (such as Russia’s decision to place its nuclear forces on high alert and the possibility of significant cyberwarfare against military and civilian targets globally), it is difficult to predict the conflict’s ultimate impact on global economic and market conditions, and, as a result, the situation presents material uncertainty and risk with respect to the Fund and the performance of its investments or operations, and the ability of the Fund to achieve its investment objectives. Furthermore, if after subscribing to the Fund, an investor is included on a sanctions list, the Fund may be required to cease any further dealings with the investor’s interest until such sanctions are lifted or a license is sought under applicable law to continue dealings.

The effects of the China National Security Law may impact the Fund.
The Chinese government has continued to increase its control over the historically autonomous administrative region of Hong Kong. In June 2019, protests began in connection with an amendment to Hong Kong’s extradition law and continued with increased size and intensity through the end of 2019 and into 2020. These protests resulted in disruptions to businesses in major business and tourist areas of Hong Kong and pushed Hong Kong’s economy into a recession for the first time since the Global Financial Crisis. On June 30, 2020, the National People’s Congress of China passed a national security law (the “National Security Law”), which criminalizes certain offenses including secession, subversion of the Chinese government, terrorism and collusion with foreign entities. The National Security Law also applies to non-permanent
residents. Although the extra-territorial reach of the National Security Law remains unclear, there is a risk that the application of the National Security Law to conduct outside Hong Kong by non-permanent
residents of Hong Kong could limit the activities of or negatively affect Lexington, FAV the Fund or the funds and operating companies in which the Fund invests, either directly through
Co-Investments
or indirectly through Portfolio Funds.
The National Security Law has been condemned by the United States, the United Kingdom and several EU countries. On July 14, 2020, the United States signed into law the Hong Kong Autonomy Act (“HKAA”), which introduces sanctions on foreign persons who have “materially contributed” to the Chinese government’s recent actions in Hong Kong as well as on certain foreign financial institutions. Simultaneously, the United States issued an executive order declaring a national emergency with respect to the threat posed by the Chinese government’s actions in Hong Kong, formally suspending or eliminating any differential treatment of Hong Kong under U.S. law, including export control law, and authorizing sanctions on persons determined to be engaged in a broad array of anti-democratic or repressive activity. The United States has also imposed sanctions on senior Chinese officials and certain employees of Chinese technology companies that it believes have contributed to the Chinese government’s activities in Hong Kong, including on July 20, 2020, adding 11 new Chinese companies to the Department of Commerce’s Entity List. In mid-July
the United Kingdom also suspended its extradition treaty with Hong Kong and extended its arms embargo on China to Hong Kong. Escalation of tensions resulting from the National Security Law and the response of the international community, including conflict between China and other countries like the United States and United Kingdom, protests and other government measures, as well as other economic, social or political unrest in the future, could adversely impact the security and stability of the region and may have a material adverse effect on countries in which Lexington, FAV, the Fund, the funds and operating companies in which the Fund invests, either directly through
Co-Investments
or indirectly through Portfolio Funds, or any of their respective personnel or assets are located. In addition, any downturn in Hong Kong’s economy could adversely affect the financial performance of the Fund and its investments, or could have a significant impact on the industries in which the Fund participates, and may adversely affect the operations of Lexington, FAV, the Fund and the funds and operating companies in which the Fund invests, either directly through
Co-Investments
or indirectly through Portfolio Funds, including the retention of investment professionals located in Hong Kong.
Environmental matters may impact the Fund.
Environmental laws, regulations, and regulatory initiatives play a significant role in certain industries and can have a substantial impact on investments in these industries. For example, global initiatives to minimize pollution have played a major role in the increase in demand for natural gas and alternative energy sources, creating numerous new investment opportunities. Conversely, required expenditures for environmental compliance have adversely impacted investment returns in a number of segments of the industry. Certain industries will continue to face considerable oversight from environmental regulatory authorities and significant influence from non-governmental
organizations and special interest groups. The Fund may invest in investments that are subject to changing and increasingly stringent environmental and health and safety laws, regulations, and permit requirements, and there can be no guarantee that all costs and risks regarding compliance with environmental laws and regulations can be identified. Standards are set by these laws and regulations regarding certain aspects of health and environmental quality, and they provide for penalties and other liabilities for the violation of such standards and establish, in certain circumstances, joint and several obligations to remediate and rehabilitate current and former facilities and locations where operations are, or were, conducted or where materials were disposed. New and more stringent environmental and health and safety laws, regulations, and permit requirements or stricter interpretations of current laws or regulations could impose substantial additional costs on investments or potential investments (or their respective underlying portfolio companies). Compliance with such current or future environmental requirements does not ensure that the operations of the Fund’s investments will not cause injury to the environment or to people under all circumstances or that the Fund’s investments will not be required to incur additional unforeseen environmental expenditures. Environmental hazards could expose the investments to material liabilities for property damages, personal injuries, or other environmental harm, including costs of investigating and remediating contaminated properties. Moreover, failure to comply with regulatory or legal requirements could have a material adverse effect on an investment (or its underlying portfolio companies) or project, and there can be no assurance that portfolio companies will at all times comply with all applicable environmental laws, regulations, and permit requirements. Past practices or future operations of portfolio companies could also result in material personal injury or property damage claims. Any noncompliance with these laws and regulations could subject the Fund and its properties to material administrative, civil, or criminal penalties or other liabilities. See also “
Weather and Climatological Risks
” herein.
Increasing scrutiny of ESG matters may impact the Fund.
Lexington and its affiliates are subject to increasing scrutiny from regulators, elected officials, investors and other stakeholders with respect to ESG matters, which may adversely impact the ability of the Fund to raise capital from certain investors, constrain capital deployment opportunities for the Fund and impact Lexington’s brand and reputation. With respect to the alternative asset management industry, in recent years, certain investors, including public pension funds, have placed increasing importance on the impacts of investments made by the private funds to which they commit capital, including with respect to climate change and diversity, among other aspects of ESG.
On the other hand,
anti-ESG
sentiment has also gained momentum across the United States, with several states having enacted or proposed
“anti-ESG”
policies, legislation or issued related legal opinions. For example, (i) boycott bills in certain states target financial institutions that are perceived as “boycotting” or “discriminating against” companies in certain industries (e.g., energy and mining) and prohibit state entities from doing business with such institutions and/or investing the state’s assets (including pension plan assets) through such institutions, and (ii) ESG investment prohibitions in certain states require that relevant state entities or managers/administrators of state investments make investments based solely on “pecuniary factors” without consideration of ESG factors. If investors subject to such legislation viewed the Fund’s or the Manager’s ESG considerations as being in contradiction of such
“anti-ESG”
policies, legislation or legal opinions, such investors may not invest in the Fund and Lexington’s ability to maintain the size of its funds could be impaired. Alternatively, such investors may seek confirmation that Lexington’s ESG practices and the weight Lexington places thereon are consistent with such state requirements as a condition to their investment in the Fund. The Manager will consider the appropriate approach in this regard in its sole discretion, however, investors’ differing views on ESG increases the risk that any action or lack thereof with respect to consideration of responsible investing or
ESG-related
practices will be perceived negatively by certain investors.
Accordingly, the Manager is expected to be subject to competing demands from different investors and other stakeholder groups with divergent views on ESG matters, including the role of ESG in the investment process. This divergence increases the risk that any action or lack thereof with respect to ESG matters will be perceived negatively by at least some potential stakeholders and could adversely impact Lexington’s reputation. If Lexington and its affiliates do not successfully manage
ESG-related
expectations across the varied interests of its stakeholders, including existing or potential investors, the Fund’s ability to access and deploy capital may be adversely impacted. In addition, a failure to successfully manage
ESG-related
expectations may negatively impact Lexington’s business, erode stakeholder trust and constrain investment opportunities.

Recent developments in the banking sector may impact the Fund.
Recent bank closures in the United States have caused uncertainty for financial services companies and fear of instability in the global financial system generally. In addition, certain financial institutions – in particular smaller and/or regional banks – have experienced volatile stock prices and significant losses in their equity value, and there is concern that depositors at these institutions have withdrawn, or may withdraw in the future, significant sums from their accounts at these institutions. Notwithstanding intervention by U.S. governmental agencies to protect the uninsured depositors of banks that have recently closed, there is no guarantee that the uninsured depositors of a financial institution that closes (which depositors could include the Fund and/or its Portfolio Funds) will be made whole or, even if made whole, that such deposits will become available for withdrawal in short order. There is a risk that other banks, or other financial institutions, may be similarly impacted, and it is uncertain what steps (if any) regulators may take in such circumstances. As a consequence, for example, the Fund and/or its Portfolio Funds may be delayed or prevented from accessing money, making any required payments under their own debt or other contractual obligations or pursuing key strategic initiatives, and limited partners may be impacted in their ability to honor capital calls and/or receive distributions. In addition, such bank failures or instability could affect, in certain circumstances, the ability of both affiliated and unaffiliated joint venture partners, co-lenders,
syndicate lenders or other parties to undertake and/or execute transactions with the Fund, which in turn may result in fewer investment opportunities being made available to the Fund, result in shortfalls or defaults under existing investments, or impact the Fund’s ability to provide additional follow-on
support to Portfolio Funds. In addition, in the event that a financial institution that provides credit facilities and/or other financing to a Fund or its Portfolio Funds closes or experiences distress, there can be no assurance that such bank will honor its obligations or that the Fund or such Portfolio Funds will be able to secure replacement financing or capabilities at all or on similar terms. There can be no assurances that the Fund or its Portfolio Funds will establish banking relationships with multiple financial institutions, and the Fund and its Portfolio Funds are expected to be subject to contractual obligations to maintain all or a portion of their respective assets with a particular bank (including, without limitation, in connection with a credit facility or other financing transaction). Uncertainty caused by recent bank failures – and general concern regarding the financial health and outlook for other financial institutions – could have an overall negative effect on banking systems and financial markets generally. These recent developments may also have other implications for broader economic and monetary policy, including interest rate policy. For the foregoing reasons, there can be no assurances that conditions in the banking sector and in global financial markets will not worsen and/or adversely affect the Fund, its Portfolio Funds or their respective financial performance.
The exit of the United Kingdom from the European Union may impact investments in the UK, EU and the broader global economy.
As part of the process of the UK leaving the EU), the EU and the UK agreed an
EU-UK
Trade and Cooperation Agreement (“FTA”) that governs the trading relationship between the UK and the member states of the EU from and after January 1, 2021. Broadly, the FTA provides for zero tariffs and zero quotas on all goods that comply with the appropriate rules of origin, but is subject to both parties maintaining a level playing field in areas such as environmental protection, social and labour rights, investment, competition, state aid, and tax transparency.
UK regulated firms in the financial sector are adversely affected by these arrangements because the FTA does not provide for continued access by UK firms to the EU single market—although there is the possibility that in time, the UK may obtain a recognition of equivalence from the EU in certain financial sectors which would enable varying degrees of access to the EU market. Similarly, notwithstanding zero tariffs and zero quotas on goods, market access for those firms that conduct cross-border trade in goods will fall below what the single market previously allowed.
Non-tariff
barriers, customs declarations, customs checks, restrictions on movements of employees, withdrawal of recognition of previously recognized professional qualifications, changes in the status of the UK vis-à-vis
the EU for tax and VAT purposes, and other sources of friction have the potential to impair the profitability of a business, require it to adapt, or even relocate to operate through an establishment in the EU.

It will take some time to observe the many and varied effects on UK businesses of the consequences of leaving the single market and customs union (taking into account the flow of goods and services in both directions). Given the size and global significance of the UK’s economy, uncertainty, at least in the near term, about the effect of the FTA on the day-to-day
operations of those businesses that engage in the cross-border trade of goods or services between member states of the EU and the UK may be a continued source of currency fluctuations or have other adverse effects on international markets, international trade and other cross-border cooperation arrangements. The present uncertainty could therefore adversely affect the Fund, the performance of its Portfolio Funds and its ability to fulfil its investment objectives (especially if its Portfolio Funds include, or expose it to, businesses that have historically relied on access to the single market for their custom or that have historically relied on sourcing goods, materials or labor from the single market).
The Fund may be impacted by the effects and aftermath of the October 7th Attacks on Israel
On October 7th, 2023, Hamas (an organization which governs Gaza, and which has been designated as a terrorist organization by the United States, the United Kingdom, the European Union, Australia and other nations), committed a terrorist attack within Israel (the “October 7th Attacks”). As of the date of this prospectus, Israel and Hamas remain in active armed conflict. The ongoing conflict and rapidly evolving measures in response could have a negative impact on the economy and business activity globally (including in countries in which the Fund invests), and therefore could adversely affect the performance of the Fund. The severity and duration of the conflict and its future impact on global economic and market conditions (including, for example, oil prices) are impossible to predict, and as a result, present material uncertainty and risk with respect to the Fund and the performance of its Venture and Growth Assets and operations, and the ability of the Fund to achieve its investment objective. For example, the armed conflict may expand and may ultimately more actively involve the United States, Lebanon (and/or Hezbollah), Syria, Iran and/or other countries or terrorist organizations, any of which may exacerbate the risks described herein. Similar risks exist to the extent that any Venture and Growth Assets, service providers, vendor or certain other parties have material operations or assets in the Middle East, or the immediate surrounding areas. The United States has announced sanctions and other measures against Hamas-related persons and organizations in response to the October 7th Attacks, and the United States (and/or other countries) may announce further sanctions related to the ongoing conflict in the future. Risks related to sanctions described elsewhere herein apply to such sanctions as well.
Terrorist activities may negatively impact certain investments in the Middle East or certain asset types.
U.S. activities in Iran, Iraq, Afghanistan, and Syria, for example, and terrorist attacks of unprecedented scope have caused instability in the world financial markets and may generate global economic instability. The continued threat of terrorism and the impact of military or other action have led to and will likely lead to increased volatility in prices for commodities and could affect the Fund’s financial results. Further, the United States government has issued public warnings indicating that energy assets might be a specific target of terrorist organizations. Venture and Growth Assets (including Portfolio Funds and their underlying portfolio companies) may involve significant strategic assets having a national or regional profile. The nature of these assets could expose them to a greater risk of being the subject of a terrorist attack than other assets or businesses. Any terrorist attacks that occur at or near such assets would likely cause significant harm to employees, property and, potentially, the surrounding community, and may result in losses far in excess of available insurance coverage.
Global developments may negatively impact Asian economies.
Many countries in Asia are heavily dependent upon international trade, and the United States and Europe remain important export markets for many economies in the region. Consequently, countries in the region may be adversely impacted by economic and political developments in other parts of the world, particularly in the case of significant contractions and weakening in demand in primary export markets or enactment of trade barriers by key trading partners. The global financial crisis in 2009 caused significant dislocations, illiquidity and volatility in the wider global credit and financial markets, including markets in Asia. While the volatility of global financial markets has largely subsided, there are rising political tensions within the region and globally, leaders in the United States and several European nations have risen to power on protectionist economic policies, and there are growing doubts about the future of global free trade. There can be no certainty that economies in the region may not be impacted by future shocks to the global economy. Further, the U.S. presidential administration and certain members of the U.S. congress have previously expressed and continue to actively express support for renegotiating international trade agreements and imposing a “border tax adjustment.” In addition, both the United States and China are currently engaged in sometimes hostile negotiations regarding their international trade arrangements, and each side has engaged or threatened to engage in an escalation of domestic protective measures such as tariffs. Commonly referred to as a “trade war”, the ongoing negotiations between the United States and China have led to significant uncertainty and volatility in the financial markets. As of the date of this Prospectus, the future of the relationship between the United States and China is uncertain, and the failure of those countries to resolve their current disputes could have materially adverse effects on the global economy. This, and/or future downturns in the global economy, significant introductions of barriers to trade or even bilateral trade frictions between the region’s major trading partners and the United States or countries representing key export markets in Europe could adversely affect the financial performance of an underlying fund’s investment and such underlying fund could lose both invested capital in and anticipated profits from the affected investments.
The Fund is subject to cybersecurity risk.
The Fund depends on Lexington to develop or procure and utilize appropriate systems for the Fund’s activities, and Lexington and the Fund depend heavily upon computer systems to perform necessary business functions. Lexington’s Venture and Growth Assets’ information and technology systems and those of companies on which the Fund relies and in which the Fund invests are, just as with other companies, vulnerable to potential damage or interruption from cyber-attacks (such as computer viruses, malicious software, infiltration or tampering by unauthorized persons, ransomware demands and denial of service attacks), security breaches (such as physical and electronic break-ins),
network failures, computer and telecommunication failures, ransomware demands, denial of service attacks, usage errors by their respective professionals, power outages, and catastrophic events such as fires, tornadoes, floods, hurricanes, and earthquakes. Although Lexington has implemented, and the Venture and Growth Assets likely will have implemented, various measures to manage risks relating to these types of events, if important systems are compromised, become inoperable for extended periods of time or cease to function properly, it likely would be necessary for Lexington, the Fund and/or a Venture and Growth Asset to make a significant investment to fix or replace them. Venture and Growth Assets may be invested in or otherwise involved with companies that have experienced cybersecurity events and that, given the rise of cybersecurity incidents, may become involved in future cybersecurity events. Cybersecurity incidents and cyber-attacks have been occurring globally at a more frequent and severe level and will likely continue to increase in frequency in the future. The failure or inadequacy of these systems and/or of disaster recovery plans for any reason could cause significant interruptions in Lexington’s, the Fund’s, a Venture and Growth Asset’s operations and result in a failure to maintain capabilities essential to the Fund’s operations and / or the security, confidentiality, and privacy of proprietary or sensitive data and information (including personal information of investors and their personnel and beneficial owners) that is processed and stored in, and transmitted through, the computer systems and networks of Lexington, the Fund, any third parties on which the Fund relies or their downstream vendors. Such a failure could harm Lexington’s, the Fund’s and/or a Venture and Growth Asset’s reputation, subject any such entity and their respective affiliates to legal claims, and otherwise affect their business and financial performance. If a significant number of Lexington’s personnel were to be unavailable in the event of a disaster, Lexington’s ability to effectively conduct the Fund’s business could be severely compromised. In addition, there are increased risks relating to Lexington’s reliance on its computer programs and systems if Lexington’s personnel are required to work remotely for extended periods of time as a result of events such as an outbreak of infectious disease or other adverse public health developments (such as have persisted during the
COVID-19
pandemic) or natural disasters, including an increased risk of cyber-attacks and unauthorized access to Lexington’s computer systems.

Lexington’s service providers are subject to the same electronic information security threats as Lexington. If a service provider fails to adopt or adhere to adequate data security policies, or in the event of a breach of its networks, information relating to the Fund, may become inaccessible and personally identifiable information of individual Shareholders may be lost or improperly accessed, used or disclosed. Notwithstanding the diligence that Lexington performs on its service providers, Lexington often is not in a position to verify the risks or reliability of their respective information technology systems.
The loss or improper access, use or disclosure of Lexington’s or the Fund’s proprietary information may cause Lexington or the Fund to suffer, among other things, financial loss, the disruption of their business, liability to third parties, regulatory intervention or reputational damage. Any of the foregoing events could have a negative effect on the Fund.
There are certain costs (e.g.,
on-line
time) and possible risks (e.g., slow downloading time, system outages and documents being quarantined in “fire walls”) associated with electronic delivery. Moreover, Lexington cannot provide any assurance that these communication methods are secure and will not be responsible for any security breaches, computer viruses, problems or malfunctions resulting from any computer viruses or other problems that may be associated with the use of an internet based system.
The Fund is subject to data protection risks.
The Fund, the Manager, Lexington, FAV, their respective affiliates and/or service providers and the Fund’s portfolio investments may each receive, store, process and use personal data, including through the use of third-party processors and cloud-based and other service providers. Legal requirements relating to the collection, storage, handling and transfer of personal data continue to develop in different countries. Certain activities of the Manager, Lexington, FAV and the Fund and/or their respective affiliates may, for example, be subject to the EU’s General Data Protection Regulation (the “GDPR”), the California Consumer Privacy Act, the UK Data Protection Act 2018, the Swiss Federal Data Protection Act or the Cayman Islands Data Protection Law Act (together with other applicable laws, and each as may be amended or replaced from time to time, the “Privacy and Data Protection Laws”). A breach of such laws could result in negative publicity and may subject the Fund to significant costs associated with regulatory sanctions, civil liability for claims in damages from data subjects or third parties, and other penalties. Certain violations can even result in, in the case of the GDPR, for example, fines of up to 4% of total annual worldwide turnover or €20 million (whichever is higher), depending on the type and severity of the breach. Under some Privacy and Data Protection Laws, it is an offense not to notify the appropriate regulator of a security breach of personal data (or similar personal data breaches), or to notify the data subjects affected by the breach. Compliance with Privacy and Data Protection Laws requires implementing effective policies and procedures that reflect the applicable law, and maintaining an ongoing and active monitoring program. The implementation and maintenance of such programs may lead to an increase in compliance costs, particularly in the context of ensuring that adequate data protection and data transfer mechanisms are in place. The costs of compliance with, and other burdens imposed by, such laws will be borne (whether directly or indirectly) by the Fund and may, therefore, affect any returns that would otherwise be available to investors. Further, the Manager, Lexington and/or FAV may not be able to accurately anticipate further legislative evolution in the field of data protection and privacy or the ways in which regulators and courts will apply or interpret the Privacy and Data Protection Laws. If such laws are implemented, interpreted or applied in a manner inconsistent with the Manager’s, Lexington’s and/or FAV’s expectations, that may result in the Manager’s, Lexington’s and/or FAV’s business practices changing in a manner that adversely impacts the Fund. The resources required for day-to-day
operations and for dealing with exceptional circumstances may divert the Manager’s, Lexington’s and/or FAV’s time and effort from other activities relating to the management of the Fund and entail substantial expense.
The Fund is subject to social media and publicity risk.
The use of social networks, message boards, internet channels and other platforms has become widespread within the United States and globally. As a result, individuals now have the ability to rapidly and broadly disseminate information or misinformation, without independent or authoritative verification. Any such information or misinformation regarding the Manager, the Fund or a Venture and Growth Asset could have a material and adverse effect on the value of the Fund.
The Fund is subject to risks associated with Special Purpose Acquisition Companies.
The Fund may invest in stock, warrants or other securities of special purpose acquisition companies (“SPACs”) or similar special purpose entities that pool funds to seek potential acquisition opportunities. Unless and until an acquisition is completed, a SPAC or similar entity generally maintains assets (less a portion retained to cover expenses) in a trust account comprised of U.S. Government securities, money market securities, and cash. If an acquisition is not completed within a pre-established period of time, the invested funds are returned to the entity’s shareholders.
Because SPACs and similar entities are essentially blank-check companies without an operating history or ongoing business other than seeking acquisitions, the value of their securities is particularly dependent on the ability of the entity’s management to identify and complete a profitable acquisition. SPACs may allow shareholders to redeem their pro rata investment immediately after the SPAC announces a proposed acquisition, which may prevent the entity’s management from completing the transaction. Some SPACs may pursue acquisitions only within certain industries or regions, which may increase the volatility of their prices. In addition, SPACs may trade in the over-the-counter market and, accordingly, may be considered illiquid and/or be subject to restrictions on resale.
The Fund is subject to risks associated with Private Investments in Public Equity.
The Fund, through the Secondary Investments, may invest in securities issued in private investments in public equity transactions, commonly referred to as “PIPEs.” A PIPE investment involves the sale of equity securities, or securities convertible into equity securities, in a private placement transaction by an issuer that already has outstanding, publicly traded equity securities of the same class.
Shares acquired in PIPEs are commonly sold at a discount to the current market value per share of the issuer’s publicly traded securities. Securities acquired in PIPEs generally are not registered with the SEC until after a certain period of time from the date the private sale is completed, which may be months and perhaps longer. PIPEs may contain provisions that require the issuer to pay penalties to the holder if the securities are not registered within a specified period. Until the public registration process is completed, securities acquired in PIPEs are restricted and, like investments in other types of restricted securities, may be illiquid. Any number of factors may prevent or delay a proposed registration. Prior to or in the absence of registration, it may be possible for securities acquired in PIPEs to be resold in transactions exempt from registration under the Securities Act. There is no guarantee, however, that an active trading market for such securities will exist at the time of disposition, and the lack of such a market could hurt the market value of the Fund’s investments. Even if the securities acquired in PIPEs become registered, or the Fund is able to sell the securities through an exempt transaction, the Fund may not be able to sell all the securities it holds on short notice and the sale could impact the market price of the securities.
Technological or other innovations and industry disruptions may negatively impact the Fund.
In the current period of rapid technological and commercial innovation, new businesses and approaches may be created that could affect Lexington, the Fund and its Venture and Growth Assets or alter the market practices the Fund’s strategy has been designed to function within and on which the Fund’s strategy depends for investment return. Moreover, given the pace of innovation in recent years, such technological innovation may adversely impact Lexington, the Fund and its Venture and Growth Assets in a manner that may not have been foreseen, or foreseeable, at the time the Fund made its investment. For example, recent technological developments in AI, including machine learning technology and generative AI such as ChatGPT (collectively,
“AI Technologies”), pose risks to Lexington, the Fund and its Venture and Growth Assets. Any of these technological innovations could damage the Fund’s Venture and Growth Assets, significantly disrupt the market in which they operate and subject them to increased competition, which could materially and adversely affect their business, financial condition and results of investments.
AI Technologies are highly reliant on the collection and analysis of large amounts of data and complex algorithms but it is not possible or practicable to incorporate all relevant data into models that AI Technologies utilize to operate, nor does Lexington expect to be involved in the collection of such data or development of such algorithms in the ordinary course. Moreover, with the use of AI Technologies, there exists a lack of transparency of how inputs are converted to outputs and Lexington in no way will be able to verify this process and its accuracy. Accuracy of such inputs and the resulting impact on the modeling of AI Technologies cannot be verified and could result in risk of diminished quality control or false or misleading information, including coding that may be used by Lexington, the Fund, its Venture and Growth Assets or a third-party. Further, inherent bias in the construction of AI Technologies can lead to a wide array of risks including but not limited to accuracy, efficacy and reputation. Therefore, it is expected that data in such models will contain a degree of inaccuracy and error, and potentially materially so, and that such data as well as algorithms in use could otherwise be inadequate or flawed, which would be likely to degrade the effectiveness of AI Technologies and could adversely impact Lexington, the Fund and its Venture and Growth Assets to the extent they rely on the work product of such AI Technologies.
AI Technologies could also be misused or misappropriated by third-parties and/or employees of Lexington. For example, there is a risk that a user may input confidential information, including material non-public
information, or personal identifiable information into AI Technologies applications, resulting in such confidential information becoming part of a dataset that is accessible by other third-party AI Technologies applications and users. Moreover, Lexington will not necessarily be in a position to control the manner in which third-party products are developed or maintained or the manner in which third-party services are provided, even where it has sought contractual protection against such use. The use of AI Technologies, including potential inadvertent disclosure of confidential Lexington, Fund or Venture and Growth Assets information or personal identifiable information, could also lead to legal and regulatory investigations and enforcement actions. For example, certain revenue management system software providers are subject to lawsuits and investigations alleging antitrust violations in connection with the use of algorithmic price setting technologies. There is no guarantee that AI Technologies utilized or developed by operating partners or service providers will not present similar risks in the future and Lexington, the Fund or the Fund’s investments could experience directly or indirectly negative impacts or otherwise be subject to or implicated by litigation or investigations involving any possible violation of laws related to use of these technologies by operating partners or service providers. AI Technologies and their current and potential future applications including in the private investment and financial sectors, as well as the legal and regulatory frameworks within which they operate, continue to rapidly evolve, and it is impossible to predict the full extent of current or future risks related thereto. For more information on risks relating to information security, see also “The Fund is subject to cybersecurity risk” herein.
Lexington personnel are instructed to limit their use of public AI tools, and to refrain from using non-public
or personal information with such tools. Lexington continues to consider formal internal policies governing use of AI Technologies by its personnel, including in connection with Lexington’s investment activities, and such internal policies, if adopted, can be expected to be periodically evaluated and adjusted as AI Technologies continue to advance. Notwithstanding any preventative policies (if adopted) or practices that aim to restrict or govern the use of AI Technologies, it is possible that the Fund’s Venture and Growth Assets and/or other entities or persons connected to Lexington and/or the Fund, could utilize AI Technologies in contravention of such policies or otherwise misuse AI Technologies.
AI Technologies and their applications, including in the private investment and financial sectors, as well as the legal and regulatory frameworks within which they operate, continue to develop rapidly, and it is impossible to predict the future risks that may arise from such developments. For example, if Lexington were to share or license AI Technologies, including ones that include some degree of internal development, with investors, Venture and Growth Assets or other third parties, such activity could introduce a number of additional risks to Lexington, the Fund, Venture and Growth Assets or other users of such AI Technologies. Regulations related to AI Technologies may also impose certain obligations on organizations, and the costs of monitoring and responding to such regulations, as well as the consequences of non-compliance,
could have an adverse effect on organizations connected to Lexington, the Fund and Venture and Growth Assets. For example, the EU is in the process of implementing a new regulation applicable to certain AI Technologies and the data used to train, test and deploy them (the “EU AI Act”). Once in effect, the EU AI Act will impose material requirements on both the providers and deployers of certain AI Technologies, with infringements punishable by sanctions including fines of up to 7% of total annual worldwide turnover or 35 million euros (whichever is higher) for the most serious breaches. These obligations will apply on an extraterritorial basis. Preparing for and complying with the EU AI Act and other regulations related to AI Technologies could involve material compliance costs and/or adversely affect the operations or performance of Lexington, the Fund and Venture and Growth Assets. Additional, unanticipated risks may emerge as use cases for AI Technologies are developed further and as the technology underlying AI Technologies continue to evolve.
The Fund may fail to qualify as a RIC under Subchapter M of the Code.
The Fund intends to elect to be treated, and intends to operate in a manner so as to qualify for treatment in each taxable year, as a RIC under the Code. As such, the Fund must satisfy, among other requirements, certain ongoing asset diversification, source-of-income
and annual distribution requirements. If the Fund fails to qualify as a RIC it will become subject to corporate-level income tax, and the resulting corporate taxes could substantially reduce the Fund’s net assets, the amount of income available for distributions to Shareholders, the amount of distributions and the amount of funds available for new investments. Such a failure would have a material adverse effect on the Fund and Shareholders. See “Material U.S. Federal Income Tax Considerations.”
Each of the aforementioned ongoing requirements for qualification of the Fund as a RIC requires that the Manager, Lexington and FAV obtain information from or about the underlying investments in which the Fund is invested. Portfolio Funds and Portfolio Fund Managers may not provide information sufficient to ensure that the Fund qualifies as a RIC under the Code. If the Fund does not receive sufficient information from Portfolio Funds or Portfolio Fund Managers, the Fund risks failing to satisfy the Subchapter M qualification tests and/or incurring an excise tax on undistributed income.
If, before the end of any quarter of its taxable year, the Fund believes that it may fail the Diversification Tests (as defined below in “Material U.S. Federal Income Tax Considerations—Qualification and Taxation as a Regulated Investment Company”), the Fund may seek to take certain actions to avert such a failure. However, the action frequently taken by RICs to avert such a failure, the disposition of non-diversified
assets, may be difficult to pursue because of the limited liquidity of the Fund’s investments. While relevant tax provisions afford a RIC a
30-day
period after the end of the relevant quarter in which to cure a diversification failure by disposing of non-diversified
assets, the constraints on the Fund’s ability to effect a sale of an investment may limit the Fund’s use of this cure period. In certain cases, the Fund may be afforded a longer cure period under applicable savings provisions, but the Fund may be subject to a penalty tax in connection with its use of those savings provisions. If the Fund fails to satisfy the Diversification Tests or other RIC requirements, the Fund may fail to qualify as a RIC under the Code. If the Fund fails to qualify as a RIC, it would become subject to a corporate-level U.S. federal income tax (and any applicable U.S. state and local taxes) and distributions to the Shareholders generally would be treated as corporate dividends. See “Material U.S. Federal Income Tax Considerations
—
Failure to Qualify as a Regulated Investment Company.” In addition, the Fund is required each December to make certain “excise tax” calculations based on income and gain information that must be obtained from the Portfolio Funds or Portfolio Fund Managers. If the Fund does not receive sufficient information from the Portfolio Funds or Portfolio Fund Managers, it risks failing to satisfy the Subchapter M qualification tests and/or incurring an excise tax on undistributed income (in addition to the corporate income tax). The Fund may, however, attempt to avoid such outcomes by paying a distribution that is or is considered to be in excess of its current and accumulated earnings and profits for the relevant period (i.e., a return of capital).

In order to comply with the RIC rules or for other reasons, the Fund may structure its investments in a way that could increase the taxes imposed thereon or in respect thereof. For example, the Fund may hold such investments through one or more U.S. or
non-U.S.
corporation(s) (or other entity treated as such for U.S. tax purposes), and the Fund would indirectly bear any U.S. or
non-U.S.
taxes imposed on such corporation(s). The Fund’s need to hold such investments through such U.S. or
non-U.S.
corporation(s) in order to satisfy the 90% Gross Income Test (as defined below) may jeopardize its ability to satisfy the Diversification Tests (as defined below), which may make it difficult for the Fund to qualify as a RIC for U.S. federal income tax purposes. The Fund may also be unable to make investments that it would otherwise determine to make as a result of the desire to qualify for the RIC rules.
In addition, the Fund may directly or indirectly invest in Venture and Growth Assets located outside the United States. Such Venture and Growth Assets may be subject to withholding taxes and other taxes in such jurisdictions with respect to their investments. In general, a U.S. person will not be able to claim a foreign tax credit or deduction for foreign taxes paid by the Fund. Further, adverse U.S. tax consequences can be associated with certain foreign investments, including potential U.S. withholding taxes on foreign investment entities with respect to their U.S. investments and potential adverse tax consequences associated with investments in any foreign corporations that are characterized for U.S. federal income tax purposes as “controlled foreign corporations” or “passive foreign investment companies.”
The Fund may retain some income and capital gains in the future, including for purposes of providing the Fund with additional liquidity, which amounts would be subject to a 4% U.S. federal excise tax to the extent they exceed the Excise Tax Distribution Requirements (as defined below), in addition to the corporate income tax. In that event, the Fund will be liable for the tax on the amount by which the Fund does not meet the foregoing distribution requirement. See “Material U.S. Federal Income Tax Considerations—Qualification and Taxation as a Regulated Investment Company.”
Withholding Risk Applicable to Secondaries Funds.
Unless an applicable
non-foreign
affidavit is furnished or other exception applies, if any portion of gain, if any, on a disposition of an interest in a partnership would be treated as effectively connected with the conduct of a U.S. trade or business, the transferee of such interest is required to withhold 10% of the amount realized on such disposition from a foreign transferor (and the underlying partnership (such as a Portfolio Fund) would be required to withhold from future distributions to the transferee if the transferee fails to properly withhold). As a primarily secondaries investment fund, the Fund may have a withholding obligation with respect to interests the Fund purchases in Portfolio Funds from foreign sellers. This withholding requirement may reduce the number of foreign sellers willing to sell interests in prospective Portfolio Funds and therefore reduce the number of investment opportunities available to the Fund. Additionally, if the Fund does not properly withhold from such foreign sellers, the Portfolio Fund would be required to withhold on future distributions to the Fund, which would negatively impact the Fund’s returns.
Risks Related to Hedging and Derivative Transactions.
The Fund may invest in certain securities, such as swaps, derivatives, hedges or foreign currency forward contracts, among others, which may be subject to special and complex federal income tax provisions that may, among other things, (i) disallow, suspend or otherwise limit the allowance of certain losses or deduction, (ii) convert tax-advantaged,
long-term capital gains and qualified dividend income into higher taxed short-term capital gain or ordinary income, (iii) increase ordinary income distributions, (iv) convert an ordinary loss or a deduction into a capital loss (the deductibility of which is subject to additional limitations), (v) cause the Fund to recognize income or gain without a corresponding receipt of cash, (vi) adversely affect the timing as to when a purchase or sale of stock or securities is deemed to occur, (vii) adversely alter the characterization of certain complex financial transactions, and (viii) produce income that will not be qualifying income for purposes of the 90% Gross Income Test (as defined below). It could be more difficult for the Fund to comply with certain federal income tax requirements applicable to RICs if the tax characterization of the Fund’s investments is not clear or if the tax treatment of the income from such investments was successfully challenged by the IRS.
Ongoing changes to regulation of the derivatives markets and potential changes in the regulation of funds using derivative instruments could limit the Fund’s ability to pursue its investment strategies. New regulation of derivatives may make them more costly, or may otherwise adversely affect their liquidity, value or performance.
The Fund relies on certain exemptions in Rule
18f-4
to enter into derivatives transactions and certain other transactions notwithstanding the restrictions on the issuance of “senior securities” under Section 18 of the 1940 Act. Under Rule
18f-4,
“derivatives transactions” include the following: (1) any swap, security-based swap, futures contract, forward contract, option (excluding purchased options), any combination of the foregoing, or any similar instrument, under which the Fund is or may be required to make any payment or delivery of cash or other assets during the life of the instrument or at maturity or early termination, whether as margin or settlement payment or otherwise; (2) any short sale borrowing; and (3) if the Fund relies on the exemption in Rule
18f-4(d)(1)(ii),
reverse repurchase agreements and similar financing transactions. The Fund will rely on a separate exemption in Rule
18f-4(e)
when entering into unfunded commitment agreements (e.g., capital commitments to invest equity in Portfolio Funds that can be drawn at the discretion of the Portfolio Fund’s general partner). To rely on the unfunded commitment agreements exemption, the Fund must reasonably believe, at the time it enters into such agreement, that it will have sufficient cash and cash equivalents to meet its obligations with respect to all of its unfunded commitment agreements, in each case as they come due. The Fund treats purchase price deferrals as unfunded commitment agreements for purposes of Rule
18f-4.
The Fund will rely on another exemption in Rule
18f-4(f)
when purchasing when-issued or forward-settling securities (e.g., firm and standby commitments, including to-be-announced
(“TBA”) commitments, and dollar rolls) and
non-standard
settlement cycle securities, if certain conditions are met. When the Fund enters into a secondary transaction to purchase interests in underlying Portfolio Funds, the Fund will treat the date of the transfer agreement to purchase the interest in a specific Portfolio Fund as the trade date for determining whether the purchase of the Portfolio Fund qualifies for the exemption for non-standard
settlement cycle securities transactions.
The Fund intends to operate as a “limited derivatives user” for purposes of the derivatives transactions exemption in Rule
18f-4.
To qualify as a limited derivatives user, the Fund’s “derivatives exposure” is limited to 10% of its net assets subject to exclusions for certain currency or interest rate hedging transactions (as calculated in accordance with Rule
18f-4).
If the Fund fails to qualify as a “limited derivatives user” as defined in
Rule 18f-4
and seeks to enter into derivatives transactions, the Fund will be required to establish a comprehensive derivatives risk management program, to comply with certain value-at-risk
based leverage limits, to appoint a derivatives risk manager and to provide additional disclosure both publicly and to the SEC regarding its derivatives positions.
Tax laws are subject to changes which may adversely affect the Fund.
It is possible that the current U.S. federal, state, local, or foreign income tax treatment accorded an investment in the Fund will be modified by legislative, administrative, or judicial action in the future, possibly with a retroactive effect.
The nature of additional changes in U.S. federal, state, local or
non-U.S.
income tax law, if any, cannot be determined prior to enactment of any new tax legislation. However, such legislation could significantly alter the tax consequences and decrease the after-tax
rate of return of an investment in the Fund. Potential investors therefore should seek, and must rely on, the advice of their own tax advisers with respect to the possible impact on their investments of recent legislation, as well as any future proposed tax legislation or administrative or judicial action.
There are risks related to the tax treatment of the Additional Shares.
The Manager and/or its affiliates may purchase Additional Shares on behalf of investors (or deliver to such investors Additional Shares from the assets of the Manager and/or its affiliates) that contribute capital to the Fund through the purchase of Shares during the Offering Period (as defined below). The Fund intends to take the position that the Additional Shares are issued in connection with the initial purchase of Shares before the end of the Offering Period and that the receipt of Additional Shares does not represent taxable income to any Shareholder. Accordingly, for U.S. federal income tax purposes, the Fund intends to take the position that upon receipt of Additional Shares, each Shareholder shall have an initial tax basis in such Additional Shares equal to zero and a new holding period commencing on the day following the day on which any such Additional Shares are issued.
No assurances can be provided that the tax treatment mentioned above will not be challenged by the IRS or that, if challenged, such tax treatment would be sustained. If such tax treatment is not sustained, the IRS may treat the receipt of the Additional Shares as taxable income to the applicable Shareholders or may reallocate a portion of a Shareholder’s aggregate tax basis in Shares purchased during the Offering Period to the Additional Shares. Prospective investors should consult their own tax advisers regarding the tax consequences of the receipt, ownership and disposition of Additional Shares.
There are risks related to the Incentive Fee.
The Incentive Fee payable by the Fund to the Manager, which is in turn paid in part by the Manager to Lexington, may create an incentive for Lexington to make investments on the Fund’s behalf that are riskier or more speculative than would be the case in the absence of such compensation arrangement.
Any Incentive Fee payable by the Fund that relates to an increase in value of the Fund’s investments may be computed and paid on gain or income that is unrealized, and the Manager and Lexington are not obligated to reimburse the Fund for any part of an Incentive Fee it previously received. If a Fund investment with an unrealized gain subsequently decreases in value, it is possible that such unrealized gain previously included in the calculation of an Incentive Fee will never become realized. This risk is heightened because the Fund expects to invest substantially in private, illiquid, or difficult-to-value assets for which valuations may be inherently uncertain and may be subject to significant revision before realization. Unlike funds that invest primarily in liquid, publicly-traded securities where gains and losses are more readily realized and market-tested, the Fund’s investments may remain unrealized for extended periods, and the valuations upon which Incentive Fees were calculated may be revised downward, written off, or never realized. Accordingly, Incentive Fees paid in prior periods may exceed the amounts that would have been payable if calculated solely on realized gains or measured at a later date. The Manager and Lexington are not obligated to reimburse the Fund for any part of the incentive fee it received that was based on unrealized gain never realized as a result of a sale or other disposition of a Fund investment at a lower valuation in the future. Thus, the Fund could have paid an Incentive Fee on income or gain the Fund never received. See “Investment Advisory and Management Agreement—Incentive Fee” and “—Incentive Fee Examples.”
The Incentive Fee is computed and paid on net profits that may include interest that has been accrued but not yet received in cash, such as market discount, debt instruments with payment in kind (“PIK”) interest, preferred stock with PIK dividends and zero coupon securi
t
ies, in addition to amounts related to unrealized capital appreciation. If there is a default on an investment by the obligor or such capital appreciation is not ultimately realized, it is possible that amounts previously used in the calculation of the Incentive Fee will become uncollectible, and each of the Manager, Lexington and FAV will have no obligation to refund any fees it received in respect of such accrued income. In addition, since in certain cases the Fund may recognize net profits before or without receiving cash representing such net profits and have a corresponding obligation to make an Incentive Fee payment, the Fund may have to sell some of its investments at times it would not consider advantageous, raise additional debt or equity capital or reduce new investments to meet its payment obligations.
The Fund, the Manager, Lexington and FAV are subject to ongoing regulatory scrutiny and reporting obligations.
The Fund, the Manager, Lexington and FAV may be subject to increased scrutiny by government regulators, investigators, auditors and law enforcement officials regarding the identities and sources of funds of investors. In that connection, in the future the Fund may become subject to additional obligations that may affect its investment program, the manner in which it operates and, reporting requirements regarding its investments and investors. Each Shareholder will be required to provide to the Fund such information as may be required to enable the Fund to comply with all applicable legal or regulatory requirements, and each Shareholder will be required to acknowledge and agree that the Fund may disclose such information to governmental and/or regulatory or self-regulatory authorities to the extent required by applicable law or regulation and may file such reports with such authorities as may be required by applicable law or regulation.
There is a risk that employee misconduct could occur with respect to the Fund.
The Manager’s, Lexington’s and FAV’s reputations are critical to maintaining and developing relationships with existing and prospective investors, as well as with the numerous third parties with which the Manager, Lexington, FAV and the Fund do business. In recent years, there have been a number of highly publicized cases involving fraud or other misconduct by employees in the financial services industry, and there is a risk that employee misconduct could occur with respect to the Fund. Misconduct by employees or by third-party service providers could cause significant losses to the Fund. Employee misconduct could include, among other things, binding the Fund to transactions that exceed authorized limits or present unacceptable risks and other unauthorized activities or concealing unsuccessful investments (which, in each case, would result in unknown and unmanaged risks or losses), or otherwise charging (or seeking to charge) inappropriate expenses to the Fund, the Manager, Lexington and/or FAV. In addition, any improper use or disclosure of confidential information by employees and third-party service providers, could result in litigation or serious financial harm, including limiting the Fund’s business prospects or future activities. Furthermore, because of the Manager’s, Lexington’s and FAV’s diverse business entities and the regulatory regimes under which they operate, misdeeds by the Manager, Lexington, FAV (or its personnel) could result in foreclosing the Fund’s ability to conduct its activities in the manner otherwise intended. It is not always possible to detect, deter and/or prevent misconduct by employees and/or service providers, and the precautions the Manager, Lexington and/or FAV takes to detect and prevent this activity are not guaranteed to be effective in all cases. It is also the case that misconduct at the level of a company in which the Fund invests also could have a negative effect on such company, and potentially on the Fund, the Manager, Lexington and/or FAV, and similar challenges in detection, deterrence and prevention apply, to an even greater degree, at such level.
This offering is being made on a reasonable best-efforts basis by the Distributor.
This offering is being made on a reasonable best efforts basis, whereby the Distributor is only required to use its reasonable best efforts to sell the Shares and neither it nor any selling agent has a firm commitment or obligation to purchase any of the Shares. To the extent that less than the maximum number of Shares is subscribed for, the opportunity for the allocation of the Fund’s investments among various issuers and industries may be decreased, and the returns achieved on those investments may be reduced as a result of allocating all of the Fund’s expenses over a smaller capital base. As a result, the Fund may be unable to achieve its investment objective and a Shareholder could lose some or all of the value of his, her or its investment in the Shares. The Distributor is an affiliate of the Fund, the Manager, Lexington and FAV. As a result, the Distributor’s due diligence review and investigation of the Fund and this Prospectus cannot be considered to be an independent review.

Business Contact [Member]
Cover [Abstract]
Entity Address, Address Line One		One Madison Avenue
Entity Address, City or Town		New York
Entity Address, State or Province		NY
Entity Address, Postal Zip Code		10010
Contact Personnel Name		Jane E. Trust
Class S Shares [Member]
Fee Table [Abstract]
Sales Load [Percent]	[1]	0.00%
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]	[2]	2.00%
Management Fees [Percent]	[3]	1.50%
Interest Expenses on Borrowings [Percent]	[4]	0.00%
Distribution/Servicing Fees [Percent]		0.85%
Incentive Fees [Percent]	[5]	0.00%
Acquired Fund Fees and Expenses [Percent]	[6]	1.00%
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	[7]	0.82%
Total Annual Expenses [Percent]		4.17%
Waivers and Reimbursements of Fees [Percent]	[8]	(0.07%)
Net Expense over Assets [Percent]		4.10%
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]			Class S Shares
Outstanding Security, Held [Shares]			0
Class D Shares [Member]
Fee Table [Abstract]
Sales Load [Percent]	[1]	0.00%
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]	[2]	2.00%
Management Fees [Percent]	[3]	1.50%
Interest Expenses on Borrowings [Percent]	[4]	0.00%
Distribution/Servicing Fees [Percent]		0.25%
Incentive Fees [Percent]	[5]	0.00%
Acquired Fund Fees and Expenses [Percent]	[6]	1.00%
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	[7]	0.82%
Total Annual Expenses [Percent]		3.57%
Waivers and Reimbursements of Fees [Percent]	[8]	(0.07%)
Net Expense over Assets [Percent]		3.50%
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]			Class D Shares
Outstanding Security, Held [Shares]			0
Class I Shares [Member]
Fee Table [Abstract]
Sales Load [Percent]	[1]	0.00%
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]	[2]	2.00%
Management Fees [Percent]	[3]	1.50%
Interest Expenses on Borrowings [Percent]	[4]	0.00%
Distribution/Servicing Fees [Percent]		0.00%
Incentive Fees [Percent]	[5]	0.00%
Acquired Fund Fees and Expenses [Percent]	[6]	1.00%
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	[7]	0.83%
Total Annual Expenses [Percent]		3.33%
Waivers and Reimbursements of Fees [Percent]	[8]	(0.08%)
Net Expense over Assets [Percent]		3.25%
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]			Class I Shares
Outstanding Security, Held [Shares]			4,000
Class M Shares [Member]
Fee Table [Abstract]
Sales Load [Percent]	[1]	0.00%
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]	[2]	2.00%
Management Fees [Percent]	[3]	1.50%
Interest Expenses on Borrowings [Percent]	[4]	0.00%
Distribution/Servicing Fees [Percent]		0.50%
Incentive Fees [Percent]	[5]	0.00%
Acquired Fund Fees and Expenses [Percent]	[6]	1.00%
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	[7]	0.82%
Total Annual Expenses [Percent]		3.82%
Waivers and Reimbursements of Fees [Percent]	[8]	(0.07%)
Net Expense over Assets [Percent]		3.75%
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]			Class M Shares
Outstanding Security, Held [Shares]			0
Common Shares [Member]
Other Annual Expenses [Abstract]
Basis of Transaction Fees, Note [Text Block]		as a percentage of net assets attributable to Shares
Expenses on a 1000 Class S Shares [Member]
Other Annual Expenses [Abstract]
Expense Example, Year 01		$ 31
Expense Example, Years 1 to 3		97
Expense Example, Years 1 to 5		165
Expense Example, Years 1 to 10		347
Expenses on a 1000 Class D Shares [Member]
Other Annual Expenses [Abstract]
Expense Example, Year 01		25
Expense Example, Years 1 to 3		79
Expense Example, Years 1 to 5		136
Expense Example, Years 1 to 10		289
Expenses on a 1000 Class I Shares [Member]
Other Annual Expenses [Abstract]
Expense Example, Year 01		23
Expense Example, Years 1 to 3		72
Expense Example, Years 1 to 5		124
Expense Example, Years 1 to 10		266
Expenses on a 1000 Class M Shares [Member]
Other Annual Expenses [Abstract]
Expense Example, Year 01		28
Expense Example, Years 1 to 3		87
Expense Example, Years 1 to 5		148
Expense Example, Years 1 to 10		314
Expenses on a 25000 Class S Shares [Member]
Other Annual Expenses [Abstract]
Expense Example, Year 01		780
Expense Example, Years 1 to 3		2,422
Expense Example, Years 1 to 5		4,125
Expense Example, Years 1 to 10		8,663
Expenses on a 25000 Class D Shares [Member]
Other Annual Expenses [Abstract]
Expense Example, Year 01		630
Expense Example, Years 1 to 3		1,976
Expense Example, Years 1 to 5		3,389
Expense Example, Years 1 to 10		7,232
Expenses on a 25000 Class I Shares [Member]
Other Annual Expenses [Abstract]
Expense Example, Year 01		568
Expense Example, Years 1 to 3		1,794
Expense Example, Years 1 to 5		3,078
Expense Example, Years 1 to 10		6,633
Expenses on a 25000 Class M Shares [Member]
Other Annual Expenses [Abstract]
Expense Example, Year 01		693
Expense Example, Years 1 to 3		2,163
Expense Example, Years 1 to 5		3,698
Expense Example, Years 1 to 10		$ 7,840

[1]	No upfront sales load will be paid with respect to Class S Shares, Class D Shares, Class I Shares or Class M Shares, however, if you buy Class S Shares, Class D Shares or Class M Shares through certain financial intermediaries, they may directly charge you transaction or other fees, including upfront placement fees or brokerage commissions, in such amount as they may determine, provided that selling agents limit such charges to a 3.0% cap on NAV for Class D Shares, a 3.0% cap on NAV Class S Shares and a 3.0% cap on NAV for Class M Shares. Financial intermediaries will not charge such fees on Class I Shares. Please consult your financial intermediary for additional information.
[2]	A 2.00% early repurchase fee payable to the Fund may be charged with respect to the repurchase of Shares at any time prior to the day immediately preceding the one-year anniversary of a Shareholder’s purchase of the Shares (on a “first in—first out” basis). An early repurchase fee payable by a Shareholder may be waived in circumstances where the Board determines that doing so is in the best interests of the Fund and in a manner that will not discriminate unfairly against any Shareholder. The early repurchase fee will not apply to Shares acquired through dividend reinvestment, and the Fund may waive the early repurchase fee in its sole discretion under certain circumstances: (i) with respect to repurchase requests submitted by discretionary model portfolio management programs (and similar arrangements); (ii) with respect to repurchase requests from feeder funds (or similar vehicles) primarily created to hold Shares, which are offered to non-U.S. persons, where such funds seek to avoid imposing such a deduction because of administrative or systems limitations; (iii) pursuant to an asset allocation program, wrap fee program or other investment program offered by a financial institution where investment decisions are made on a discretionary basis by investment professionals; and (iv) pursuant to an automatic non-discretionary rebalancing program. The early repurchase fee will be retained by the Fund for the benefit of the remaining Shareholders.
[3]	The Fund pays the Manager a quarterly Management Fee at an annual rate of 1.50% based on value of the Fund’s net assets, calculated and accrued monthly as of the last business day of each month. For purposes of determining the Management Fee payable to the Manager, the value of the Fund’s net assets will be calculated prior to the inclusion of the Management Fee and Incentive Fee, if any, payable to the Manager or to any purchases or repurchases of Shares of the Fund or any distributions by the Fund. The Manager has agreed to voluntarily waive its Management Fee through June 1, 2027. Unless otherwise extended by the Manager, the Management Fee payable by the Fund as of June 2, 2027, will be at the annual rate of 1.50%. The reduction of the Management Fee is not subject to recoupment by the Manager under the Expense Limitation Agreement, described below.
[4]	Calculations in the table do not assume leverage.
[5]	At the end of each calendar quarter of the Fund (and at certain other times), the Manager (or, to the extent permitted by applicable law, an affiliate of the Manager) will be entitled to receive an Incentive Fee equal to 15.0% of the amount that the Net Profits for the applicable period exceeds the Loss Recovery Account. “Net Profits” shall mean the amount by which (i) the sum of (A) the net asset value of the Fund as of the end of such quarter, (B) the aggregate repurchase price of all shares repurchased by the Fund during such quarter and (C) the amount of dividends and other distributions paid in respect of the Fund during such quarter and not reinvested in additional shares through the DRIP exceeds (ii) the sum of (X) the net asset value of the Fund as of the beginning of such quarter and (Y) the aggregate issue price of shares of the Fund issued during such quarter (excluding any Shares of such Class issued in connection with the reinvestment through the DRIP of dividends paid, or other distributions made, by the Fund through the DRIP). Incentive Fees are accrued monthly and paid quarterly. For purposes of calculating Incentive Fees, such accruals are not deducted from net asset value. Because the Incentive Fee is speculative, no Incentive Fee is presented for the initial year of operations. See “Management and Incentive Fees.”
[6]	The Acquired Fund Fees and Expenses include the fees and expenses of the Portfolio Funds in which the Fund intends to invest. Some or all of the Portfolio Funds in which the Fund intends to invest generally charge asset-based management fees. The managers of the Portfolio Funds may also receive performance-based compensation if the Portfolio Funds achieve certain profit levels, generally in the form of “carried interest” allocations of profits from the Portfolio Funds, which effectively will reduce the investment returns of the Portfolio Funds. The Portfolio Funds in which the Fund intends to invest generally charge a management fee of 1.00% to 2.50%, and generally charge between 10% and 30% of net profits as a carried interest allocation, subject to a clawback, although the amount of such fees and carried interest may vary over market cycles. The “Acquired Fund Fees and Expenses” disclosed above are estimates for the current fiscal year based on historic returns of Portfolio Funds in which the Fund expects to invest, and may change substantially over time. The Acquired Fund Fees and Expenses reflects operating expenses of the Portfolio Funds (i.e., management fees, administration fees and professional and other direct, fixed fees and expenses of the Portfolio Funds) and does not reflect any performance-based fees or allocations paid by the Portfolio Funds that are calculated solely on the realization and/or distribution of gains, or on the sum of such gains and unrealized appreciation of assets distributed in-kind. As such, fees and allocations for a particular period may be unrelated to the cost of investing in the Portfolio Funds.
[7]	The Other Expenses include, among other things, professional fees and other expenses that the Fund will bear, including initial and ongoing offering costs and fees and expenses of the Administrator, transfer agent and custodian. The Other Expenses are based on estimated amounts for the Fund’s current fiscal year.
[8]	Pursuant to an expense limitation agreement (the “Expense Limitation Agreement”) with the Fund, the Manager has agreed to waive fees that it would otherwise be paid, and/or to assume expenses of the Fund, if required to ensure certain annual operating expenses (excluding the Management Fee, Incentive Fee, any Distribution and Servicing Fee, interest, taxes, brokerage commissions, acquired fund fees and expenses, dividend and interest expenses relating to short sales, borrowing costs, merger or reorganization expenses, shareholder meetings expenses, litigation expenses, expenses associated with the acquisition and disposition of investments (including interest and structuring costs for borrowings and line(s) of credit), valuation service providers and extraordinary expenses, if any; collectively, the “Excluded Expenses”) do not exceed 0.50% per annum (excluding Excluded Expenses) of the Fund’s average monthly net assets of each class of Shares. With respect to each class of Shares, the Fund agrees to repay the Manager any fees waived or expenses assumed under the Expense Limitation Agreement for such class of Shares, provided the repayments do not cause the Fund’s annual operating expenses (excluding Excluded Expenses) for that class of Shares to exceed the expense limitation in place at the time the fees were waived and/or the expenses were reimbursed, or the expense limitation in place at the time the Fund repays the Manager, whichever is lower. The Manager is permitted to recapture amounts forgone or reimbursed within thirty-six months after the month the Manager earned the fee or incurred the expense. The Expense Limitation Agreement will have a term ending one-year from the date the Fund commences operations, and the Manager may extend the term for a period of one year on an annual basis. The Manager may not terminate the Expense Limitation Agreement during its initial one-year term.